REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of
Separate Account Three of Talcott Resolution Life Insurance Company and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of each of the Sub-Accounts of Separate Account Three of Talcott Resolution Life Insurance Company (the “Account”) listed in Note 1 (collectively, the “Sub-Accounts”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Pioneer Fund VCT Portfolio	Not Applicable	Period from January 1, 2025, to March 31, 2025	Period from January 1, 2025, to March 31, 2025, and the year ended December 31, 2024	Period from January 1, 2025, to March 31, 2025, and the four years in the period ended December 31, 2024
Victory Pioneer Fund VCT Portfolio	December 31, 2025	Period from March 31, 2025, to December 31, 2025	Period from March 31, 2025, to December 31, 2025	Period from March 31, 2025, to December 31, 2025

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 17, 2026

We have served as the auditor of Separate Account Three of Talcott Resolution Life Insurance Company since 2002.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	20,274
class B	4,178,645	17,681,678	3,495,354	—	—	—	—	—	9,655,330	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	200,416	476,367	—	3,404,663	18,143,755	—	—
class S2	—	—	—	172,835	—	6,717	742,194	1,809,052	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	4,178,645	17,681,678	3,495,354	373,251	476,367	6,717	4,146,857	19,952,807	9,655,330	20,274
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	335	2,985	—	21	20	—	250	830	2,019	1
Other assets	—	—	—	—	—	—	—	9	—	—
Total assets	4,178,980	17,684,663	3,495,354	373,272	476,387	6,717	4,147,107	19,953,646	9,657,349	20,275
Liabilities:
Due to Sponsor Company	335	2,985	—	21	20	—	250	830	2,019	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	335	2,985	—	21	20	—	250	830	2,019	1
Net assets:
For contract liabilities	$4,178,645	$17,681,678	$3,495,354	$373,251	$476,367	$6,717	$4,146,857	$19,952,816	$9,655,330	$20,274

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	20,274
class B	4,178,645	17,681,678	3,495,354	—	—	—	—	—	9,655,330	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	200,416	476,367	—	3,404,663	18,143,762	—	—
class S2	—	—	—	172,835	—	6,717	742,194	1,809,054	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,178,645	$17,681,678	$3,495,354	$373,251	$476,367	$6,717	$4,146,857	$19,952,816	$9,655,330	$20,274

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	2,178
class B	425,091	849,264	214,571	—	—	—	—	—	312,977	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	18,818	100,499	—	125,080	18,143,755	—	—
class S2	—	—	—	16,398	—	190	27,601	1,809,052	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	425,091	849,264	214,571	35,216	100,499	190	152,681	19,952,807	312,977	2,178

Cost	$4,440,311	$13,178,234	$3,773,421	$366,118	$497,682	$5,904	$3,286,606	$19,952,807	$9,140,225	$22,398

Deferred contracts in the accumulation period:
Units owned by participants #	167,997	1,131,991	97,352	39,434	34,464	369	119,427	1,967,189	546,759	1,891
Minimum unit fair value #*	$19.970440	$10.580363	$29.565387	$8.531159	$11.308288	$18.219374	$28.857250	$8.699622	$16.213402	$10.720785
Maximum unit fair value #*	$28.163670	$20.511241	$45.996490	$10.113117	$15.830652	$18.219374	$34.973329	$11.050466	$18.461898	$10.720785
Contract liability	$4,080,080	$17,518,473	$3,486,345	$373,251	$461,293	$6,717	$4,034,513	$19,757,515	$9,564,862	$20,274

Contracts in payout (annuitization) period:
Units owned by participants #	3,897	10,421	258	—	960	—	3,260	18,808	5,113	—
Minimum unit fair value #*	$23.592679	$15.010050	$34.565390	$—	$15.598251	$—	$34.460014	$9.929093	$17.360407	$—
Maximum unit fair value #*	$25.911700	$16.485682	$34.927397	$—	$15.830652	$—	$34.460014	$10.575912	$17.964005	$—
Contract liability	$98,565	$163,205	$9,009	$—	$15,074	$—	$112,344	$195,301	$90,468	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$86,371	$—	$—	$—	$—
class 2	1,508,696	13,973,113	7,022,649	1,987,225	466,542	—	—	—	—	—
class 4	—	11,724	—	8,531	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	14,936,908	11,651,292	118,071,929	21,769,931
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,508,696	13,984,837	7,022,649	1,995,756	466,542	86,371	14,936,908	11,651,292	118,071,929	21,769,931
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	188	1,083	617	16,099	98	4	2,132	481	279,846	104,480
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	1,508,884	13,985,920	7,023,266	2,011,855	466,640	86,375	14,939,040	11,651,773	118,351,775	21,874,411
Liabilities:
Due to Sponsor Company	188	1,083	617	16,099	98	4	2,132	481	279,846	104,480
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	—	—	1	—
Total liabilities	188	1,084	617	16,099	98	4	2,132	481	279,847	104,480
Net assets:
For contract liabilities	$1,508,696	$13,984,836	$7,022,649	$1,995,756	$466,542	$86,371	$14,936,908	$11,651,292	$118,071,928	$21,769,931

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$86,371	$—	$—	$—	$—
class 2	1,508,696	13,973,112	7,022,649	1,987,225	466,542	—	—	—	—	—
class 4	—	11,724	—	8,531	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	14,936,908	11,651,292	118,071,928	21,769,931
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,508,696	$13,984,836	$7,022,649	$1,995,756	$466,542	$86,371	$14,936,908	$11,651,292	$118,071,928	$21,769,931

Shares:
class 1	—	—	—	—	—	3,759	—	—	—	—
class 2	39,588	100,671	105,954	89,434	24,503	—	—	—	—	—
class 4	—	87	—	391	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	530,996	125,445	2,076,538	618,991
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	39,588	100,758	105,954	89,825	24,503	3,759	530,996	125,445	2,076,538	618,991

Cost	$1,186,880	$8,165,298	$5,185,456	$1,594,199	$458,992	$92,967	$12,471,990	$10,172,453	$85,223,129	$21,145,887

Deferred contracts in the accumulation period:
Units owned by participants #	29,932	187,118	116,958	127,825	12,410	16,923	399,712	143,454	1,640,113	478,425
Minimum unit fair value #*	$36.430229	$10.078162	$51.427235	$3.354720	$27.066858	$3.721283	$30.227245	$66.197213	$57.147544	$35.581971
Maximum unit fair value #*	$68.180073	$102.490227	$65.209019	$30.301374	$45.762547	$5.992675	$48.114952	$98.784337	$87.770103	$52.618237
Contract liability	$1,508,696	$13,807,453	$6,933,009	$1,975,919	$460,993	$83,061	$14,845,651	$11,597,382	$115,923,851	$21,570,655

Contracts in payout (annuitization) period:
Units owned by participants #	—	2,127	1,382	665	144	789	2,429	662	28,990	4,164
Minimum unit fair value #*	$—	$69.599121	$58.948767	$20.544979	$32.448140	$4.197630	$35.711105	$78.204589	$67.513755	$43.619751
Maximum unit fair value #*	$—	$102.490227	$65.209019	$30.301374	$45.762547	$4.197630	$39.222123	$85.891737	$74.927122	$48.409998
Contract liability	$—	$177,383	$89,640	$19,837	$5,549	$3,310	$91,257	$53,910	$2,148,077	$199,276

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$844,661	$—	$279,636	$—	$—	$—
class 2	—	—	922,977	—	—	2,092,750	—	271,634	—	—
class 4	—	—	—	3,394	—	10,378	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	10,539,999	84,445,701
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,528,407	1,312,194	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	1,528,407	1,312,194	922,977	3,394	844,661	2,103,128	279,636	271,634	10,539,999	84,445,701
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	70	5,789	45	—	39	241	15	12	4,669	542,716
Other assets	—	—	—	—	—	—	—	—	2	—
Total assets	1,528,477	1,317,983	923,022	3,394	844,700	2,103,369	279,651	271,646	10,544,670	84,988,417
Liabilities:
Due to Sponsor Company	70	5,789	45	—	39	241	15	12	4,669	542,716
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	8
Total liabilities	70	5,789	45	—	39	241	15	12	4,669	542,724
Net assets:
For contract liabilities	$1,528,407	$1,312,194	$922,977	$3,394	$844,661	$2,103,128	$279,636	$271,634	$10,540,001	$84,445,693

Contract Liabilities:
class 1	$—	$—	$—	$—	$844,661	$—	$279,636	$—	$—	$—
class 2	—	—	922,977	—	—	2,092,750	—	271,634	—	—
class 4	—	—	—	3,394	—	10,378	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	10,540,001	84,445,693
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	1,528,407	1,312,194	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,528,407	$1,312,194	$922,977	$3,394	$844,661	$2,103,128	$279,636	$271,634	$10,540,001	$84,445,693

Shares:
class 1	—	—	—	—	88,446	—	22,921	—	—	—
class 2	—	—	64,499	—	—	129,984	—	19,197	—	—
class 4	—	—	—	233	—	635	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	359,973	8,805,600
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	94,521	71,045	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	94,521	71,045	64,499	233	88,446	130,619	22,921	19,197	359,973	8,805,600

Cost	$1,423,194	$1,054,720	$1,045,621	$3,175	$954,109	$2,091,613	$202,397	$224,491	$9,931,199	$95,262,608

Deferred contracts in the accumulation period:
Units owned by participants #	36,395	26,637	33,441	95	45,146	89,915	7,924	10,645	2,385,531	30,140,998
Minimum unit fair value #*	$34.028257	$43.980064	$4.251326	$35.606086	$2.432261	$3.254163	$26.241784	$21.043142	$2.833476	$1.746640
Maximum unit fair value #*	$62.028087	$81.230937	$47.673575	$35.606086	$26.058895	$37.375842	$39.582833	$26.916945	$37.380651	$17.563902
Contract liability	$1,528,407	$1,312,194	$906,424	$3,394	$743,503	$2,074,697	$276,344	$268,855	$10,264,311	$83,269,233

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	478	—	4,057	778	86	103	68,150	469,165
Minimum unit fair value #*	$—	$—	$26.722688	$—	$24.458598	$33.787427	$38.204012	$26.916945	$3.341896	$1.970317
Maximum unit fair value #*	$—	$—	$47.673575	$—	$26.058895	$37.375842	$38.204012	$26.916945	$14.440087	$4.389564
Contract liability	$—	$—	$16,553	$—	$101,158	$28,431	$3,292	$2,779	$275,690	$1,176,460

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	13,109,337	98,631,176	66,480,126	19,664,089	2,329,846	28,930,431	8,275,569	4,948,001	5,341,264	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	4,239,106
Total investments	13,109,337	98,631,176	66,480,126	19,664,089	2,329,846	28,930,431	8,275,569	4,948,001	5,341,264	4,239,106
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	7,097	26,035	6,396	140,910	100	4,157	964	574	2,219	230
Other assets	—	5	1	—	—	—	—	—	—	—
Total assets	13,116,434	98,657,216	66,486,523	19,804,999	2,329,946	28,934,588	8,276,533	4,948,575	5,343,483	4,239,336
Liabilities:
Due to Sponsor Company	7,097	26,035	6,396	140,910	100	4,157	964	574	2,219	230
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	—	4	—	—	—	—
Total liabilities	7,097	26,035	6,396	140,911	100	4,161	964	574	2,219	230
Net assets:
For contract liabilities	$13,109,337	$98,631,181	$66,480,127	$19,664,088	$2,329,846	$28,930,427	$8,275,569	$4,948,001	$5,341,264	$4,239,106

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	13,109,337	98,631,181	66,480,127	19,664,088	2,329,846	28,930,427	8,275,569	4,948,001	5,341,264	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	4,239,106
Total contract liabilities	$13,109,337	$98,631,181	$66,480,127	$19,664,088	$2,329,846	$28,930,427	$8,275,569	$4,948,001	$5,341,264	$4,239,106

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	246,277	4,312,688	2,866,758	955,960	100,424	2,800,623	415,023	201,302	57,230	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	223,346
Total shares	246,277	4,312,688	2,866,758	955,960	100,424	2,800,623	415,023	201,302	57,230	223,346

Cost	$11,197,667	$96,209,588	$47,640,112	$14,063,619	$3,117,386	$28,469,603	$7,742,084	$5,296,555	$4,440,069	$3,836,502

Deferred contracts in the accumulation period:
Units owned by participants #	273,508	11,665,810	8,319,668	5,366,652	206,817	21,665,223	1,189,934	783,746	1,026,378	106,225
Minimum unit fair value #*	$40.569008	$5.381353	$5.057062	$2.637071	$10.742833	$0.852187	$4.098446	$4.225569	$3.279184	$31.868200
Maximum unit fair value #*	$59.465117	$62.205429	$72.915561	$30.273270	$11.709797	$8.575238	$49.904552	$56.446950	$54.607344	$44.941215
Contract liability	$13,018,578	$97,172,598	$65,921,054	$19,497,178	$2,319,147	$28,661,386	$8,234,522	$4,925,436	$5,332,097	$4,232,050

Contracts in payout (annuitization) period:
Units owned by participants #	1,838	178,906	82,823	46,167	936	179,773	6,380	4,225	2,235	172
Minimum unit fair value #*	$46.172566	$6.413251	$6.439829	$3.110131	$11.185774	$1.229225	$5.958181	$4.901101	$4.102164	$37.647846
Maximum unit fair value #*	$50.332077	$15.987079	$7.100272	$5.617239	$11.460199	$1.923930	$8.734362	$5.452250	$4.102164	$41.348112
Contract liability	$90,759	$1,458,583	$559,073	$166,910	$10,699	$269,041	$41,047	$22,565	$9,167	$7,056

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	9,851,719	—	184,490
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	514,583	289,625	1,735,182	—	—	—	—
class S1	—	—	—	—	—	—	—	—	598,795	—
class S2	—	—	—	—	—	—	—	—	533,327	—
class SRV	—	—	—	—	—	—	11,937	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	3,110,539	8,560,243	28,335,020	—	—	—	—	—	—	—
Total investments	3,110,539	8,560,243	28,335,020	514,583	289,625	1,735,182	11,937	9,851,719	1,132,122	184,490
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	324	468	265,335	89,848	15	162	—	539	127	9
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	3,110,863	8,560,711	28,600,355	604,431	289,640	1,735,344	11,937	9,852,258	1,132,249	184,499
Liabilities:
Due to Sponsor Company	324	468	265,335	89,848	15	162	—	539	127	9
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	324	468	265,335	89,848	15	162	—	539	127	9
Net assets:
For contract liabilities	$3,110,539	$8,560,243	$28,335,020	$514,583	$289,625	$1,735,182	$11,937	$9,851,719	$1,132,122	$184,490

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	9,851,719	—	184,490
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	514,583	289,625	1,735,182	—	—	—	—
class S1	—	—	—	—	—	—	—	—	598,795	—
class S2	—	—	—	—	—	—	—	—	533,327	—
class SRV	—	—	—	—	—	—	11,937	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	3,110,539	8,560,243	28,335,020	—	—	—	—	—	—	—
Total contract liabilities	$3,110,539	$8,560,243	$28,335,020	$514,583	$289,625	$1,735,182	$11,937	$9,851,719	$1,132,122	$184,490

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	255,292	—	34,102
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	7,584	11,071	74,376	—	—	—	—
class S1	—	—	—	—	—	—	—	—	32,775	—
class S2	—	—	—	—	—	—	—	—	29,433	—
class SRV	—	—	—	—	—	—	553	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	156,781	806,809	675,286	—	—	—	—	—	—	—
Total shares	156,781	806,809	675,286	7,584	11,071	74,376	553	255,292	62,208	34,102

Cost	$2,558,413	$9,348,145	$23,168,265	$427,691	$299,339	$1,633,850	$9,637	$7,173,839	$1,011,553	$229,910

Deferred contracts in the accumulation period:
Units owned by participants #	60,493	380,367	770,380	11,817	10,817	53,589	328	404,343	34,930	11,823
Minimum unit fair value #*	$44.337076	$18.282858	$28.983262	$33.797026	$5.521918	$25.883602	$36.338730	$22.165876	$27.759257	$3.128188
Maximum unit fair value #*	$58.735704	$25.783170	$48.085391	$63.323793	$43.789475	$35.457532	$36.338730	$25.156884	$41.485749	$36.604176
Contract liability	$3,098,063	$8,507,067	$27,586,489	$514,583	$289,625	$1,701,407	$11,937	$9,717,981	$1,132,122	$175,837

Contracts in payout (annuitization) period:
Units owned by participants #	254	2,314	20,045	—	—	968	—	5,384	—	251
Minimum unit fair value #*	$49.204267	$21.598814	$33.885326	$—	$—	$32.053505	$—	$24.085808	$—	$34.438183
Maximum unit fair value #*	$49.204267	$25.783170	$40.873422	$—	$—	$35.457532	$—	$24.958643	$—	$34.438183
Contract liability	$12,476	$53,176	$748,531	$—	$—	$33,775	$—	$133,738	$—	$8,653

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	128,363	9,865,617	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	2,686,514	3,075,503	3,508,909	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,549,822	2,732,861	—	—	—	—	—
class S2	—	—	—	2,741,172	2,186,888	1,679,525	12,241,560	40,330,992	2,947,420	13,479,462
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	2,814,877	12,941,120	3,508,909	4,290,994	4,919,749	1,679,525	12,241,560	40,330,992	2,947,420	13,479,462
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	8,498	707	201	251	32,313	172	1,738	135,018	2,282	2,261
Other assets	—	—	—	—	—	1	—	—	—	—
Total assets	2,823,375	12,941,827	3,509,110	4,291,245	4,952,062	1,679,698	12,243,298	40,466,010	2,949,702	13,481,723
Liabilities:
Due to Sponsor Company	8,498	707	201	251	32,313	172	1,738	135,018	2,282	2,261
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	1	—	—
Total liabilities	8,498	707	201	251	32,313	172	1,738	135,019	2,282	2,261
Net assets:
For contract liabilities	$2,814,877	$12,941,120	$3,508,909	$4,290,994	$4,919,749	$1,679,526	$12,241,560	40,330,991	$2,947,420	$13,479,462

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	128,363	9,865,617	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	2,686,514	3,075,503	3,508,909	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	1,549,822	2,732,861	—	—	—	—	—
class S2	—	—	—	2,741,172	2,186,888	1,679,526	12,241,560	40,330,991	2,947,420	13,479,462
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,814,877	$12,941,120	$3,508,909	$4,290,994	$4,919,749	$1,679,526	$12,241,560	$40,330,991	$2,947,420	$13,479,462

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	7,306	371,446	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	153,603	153,392	545,709	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	85,390	95,189	—	—	—	—	—
class S2	—	—	—	154,345	79,813	26,487	206,609	1,111,047	137,409	486,448
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	160,909	524,838	545,709	239,735	175,002	26,487	206,609	1,111,047	137,409	486,448

Cost	$2,391,589	$10,794,247	$4,326,814	$3,781,908	$3,505,205	$1,756,297	$9,832,883	39,770,251	$2,895,507	$11,196,961

Deferred contracts in the accumulation period:
Units owned by participants #	109,966	186,071	53,795	75,907	58,157	40,420	228,381	927,062	64,024	308,177
Minimum unit fair value #*	$20.697076	$58.085418	$52.696527	$42.360315	$6.478372	$15.187149	$42.769059	$29.387196	$38.033530	$35.720227
Maximum unit fair value #*	$36.125501	$68.765263	$74.312761	$76.927657	$155.235108	$68.973015	$70.791340	$48.922408	$58.615695	$56.547589
Contract liability	$2,739,499	$12,435,902	$3,490,324	$4,256,010	$4,857,903	$1,668,397	$12,127,250	$39,617,057	$2,921,319	$13,353,837

Contracts in payout (annuitization) period:
Units owned by participants #	2,894	7,445	289	498	401	266	2,126	16,048	546	2,835
Minimum unit fair value #*	$24.451162	$65.006436	$62.253504	$54.960097	$64.485301	$41.865273	$51.055239	$40.557644	$45.401980	$41.761002
Maximum unit fair value #*	$26.854515	$67.910453	$68.371729	$76.927657	$155.235108	$41.865273	$60.946291	$48.922408	$49.864414	$46.345622
Contract liability	$75,378	$505,218	$18,585	$34,984	$61,846	$11,129	$114,310	$713,934	$26,101	$125,625

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2025

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	5,656,269	1,526,983	2,612,669	1,501,825	10,792,662	7,197,410	2,039,769	8,749,089	1,610,711	5,428,963
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	5,656,269	1,526,983	2,612,669	1,501,825	10,792,662	7,197,410	2,039,769	8,749,089	1,610,711	5,428,963
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,425	790	1,812	52	1,751	317,926	83	763	1,391	218
Other assets	—	—	—	—	—	—	—	—	—	—
Total assets	5,657,694	1,527,773	2,614,481	1,501,877	10,794,413	7,515,336	2,039,852	8,749,852	1,612,102	5,429,181
Liabilities:
Due to Sponsor Company	1,425	790	1,812	52	1,751	317,926	83	763	1,391	218
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	1,425	790	1,812	52	1,751	317,926	83	763	1,391	218
Net assets:
For contract liabilities	$5,656,269	$1,526,983	$2,612,669	$1,501,825	$10,792,662	$7,197,410	$2,039,769	$8,749,089	$1,610,711	$5,428,963

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	5,656,269	1,526,983	2,612,669	1,501,825	10,792,662	7,197,410	2,039,769	8,749,089	1,610,711	5,428,963
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$5,656,269	$1,526,983	$2,612,669	$1,501,825	$10,792,662	$7,197,410	$2,039,769	$8,749,089	$1,610,711	$5,428,963

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,200,906	76,810	148,616	94,693	544,809	304,975	44,055	809,351	94,803	152,114
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,200,906	76,810	148,616	94,693	544,809	304,975	44,055	809,351	94,803	152,114

Cost	$7,013,347	$1,299,060	$1,837,440	$1,029,353	$8,123,582	$5,174,839	$1,561,403	$9,205,937	$1,148,906	$3,879,746

Deferred contracts in the accumulation period:
Units owned by participants #	226,671	21,405	53,741	99,215	366,950	144,528	30,465	146,613	47,337	75,173
Minimum unit fair value #*	$15.880972	$25.240833	$38.987854	$12.253009	$13.426743	$30.950663	$55.849485	$41.558092	$25.925536	$58.474345
Maximum unit fair value #*	$30.703807	$106.441318	$46.993584	$16.567580	$47.342100	$75.645614	$74.748651	$76.322147	$39.213502	$80.907818
Contract liability	$5,555,661	$1,526,755	$2,333,669	$1,497,834	$10,715,120	$7,139,004	$2,032,832	$8,693,548	$1,610,711	$5,377,974

Contracts in payout (annuitization) period:
Units owned by participants #	3,824	2	6,441	259	1,895	1,143	99	842	—	675
Minimum unit fair value #*	$25.292773	$106.441318	$43.319588	$15.399193	$38.997265	$49.669290	$70.300057	$62.870374	$—	$75.561708
Maximum unit fair value #*	$28.103300	$106.441318	$43.319588	$15.399193	$43.331492	$55.188413	$70.300057	$69.857319	$—	$75.561708
Contract liability	$100,608	$228	$279,000	$3,991	$77,542	$58,406	$6,937	$55,541	$—	$50,989

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2025

	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	Victory Pioneer Fund VCT Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)(3)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$648,376	$32,138	$—	$—	$—
class 2	—	—	—	5,866	—	—	—	—
class 4	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	85,104
class INIT	—	—	—	—	—	510,419	533,607	—
class S1	508,907	—	—	—	—	—	—	—
class S2	6,449,706	12,908,722	79,201	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
Total investments	6,958,613	12,908,722	79,201	654,242	32,138	510,419	533,607	85,104
Due from Sponsor Company	—	—	—	—	—	—	—	—
Receivable for fund shares sold	550	435,107	4	51	1	20	23	5
Other assets	—	—	—	—	—	—	—	—
Total assets	6,959,163	13,343,829	79,205	654,293	32,139	510,439	533,630	85,109
Liabilities:
Due to Sponsor Company	550	435,107	4	51	1	20	23	5
Payable for fund shares purchased	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—
Total liabilities	550	435,107	4	51	1	20	23	5
Net assets:
For contract liabilities	$6,958,613	$12,908,722	$79,201	$654,242	$32,138	$510,419	$533,607	$85,104

Contract Liabilities:
class 1	$—	$—	$—	$648,376	$32,138	$—	$—	$—
class 2	—	—	—	5,866	—	—	—	—
class 4	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	85,104
class INIT	—	—	—	—	—	510,419	533,607	—
class S1	508,907	—	—	—	—	—	—	—
class S2	6,449,706	12,908,722	79,201	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
Total contract liabilities	$6,958,613	$12,908,722	$79,201	$654,242	$32,138	$510,419	$533,607	$85,104

Shares:
class 1	—	—	—	62,645	1,252	—	—	—
class 2	—	—	—	611	—	—	—	—
class 4	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	4,272
class INIT	—	—	—	—	—	16,036	23,663	—
class S1	23,859	—	—	—	—	—	—	—
class S2	302,235	606,328	1,101	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—
Total shares	326,094	606,328	1,101	63,256	1,252	16,036	23,663	4,272

Cost	$6,476,229	$10,543,765	$52,830	$595,944	$28,326	$410,740	$484,215	$74,273

Deferred contracts in the accumulation period:
Units owned by participants #	152,779	226,205	1,104	17,317	738	15,850	16,177	6,843
Minimum unit fair value #*	$4.908914	$45.222088	$63.194800	$4.685799	$42.621109	$29.447083	$31.381999	$5.022871
Maximum unit fair value #*	$60.907192	$66.730413	$77.418021	$42.485726	$45.788440	$32.664800	$33.506476	$63.873714
Contract liability	$6,917,150	$12,742,134	$79,201	$644,251	$32,138	$510,419	$533,607	$85,104

Contracts in payout (annuitization) period:
Units owned by participants #	786	2,783	—	252	—	—	—	—
Minimum unit fair value #*	$52.093567	$56.669487	$—	$39.632569	$—	$—	$—	$—
Maximum unit fair value #*	$57.161300	$66.730413	$—	$39.632569	$—	$—	$—	$—
Contract liability	$41,463	$166,588	$—	$9,991	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.
(2) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(3) Funded as of March 31,2025.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$79,637	$374,023	$20,658	$9,973	$32,026	$77	$65,044	$794,834	$84,685	$798

Expenses:
Administrative charges	(8,135)	(33,331)	(6,744)	—	—	—	—	—	—	—
Mortality and expense risk charges	(54,160)	(234,275)	(49,865)	(6,569)	(6,542)	(66)	(60,753)	(313,539)	(146,957)	(191)
Total expenses	(62,295)	(267,606)	(56,609)	(6,569)	(6,542)	(66)	(60,753)	(313,539)	(146,957)	(191)
Net investment income (loss)	17,342	106,417	(35,951)	3,404	25,484	11	4,291	481,295	(62,272)	607

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(114,626)	771,289	(8,589)	(14)	1,723	95	126,821	—	98,116	(340)
Net realized gain distributions	220,723	—	389,799	—	—	418	319,279	—	790,788	—
Change in unrealized appreciation (depreciation) during the period	491,549	4,803,087	(313,959)	10,933	(2,487)	414	90,348	—	(46,350)	846
Net gain (loss) on investments	597,646	5,574,376	67,251	10,919	(764)	927	536,448	—	842,554	506
Net increase (decrease) in net assets resulting from operations	$614,988	$5,680,793	$31,300	$14,323	$24,720	$938	$540,739	$481,295	$780,282	$1,113

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$19,510	$21,130	$61,286	$24,657	$1,561	$—	$233,457	$5,577	$—	$51,513

Expenses:
Administrative charges	(1,939)	(16,254)	(8,133)	(2,473)	(553)	(186)	(26,777)	(22,000)	(220,937)	(40,276)
Mortality and expense risk charges	(22,334)	(237,893)	(120,388)	(28,717)	(8,025)	(1,152)	(203,916)	(156,423)	(1,465,820)	(285,074)
Total expenses	(24,273)	(254,147)	(128,521)	(31,190)	(8,578)	(1,338)	(230,693)	(178,423)	(1,686,757)	(325,350)
Net investment income (loss)	(4,763)	(233,017)	(67,235)	(6,533)	(7,017)	(1,338)	2,764	(172,846)	(1,686,757)	(273,837)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	20,599	794,209	304,576	29,684	(786)	17,814	390,879	414,534	6,933,335	75,505
Net realized gain distributions	172,990	1,079,993	1,147,307	—	10,771	27,223	831,938	1,515,114	18,965,566	2,520,544
Change in unrealized appreciation (depreciation) during the period	62,198	609,621	(371,419)	389,078	54,067	(27,833)	1,054,084	(337,253)	(3,592,449)	(322,398)
Net gain (loss) on investments	255,787	2,483,823	1,080,464	418,762	64,052	17,204	2,276,901	1,592,395	22,306,452	2,273,651
Net increase (decrease) in net assets resulting from operations	$251,024	$2,250,806	$1,013,229	$412,229	$57,035	$15,866	$2,279,665	$1,419,549	$20,619,695	$1,999,814

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$11,705	$5,140	$—	$33	$41,774	$42,136	$1,846	$2,665	$201,510	$4,659,357

Expenses:
Administrative charges	(2,500)	—	(1,316)	—	(1,115)	(2,916)	(324)	(436)	(20,676)	(166,400)
Mortality and expense risk charges	(23,467)	(19,174)	(15,904)	(32)	(13,788)	(33,091)	(4,397)	(4,409)	(148,534)	(1,050,855)
Total expenses	(25,967)	(19,174)	(17,220)	(32)	(14,903)	(36,007)	(4,721)	(4,845)	(169,210)	(1,217,255)
Net investment income (loss)	(14,262)	(14,034)	(17,220)	1	26,871	6,129	(2,875)	(2,180)	32,300	3,442,102

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	35,247	83,065	(14,650)	11	(20,380)	957	6,773	9,966	156,046	(2,221,375)
Net realized gain distributions	62,992	250,917	54,972	278	9	207,649	4,044	22,877	1,042,350	—
Change in unrealized appreciation (depreciation) during the period	(5,032)	(119,293)	(12,249)	(16)	39,873	(24,937)	83,259	26,653	(124,459)	3,623,132
Net gain (loss) on investments	93,207	214,689	28,073	273	19,502	183,669	94,076	59,496	1,073,937	1,401,757
Net increase (decrease) in net assets resulting from operations	$78,945	$200,655	$10,853	$274	$46,373	$189,798	$91,201	$57,316	$1,106,237	$4,843,859

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$82,685	$1,494,515	$266,424	$319,004	$—	$1,475,013	$35,414	$137,744	$62,753	$17,300

Expenses:
Administrative charges	—	(183,684)	(122,358)	(37,044)	—	(55,389)	—	(8,977)	(10,663)	(8,117)
Mortality and expense risk charges	(190,827)	(1,237,043)	(888,017)	(246,177)	(38,710)	(386,103)	(119,658)	(66,919)	(73,457)	(49,394)
Total expenses	(190,827)	(1,420,727)	(1,010,375)	(283,221)	(38,710)	(441,492)	(119,658)	(75,896)	(84,120)	(57,511)
Net investment income (loss)	(108,142)	73,788	(743,951)	35,783	(38,710)	1,033,521	(84,244)	61,848	(21,367)	(40,211)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	381,671	650,909	3,441,729	933,888	(95,305)	158,580	(69,638)	(25,896)	217,125	79,891
Net realized gain distributions	1,526,298	15,241,174	6,442,477	150,379	467,042	—	—	871,852	711,119	402,489
Change in unrealized appreciation (depreciation) during the period	(316,792)	(1,752,163)	(1,134,413)	3,708,620	(381,859)	(352,935)	1,081,183	(641,190)	(570,797)	59,174
Net gain (loss) on investments	1,591,177	14,139,920	8,749,793	4,792,887	(10,122)	(194,355)	1,011,545	204,766	357,447	541,554
Net increase (decrease) in net assets resulting from operations	$1,483,035	$14,213,708	$8,005,842	$4,828,670	$(48,832)	$839,166	$927,301	$266,614	$336,080	$501,343

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$17,478	$497,605	$156,053	$—	$4,531	$46,296	$157	$106,023	$21,436	$25,926

Expenses:
Administrative charges	(5,693)	(16,229)	(55,160)	(1,011)	(351)	(2,280)	—	—	(760)	(269)
Mortality and expense risk charges	(38,448)	(108,005)	(347,082)	(9,963)	(5,022)	(29,522)	(114)	(148,435)	(15,689)	(2,866)
Total expenses	(44,141)	(124,234)	(402,242)	(10,974)	(5,373)	(31,802)	(114)	(148,435)	(16,449)	(3,135)
Net investment income (loss)	(26,663)	373,371	(246,189)	(10,974)	(842)	14,494	43	(42,412)	4,987	22,791

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	68,605	(105,337)	1,234,853	41,783	11,852	14,213	136	297,277	6,684	(11,882)
Net realized gain distributions	233,651	—	2,923,038	134,893	115,965	123,449	870	530,625	57,622	—
Change in unrealized appreciation (depreciation) during the period	134,291	285,546	222,894	(92,175)	(95,060)	(1,359)	197	619,629	43,424	12,438
Net gain (loss) on investments	436,547	180,209	4,380,785	84,501	32,757	136,303	1,203	1,447,531	107,730	556
Net increase (decrease) in net assets resulting from operations	$409,884	$553,580	$4,134,596	$73,527	$31,915	$150,797	$1,246	$1,405,119	$112,717	$23,347

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$9,067	$—	$14,645	$11,920	$72,823	$—	$—	$—	$9,042	$30,820

Expenses:
Administrative charges	(4,684)	—	(7,265)	(6,834)	(6,896)	(2,905)	(23,466)	(76,661)	(5,384)	(25,771)
Mortality and expense risk charges	(35,742)	(182,734)	(47,811)	(58,137)	(70,158)	(24,588)	(162,147)	(509,246)	(42,428)	(180,414)
Total expenses	(40,426)	(182,734)	(55,076)	(64,971)	(77,054)	(27,493)	(185,613)	(585,907)	(47,812)	(206,185)
Net investment income (loss)	(31,359)	(182,734)	(40,431)	(53,051)	(4,231)	(27,493)	(185,613)	(585,907)	(38,770)	(175,365)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	6,899	115,411	(86,924)	138,331	153,340	4,035	931,631	626,385	3,664	545,007
Net realized gain distributions	85,365	—	—	606,950	382,978	163,586	1,516,391	7,626,035	181,429	1,370,400
Change in unrealized appreciation (depreciation) during the period	618,069	3,534,363	437,483	6,302	(105,827)	(92,169)	(720,787)	(2,578,053)	231,866	(744,057)
Net gain (loss) on investments	710,333	3,649,774	350,559	751,583	430,491	75,452	1,727,235	5,674,367	416,959	1,171,350
Net increase (decrease) in net assets resulting from operations	$678,974	$3,467,040	$310,128	$698,532	$426,260	$47,959	$1,541,622	$5,088,460	$378,189	$995,985

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2025

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$360,573	$32,836	$—	$18,548	$1,284	$31,262	$13,729	$57,624	$21,825	$72,758

Expenses:
Administrative charges	(10,911)	(2,926)	—	—	(20,520)	(14,148)	—	(16,121)	(2,988)	—
Mortality and expense risk charges	(74,176)	(17,922)	(40,625)	(18,173)	(144,318)	(98,579)	(29,125)	(123,808)	(18,995)	(74,199)
Total expenses	(85,087)	(20,848)	(40,625)	(18,173)	(164,838)	(112,727)	(29,125)	(139,929)	(21,983)	(74,199)
Net investment income (loss)	275,486	11,988	(40,625)	375	(163,554)	(81,465)	(15,396)	(82,305)	(158)	(1,441)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(363,806)	21,348	193,761	109,463	396,590	534,011	53,854	(117,381)	35,612	196,592
Net realized gain distributions	—	177,115	241,172	13,005	707,041	655,186	241,528	788,537	56,708	348,037
Change in unrealized appreciation (depreciation) during the period	479,481	(28,385)	(105,603)	274,444	2,247,221	7,330	(99,559)	(244,558)	90,140	328,517
Net gain (loss) on investments	115,675	170,078	329,330	396,912	3,350,852	1,196,527	195,823	426,598	182,460	873,146
Net increase (decrease) in net assets resulting from operations	$391,161	$182,066	$288,705	$397,287	$3,187,298	$1,115,062	$180,427	$344,293	$182,302	$871,705

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2025

	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	Victory Pioneer Fund VCT Portfolio
	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)(4)

Investment income:
Dividends	$44	$80,313	$185,496	$—	$—	$94	$2,212	$1,378	$143

Expenses:
Administrative charges	—	(12,024)	(23,450)	(110)	(11)	—	—	—	—
Mortality and expense risk charges	(1,141)	(96,224)	(185,676)	(1,322)	(10,364)	(460)	(6,891)	(7,816)	(1,374)
Total expenses	(1,141)	(108,248)	(209,126)	(1,432)	(10,375)	(460)	(6,891)	(7,816)	(1,374)
Net investment income (loss)	(1,097)	(27,935)	(23,630)	(1,432)	(10,375)	(366)	(4,679)	(6,438)	(1,231)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	17,371	86,633	504,084	2,263	11,501	87	10,781	1,687	230
Net realized gain distributions	—	514,225	1,374,649	7,956	36,258	3,234	49,302	72,651	11,737
Change in unrealized appreciation (depreciation) during the period	(33,510)	294,036	(21,002)	(4,255)	27,951	(1,305)	(3,297)	(27,767)	10,831
Net gain (loss) on investments	(16,139)	894,894	1,857,731	5,964	75,710	2,016	56,786	46,571	22,798
Net increase (decrease) in net assets resulting from operations	$(17,236)	$866,959	$1,834,101	$4,532	$65,335	$1,650	$52,107	$40,133	$21,567

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.
(2) Merged into Victory Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(3) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(4) Funded as of March 31,2025.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2025

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio	American Funds Insurance Series® The Bond Fund of America®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,342	$106,417	$(35,951)	$3,404	$25,484	$11	$4,291	$481,295	$(62,272)	$607
Net realized gain (loss) on security transactions	(114,626)	771,289	(8,589)	(14)	1,723	95	126,821	—	98,116	(340)
Net realized gain distributions	220,723	—	389,799	—	—	418	319,279	—	790,788	—
Change in unrealized appreciation (depreciation) during the period	491,549	4,803,087	(313,959)	10,933	(2,487)	414	90,348	—	(46,350)	846
Net increase (decrease) in net assets resulting from operations	614,988	5,680,793	31,300	14,323	24,720	938	540,739	481,295	780,282	1,113

Unit transactions:
Purchases	—	73,808	—	—	2,299	—	—	6,858	45,863	—
Net transfers	(94,889)	(1,784,696)	(90,074)	73,778	277,652	173	14,562	5,343,335	448,346	1,402
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(504,812)	(1,874,042)	(514,609)	(11,770)	(114,988)	(276)	(364,248)	(5,141,577)	(1,123,794)	(772)
Other transactions	1	(98)	1	1	1	(1)	83	2,663	(37)	—
Death benefits	(88,190)	(327,895)	(109,230)	—	(9,185)	—	(75,132)	(261,942)	(193,054)	—
Net annuity transactions	(62,884)	(24,335)	(2,109)	—	7,691	—	(39,948)	59,696	(21,083)	—
Net increase (decrease) in net assets resulting from unit transactions	(750,774)	(3,937,258)	(716,021)	62,009	163,470	(104)	(464,683)	9,033	(843,759)	630
Net increase (decrease) in net assets	(135,786)	1,743,535	(684,721)	76,332	188,190	834	76,056	490,328	(63,477)	1,743

Net assets:
Beginning of period	4,314,431	15,938,143	4,180,075	296,919	288,177	5,883	4,070,801	19,462,488	9,718,807	18,531
End of period	$4,178,645	$17,681,678	$3,495,354	$373,251	$476,367	$6,717	$4,146,857	$19,952,816	$9,655,330	$20,274

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(4,763)	$(233,017)	$(67,235)	$(6,533)	$(7,017)	$(1,338)	$2,764	$(172,846)	$(1,686,757)	$(273,837)
Net realized gain (loss) on security transactions	20,599	794,209	304,576	29,684	(786)	17,814	390,879	414,534	6,933,335	75,505
Net realized gain distributions	172,990	1,079,993	1,147,307	—	10,771	27,223	831,938	1,515,114	18,965,566	2,520,544
Change in unrealized appreciation (depreciation) during the period	62,198	609,621	(371,419)	389,078	54,067	(27,833)	1,054,084	(337,253)	(3,592,449)	(322,398)
Net increase (decrease) in net assets resulting from operations	251,024	2,250,806	1,013,229	412,229	57,035	15,866	2,279,665	1,419,549	20,619,695	1,999,814

Unit transactions:
Purchases	—	5,500	—	3,880	—	—	40,368	22,913	562,456	41,690
Net transfers	4,108	(139,344)	5,445	33,356	13,715	(607)	(159,494)	(1,209,505)	(1,834,664)	(64,454)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(71,671)	(1,217,705)	(749,485)	(132,083)	(78,932)	(138,475)	(1,603,356)	(932,636)	(12,321,872)	(1,958,183)
Other transactions	1	(3)	(1)	1	—	(2)	(7)	48	2,796	679
Death benefits	(4,024)	(282,074)	(108,115)	(51,232)	(14,518)	—	(303,348)	(157,722)	(3,483,921)	(422,631)
Net annuity transactions	—	(13,530)	(5,528)	(2,968)	1,992	(462)	(30,628)	(41,489)	206,943	89,306
Net increase (decrease) in net assets resulting from unit transactions	(71,586)	(1,647,156)	(857,684)	(149,046)	(77,743)	(139,546)	(2,056,465)	(2,318,391)	(16,868,262)	(2,313,593)
Net increase (decrease) in net assets	179,438	603,650	155,545	263,183	(20,708)	(123,680)	223,200	(898,842)	3,751,433	(313,779)

Net assets:
Beginning of period	1,329,258	13,381,186	6,867,104	1,732,573	487,250	210,051	14,713,708	12,550,134	114,320,495	22,083,710
End of period	$1,508,696	$13,984,836	$7,022,649	$1,995,756	$466,542	$86,371	$14,936,908	$11,651,292	$118,071,928	$21,769,931

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(14,262)	$(14,034)	$(17,220)	$1	$26,871	$6,129	$(2,875)	$(2,180)	$32,300	$3,442,102
Net realized gain (loss) on security transactions	35,247	83,065	(14,650)	11	(20,380)	957	6,773	9,966	156,046	(2,221,375)
Net realized gain distributions	62,992	250,917	54,972	278	9	207,649	4,044	22,877	1,042,350	—
Change in unrealized appreciation (depreciation) during the period	(5,032)	(119,293)	(12,249)	(16)	39,873	(24,937)	83,259	26,653	(124,459)	3,623,132
Net increase (decrease) in net assets resulting from operations	78,945	200,655	10,853	274	46,373	189,798	91,201	57,316	1,106,237	4,843,859

Unit transactions:
Purchases	1,200	—	1,055	—	—	—	—	—	35,611	319,322
Net transfers	(106,560)	(186,497)	4,288	56	10,999	(24,965)	(4,628)	(13,431)	(85,494)	3,886,485
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(157,138)	(127,906)	(86,739)	(137)	(147,824)	(96,602)	(31,693)	(59,330)	(1,459,586)	(10,216,444)
Other transactions	—	—	1	—	(1)	—	—	—	5	(26)
Death benefits	(123,949)	(12,070)	(3,836)	—	—	(8,713)	—	—	(270,404)	(2,534,662)
Net annuity transactions	—	—	7,155	—	61,106	(8,230)	(484)	(3,996)	(40,597)	(8,750)
Net increase (decrease) in net assets resulting from unit transactions	(386,447)	(326,473)	(78,076)	(81)	(75,720)	(138,510)	(36,805)	(76,757)	(1,820,465)	(8,554,075)
Net increase (decrease) in net assets	(307,502)	(125,818)	(67,223)	193	(29,347)	51,288	54,396	(19,441)	(714,228)	(3,710,216)

Net assets:
Beginning of period	1,835,909	1,438,012	990,200	3,201	874,008	2,051,840	225,240	291,075	11,254,229	88,155,909
End of period	$1,528,407	$1,312,194	$922,977	$3,394	$844,661	$2,103,128	$279,636	$271,634	$10,540,001	$84,445,693

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(108,142)	$73,788	$(743,951)	$35,783	$(38,710)	$1,033,521	$(84,244)	$61,848	$(21,367)	$(40,211)
Net realized gain (loss) on security transactions	381,671	650,909	3,441,729	933,888	(95,305)	158,580	(69,638)	(25,896)	217,125	79,891
Net realized gain distributions	1,526,298	15,241,174	6,442,477	150,379	467,042	—	—	871,852	711,119	402,489
Change in unrealized appreciation (depreciation) during the period	(316,792)	(1,752,163)	(1,134,413)	3,708,620	(381,859)	(352,935)	1,081,183	(641,190)	(570,797)	59,174
Net increase (decrease) in net assets resulting from operations	1,483,035	14,213,708	8,005,842	4,828,670	(48,832)	839,166	927,301	266,614	336,080	501,343

Unit transactions:
Purchases	28,514	534,152	100,444	48,857	1,080	75,142	38,661	9,713	1,949	1,200
Net transfers	(35,617)	(611,579)	(1,062,301)	(826,977)	14,490	1,847,672	(38,051)	61,043	(213,643)	(105,493)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,642,524)	(9,819,548)	(6,240,257)	(2,237,487)	(178,877)	(3,201,612)	(818,684)	(495,309)	(453,948)	(457,661)
Other transactions	3	1,607	1,330	275	(2)	1	(32)	43	8	9
Death benefits	(338,075)	(2,511,036)	(1,496,332)	(509,357)	(25,563)	(339,217)	(101,924)	(94,945)	(64,956)	(15,508)
Net annuity transactions	(14,781)	(51,290)	(141,102)	(23,446)	(7,612)	(37,983)	(7,338)	(8,916)	(5,184)	(1,328)
Net increase (decrease) in net assets resulting from unit transactions	(2,002,480)	(12,457,694)	(8,838,218)	(3,548,135)	(196,484)	(1,655,997)	(927,368)	(528,371)	(735,774)	(578,781)
Net increase (decrease) in net assets	(519,445)	1,756,014	(832,376)	1,280,535	(245,316)	(816,831)	(67)	(261,757)	(399,694)	(77,438)

Net assets:
Beginning of period	13,628,782	96,875,167	67,312,503	18,383,553	2,575,162	29,747,258	8,275,636	5,209,758	5,740,958	4,316,544
End of period	$13,109,337	$98,631,181	$66,480,127	$19,664,088	$2,329,846	$28,930,427	$8,275,569	$4,948,001	$5,341,264	$4,239,106

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(26,663)	$373,371	$(246,189)	$(10,974)	$(842)	$14,494	$43	$(42,412)	$4,987	$22,791
Net realized gain (loss) on security transactions	68,605	(105,337)	1,234,853	41,783	11,852	14,213	136	297,277	6,684	(11,882)
Net realized gain distributions	233,651	—	2,923,038	134,893	115,965	123,449	870	530,625	57,622	—
Change in unrealized appreciation (depreciation) during the period	134,291	285,546	222,894	(92,175)	(95,060)	(1,359)	197	619,629	43,424	12,438
Net increase (decrease) in net assets resulting from operations	409,884	553,580	4,134,596	73,527	31,915	150,797	1,246	1,405,119	112,717	23,347

Unit transactions:
Purchases	2,160	3,290	170,757	—	—	—	—	189	—	643
Net transfers	(14,694)	22,847	(203,464)	5,634	3,406	(54,501)	402	260,144	8,999	1,358
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(273,341)	(717,260)	(3,534,755)	(285,549)	(42,111)	(140,546)	(470)	(610,189)	(40,965)	(45,063)
Other transactions	(1)	3	215	—	—	—	—	2	(1)	—
Death benefits	(13,565)	(81,130)	(1,039,099)	(22,828)	—	(15,433)	—	(18,807)	(3,756)	(1,193)
Net annuity transactions	(2,270)	(44,814)	119,991	—	—	4,120	—	(30,883)	—	8,595
Net increase (decrease) in net assets resulting from unit transactions	(301,711)	(817,064)	(4,486,355)	(302,743)	(38,705)	(206,360)	(68)	(399,544)	(35,723)	(35,660)
Net increase (decrease) in net assets	108,173	(263,484)	(351,759)	(229,216)	(6,790)	(55,563)	1,178	1,005,575	76,994	(12,313)

Net assets:
Beginning of period	3,002,366	8,823,727	28,686,779	743,799	296,415	1,790,745	10,759	8,846,144	1,055,128	196,803
End of period	$3,110,539	$8,560,243	$28,335,020	$514,583	$289,625	$1,735,182	$11,937	$9,851,719	$1,132,122	$184,490

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Discovery Large Cap Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(31,359)	$(182,734)	$(40,431)	$(53,051)	$(4,231)	$(27,493)	$(185,613)	$(585,907)	$(38,770)	$(175,365)
Net realized gain (loss) on security transactions	6,899	115,411	(86,924)	138,331	153,340	4,035	931,631	626,385	3,664	545,007
Net realized gain distributions	85,365	—	—	606,950	382,978	163,586	1,516,391	7,626,035	181,429	1,370,400
Change in unrealized appreciation (depreciation) during the period	618,069	3,534,363	437,483	6,302	(105,827)	(92,169)	(720,787)	(2,578,053)	231,866	(744,057)
Net increase (decrease) in net assets resulting from operations	678,974	3,467,040	310,128	698,532	426,260	47,959	1,541,622	5,088,460	378,189	995,985

Unit transactions:
Purchases	9,353	5,406	240	8,406	3,040	—	119,180	183,830	282	47,914
Net transfers	37,137	(111,422)	(131,024)	(4,461)	28,844	(3,629)	(1,016,929)	(292,320)	(81,747)	264,107
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(238,383)	(700,300)	(461,088)	(501,908)	(287,348)	(106,654)	(1,080,355)	(4,435,886)	(149,888)	(1,461,356)
Other transactions	1	1,179	(1)	—	12	1	17	843	—	622
Death benefits	(55,730)	(107,356)	(5,566)	(100,950)	(35,323)	(29,560)	(303,483)	(1,239,413)	(25,072)	(258,101)
Net annuity transactions	40,500	(149,854)	(6,849)	(798)	(39,657)	(2,109)	(49,032)	21,319	(10,060)	(66,637)
Net increase (decrease) in net assets resulting from unit transactions	(207,122)	(1,062,347)	(604,288)	(599,711)	(330,432)	(141,951)	(2,330,602)	(5,761,627)	(266,485)	(1,473,451)
Net increase (decrease) in net assets	471,852	2,404,693	(294,160)	98,821	95,828	(93,992)	(788,980)	(673,167)	111,704	(477,466)

Net assets:
Beginning of period	2,343,025	10,536,427	3,803,069	4,192,173	4,823,921	1,773,518	13,030,540	41,004,158	2,835,716	13,956,928
End of period	$2,814,877	$12,941,120	$3,508,909	$4,290,994	$4,919,749	$1,679,526	$12,241,560	$40,330,991	$2,947,420	$13,479,462

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2025

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$275,486	$11,988	$(40,625)	$375	$(163,554)	$(81,465)	$(15,396)	$(82,305)	$(158)	$(1,441)
Net realized gain (loss) on security transactions	(363,806)	21,348	193,761	109,463	396,590	534,011	53,854	(117,381)	35,612	196,592
Net realized gain distributions	—	177,115	241,172	13,005	707,041	655,186	241,528	788,537	56,708	348,037
Change in unrealized appreciation (depreciation) during the period	479,481	(28,385)	(105,603)	274,444	2,247,221	7,330	(99,559)	(244,558)	90,140	328,517
Net increase (decrease) in net assets resulting from operations	391,161	182,066	288,705	397,287	3,187,298	1,115,062	180,427	344,293	182,302	871,705

Unit transactions:
Purchases	2,344	—	16,622	—	45,680	44,813	—	12,563	—	9,099
Net transfers	(52,168)	(25,972)	(371,574)	(2,683)	(749,460)	(646,531)	24,017	131,485	3,832	81,386
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(423,191)	(107,988)	(110,159)	(133,423)	(1,110,003)	(1,141,400)	(169,192)	(637,225)	(94,203)	(407,853)
Other transactions	(1)	(2)	73	6	(17)	(93)	3	(6)	—	7
Death benefits	(231,638)	(1,050)	(25,598)	(8,951)	(196,569)	(75,575)	(11,230)	(121,792)	—	(99,690)
Net annuity transactions	(29,516)	(29)	(78,081)	(309)	(16,477)	(16,613)	(3,604)	(16,284)	—	(10,810)
Net increase (decrease) in net assets resulting from unit transactions	(734,170)	(135,041)	(568,717)	(145,360)	(2,026,846)	(1,835,399)	(160,006)	(631,259)	(90,371)	(427,861)
Net increase (decrease) in net assets	(343,009)	47,025	(280,012)	251,927	1,160,452	(720,337)	20,421	(286,966)	91,931	443,844

Net assets:
Beginning of period	5,999,278	1,479,958	2,892,681	1,249,898	9,632,210	7,917,747	2,019,348	9,036,055	1,518,780	4,985,119
End of period	$5,656,269	$1,526,983	$2,612,669	$1,501,825	$10,792,662	$7,197,410	$2,039,769	$8,749,089	$1,610,711	$5,428,963

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2025

	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	Victory Pioneer Fund VCT Portfolio
	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)(4)

Operations:
Net investment income (loss)	$(1,097)	$(27,935)	$(23,630)	$(1,432)	$(10,375)	$(366)	$(4,679)	$(6,438)	$(1,231)
Net realized gain (loss) on security transactions	17,371	86,633	504,084	2,263	11,501	87	10,781	1,687	230
Net realized gain distributions	—	514,225	1,374,649	7,956	36,258	3,234	49,302	72,651	11,737
Change in unrealized appreciation (depreciation) during the period	(33,510)	294,036	(21,002)	(4,255)	27,951	(1,305)	(3,297)	(27,767)	10,831
Net increase (decrease) in net assets resulting from operations	(17,236)	866,959	1,834,101	4,532	65,335	1,650	52,107	40,133	21,567

Unit transactions:
Purchases	—	2,652	66,243	—	309	—	—	—	—
Net transfers	(156,010)	(48,827)	(118,165)	(10,244)	(18,598)	—	(153)	—	(9,435)
Net interfund transfers due to corporate actions	(77,390)	—	—	—	—	—	—	—	77,390
Surrenders for benefit payments and fees	(948)	(867,271)	(1,579,335)	(11)	(46,684)	(367)	(39,556)	(1,005)	(4,418)
Other transactions	—	157	(2)	(2)	7	1	(1)	—	—
Death benefits	—	(112,291)	(202,710)	—	(21,834)	—	(4,127)	(7,837)	—
Net annuity transactions	—	2,777	(43,564)	—	(2,099)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(234,348)	(1,022,803)	(1,877,533)	(10,257)	(88,899)	(366)	(43,837)	(8,842)	63,537
Net increase (decrease) in net assets	(251,584)	(155,844)	(43,432)	(5,725)	(23,564)	1,284	8,270	31,291	85,104

Net assets:
Beginning of period	251,584	7,114,457	12,952,154	84,926	677,806	30,854	502,149	502,316	—
End of period	$—	$6,958,613	$12,908,722	$79,201	$654,242	$32,138	$510,419	$533,607	$85,104

The accompanying notes are an integral part of these financial statements.

(1) Formerly Invesco V.I. Capital Appreciation Fund. Change effective April 30, 2025.
(2) Merged into Victory Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(3) Merged assets from Pioneer Fund VCT Portfolio. Change effective March 31, 2025.
(4) Funded as of March 31,2025.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2024

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$14,313	$129,805	$(40,160)	$3,945	$11,419	$34	$13,331	$612,124	$(27,781)
Net realized gain (loss) on security transactions	(240,103)	32,215	4,259	(4,201)	616	45	123,954	—	140,235
Net realized gain distributions	97,941	—	212,378	—	—	33	162,709	—	368,382
Change in unrealized appreciation (depreciation) during the period	477,085	425,307	158,375	1,395	4,566	(151)	153,795	—	623,310
Net increase (decrease) in net assets resulting from operations	349,236	587,327	334,852	1,139	16,601	(39)	453,789	612,124	1,104,146

Unit transactions:
Purchases	6,839	30,634	—	—	10,172	—	—	29,650	17,639
Net transfers	21,984	556,391	(39,027)	38,368	(10,942)	68	(99,725)	6,836,615	(138,362)
Surrenders for benefit payments and fees	(1,019,411)	(1,676,834)	(522,250)	(230,677)	(18,188)	(253)	(263,972)	(4,920,018)	(1,014,104)
Other transactions	2	401	1	—	1	1	248	2,328	189
Death benefits	(115,163)	(439,603)	(98,956)	(8,086)	(20,945)	—	(151,515)	(603,292)	(277,384)
Net annuity transactions	(34,442)	(26,797)	(3,533)	—	518	—	(36,518)	29,371	(7,135)
Net increase (decrease) in net assets resulting from unit transactions	(1,140,191)	(1,555,808)	(663,765)	(200,395)	(39,384)	(184)	(551,482)	1,374,654	(1,419,157)
Net increase (decrease) in net assets	(790,955)	(968,481)	(328,913)	(199,256)	(22,783)	(223)	(97,693)	1,986,778	(315,011)

Net assets:
Beginning of period	5,105,386	16,906,624	4,508,988	496,175	310,960	6,106	4,168,494	17,475,710	10,033,818
End of period	$4,314,431	$15,938,143	$4,180,075	$296,919	$288,177	$5,883	$4,070,801	$19,462,488	$9,718,807

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$558	$(2,798)	$(189,916)	$(53,056)	$(9,848)	$(4,116)	$(2,843)	$(5,854)	$(185,185)	$(1,633,331)
Net realized gain (loss) on security transactions	(132)	32,154	401,036	270,090	5,017	(3,348)	4,505	367,852	639,106	8,085,217
Net realized gain distributions	—	38,920	276,616	297,405	—	19,342	9,101	888,015	2,722,020	13,479,752
Change in unrealized appreciation (depreciation) during the period	(411)	78,661	2,612,957	795,938	33,985	(8,093)	30,314	680,399	(254,636)	10,636,001
Net increase (decrease) in net assets resulting from operations	15	146,937	3,100,693	1,310,377	29,154	3,785	41,077	1,930,412	2,921,305	30,567,639

Unit transactions:
Purchases	—	8,176	50,756	321	15,641	176	—	20,772	65,966	1,536,435
Net transfers	1,746	8,653	259,096	108,883	(17,467)	(11,921)	(8,488)	(191,197)	(7,898)	(3,880,836)
Surrenders for benefit payments and fees	(755)	(96,875)	(703,142)	(675,678)	(43,866)	(31,366)	(67,873)	(1,530,645)	(1,129,388)	(11,588,900)
Other transactions	—	—	(53)	(22)	(9)	4	(3)	138	181	8,953
Death benefits	—	(17,414)	(216,722)	(34,919)	(39,132)	(1,227)	—	(453,155)	(109,090)	(4,820,240)
Net annuity transactions	—	—	1,399	6,461	(3,311)	(8,299)	3,001	(39,330)	(32,173)	17,874
Net increase (decrease) in net assets resulting from unit transactions	991	(97,460)	(608,666)	(594,954)	(88,144)	(52,633)	(73,363)	(2,193,417)	(1,212,402)	(18,726,714)
Net increase (decrease) in net assets	1,006	49,477	2,492,027	715,423	(58,990)	(48,848)	(32,286)	(263,005)	1,708,903	11,840,925

Net assets:
Beginning of period	17,525	1,279,781	10,889,159	6,151,681	1,791,563	536,098	242,337	14,976,713	10,841,231	102,479,570
End of period	$18,531	$1,329,258	$13,381,186	$6,867,104	$1,732,573	$487,250	$210,051	$14,713,708	$12,550,134	$114,320,495

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund	Hartford Balanced HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(276,677)	$(18,313)	$(20,496)	$(17,426)	$(6)	$25,141	$4,856	$5,291	$(2,912)	$37,628
Net realized gain (loss) on security transactions	511,599	122,123	127,320	(18,760)	10	(21,927)	4,181	(25)	(537)	253,276
Net realized gain distributions	2,958,698	259,321	63,948	—	68	—	43,098	1,746	1,033	794,362
Change in unrealized appreciation (depreciation) during the period	92,551	(216,738)	131,053	118,705	247	19,095	133,949	6,898	17,188	38,290
Net increase (decrease) in net assets resulting from operations	3,286,171	146,393	301,825	82,519	319	22,309	186,084	13,910	14,772	1,123,556

Unit transactions:
Purchases	121,396	36,635	—	3,824	—	—	—	—	14	130,675
Net transfers	(402,422)	(10,694)	(18,402)	31,030	(118)	2,620	(21,514)	(1,933)	(7,176)	(261,676)
Surrenders for benefit payments and fees	(2,580,034)	(269,034)	(155,487)	(60,472)	(128)	(53,145)	(108,144)	(8,914)	(61,470)	(1,757,804)
Other transactions	3,688	—	—	—	—	(3)	(1)	—	—	4,810
Death benefits	(552,055)	(109,370)	—	(11,766)	—	(9,049)	(13,110)	—	(36)	(505,689)
Net annuity transactions	(29,513)	—	—	(729)	—	(10,320)	(4,928)	(438)	(7,006)	64,967
Net increase (decrease) in net assets resulting from unit transactions	(3,438,940)	(352,463)	(173,889)	(38,113)	(246)	(69,897)	(147,697)	(11,285)	(75,674)	(2,324,717)
Net increase (decrease) in net assets	(152,769)	(206,070)	127,936	44,406	73	(47,588)	38,387	2,625	(60,902)	(1,201,161)

Net assets:
Beginning of period	22,236,479	2,041,979	1,310,076	945,794	3,128	921,596	2,013,453	222,615	351,977	12,455,390
End of period	$22,083,710	$1,835,909	$1,438,012	$990,200	$3,201	$874,008	$2,051,840	$225,240	$291,075	$11,254,229

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,992,651	$(102,086)	$369,127	$(664,023)	$6,321	$(41,023)	$862,411	$(125,229)	$(68,056)	$(6,004)
Net realized gain (loss) on security transactions	(2,317,392)	351,689	1,408,180	4,574,916	415,832	(76,814)	172,024	(150,598)	12,790	456,392
Net realized gain distributions	—	557,724	6,783,950	2,822,874	—	62,267	—	—	—	197,650
Change in unrealized appreciation (depreciation) during the period	1,223,621	1,634,709	2,312,120	7,778,379	953,612	176,713	65,391	1,109,928	631,930	(148,310)
Net increase (decrease) in net assets resulting from operations	898,880	2,442,036	10,873,377	14,512,146	1,375,765	121,143	1,099,826	834,101	576,664	499,728

Unit transactions:
Purchases	527,294	105,803	1,274,267	194,743	39,266	22,145	106,155	37,309	67,661	197,199
Net transfers	5,751,520	(681,094)	(1,012,536)	(3,355,338)	27,734	57,448	2,155,725	(63,177)	21,237	(74,912)
Surrenders for benefit payments and fees	(11,150,489)	(1,179,712)	(11,451,725)	(8,824,036)	(2,686,141)	(270,185)	(3,208,534)	(669,032)	(671,711)	(1,111,141)
Other transactions	9,623	1,621	25,215	1,856	1,998	931	3,619	(39)	323	(17)
Death benefits	(3,572,063)	(368,326)	(4,682,953)	(2,194,180)	(479,861)	(70,210)	(950,566)	(202,225)	(174,121)	(562,572)
Net annuity transactions	(75,886)	(18,277)	(70,142)	(109,519)	(5,273)	9,481	(84,202)	12,133	8,919	(3,010)
Net increase (decrease) in net assets resulting from unit transactions	(8,510,001)	(2,139,985)	(15,917,874)	(14,286,474)	(3,102,277)	(250,390)	(1,977,803)	(885,031)	(747,692)	(1,554,453)
Net increase (decrease) in net assets	(7,611,121)	302,051	(5,044,497)	225,672	(1,726,512)	(129,247)	(877,977)	(50,930)	(171,028)	(1,054,725)

Net assets:
Beginning of period	95,767,030	13,326,731	101,919,664	67,086,831	20,110,065	2,704,409	30,625,235	8,326,566	5,380,786	6,795,683
End of period	$88,155,909	$13,628,782	$96,875,167	$67,312,503	$18,383,553	$2,575,162	$29,747,258	$8,275,636	$5,209,758	$5,740,958

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(31,643)	$(27,283)	$358,700	$(175,410)	$(10,504)	$(3,395)	$10,744	$51	$(28,518)	$1,473
Net realized gain (loss) on security transactions	106,880	80,135	(176,261)	1,098,056	16,725	14,440	32,852	264	351,272	8,239
Net realized gain distributions	238,407	171,589	—	2,116,403	50,971	19,131	86,697	847	362,290	40,778
Change in unrealized appreciation (depreciation) during the period	352,142	330,197	279,880	2,040,317	107,329	12,551	(22,804)	(99)	1,061,453	53,085
Net increase (decrease) in net assets resulting from operations	665,786	554,638	462,319	5,079,366	164,521	42,727	107,489	1,063	1,746,497	103,575

Unit transactions:
Purchases	1,202	15,322	1,341	172,348	53,304	—	20,495	—	189	—
Net transfers	(205,963)	47,697	473,044	(798,220)	165,901	20,840	81,342	(266)	36,695	(45,054)
Surrenders for benefit payments and fees	(722,212)	(322,669)	(1,167,695)	(3,150,712)	(30,465)	(35,284)	(217,649)	(445)	(834,361)	(62,272)
Other transactions	173	—	388	5,444	(3)	(1)	3	—	1	—
Death benefits	(112,015)	(69,575)	(380,804)	(1,119,642)	(100,489)	—	(117,952)	—	(56,693)	(4,533)
Net annuity transactions	(12,598)	(2,750)	(24,101)	164,466	—	—	5,903	—	(14,541)	—
Net increase (decrease) in net assets resulting from unit transactions	(1,051,413)	(331,975)	(1,097,827)	(4,726,316)	88,248	(14,445)	(227,858)	(711)	(868,710)	(111,859)
Net increase (decrease) in net assets	(385,627)	222,663	(635,508)	353,050	252,769	28,282	(120,369)	352	877,787	(8,284)

Net assets:
Beginning of period	4,702,171	2,779,703	9,459,235	28,333,729	491,030	268,133	1,911,114	10,407	7,968,357	1,063,412
End of period	$4,316,544	$3,002,366	$8,823,727	$28,686,779	$743,799	$296,415	$1,790,745	$10,759	$8,846,144	$1,055,128

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$17,062	$(8,023)	$(122,851)	$(50,216)	$(29,180)	$(5,599)	$(28,849)	$(190,133)	$(622,964)	$(49,188)
Net realized gain (loss) on security transactions	(7,318)	(77,944)	(681,525)	(575,977)	15,385	137,604	(24,189)	439,729	727,491	(52,044)
Net realized gain distributions	—	—	—	—	91,721	117,872	—	—	2,493,546	280,423
Change in unrealized appreciation (depreciation) during the period	8,304	241,023	4,141,806	1,781,065	877,677	252,180	402,201	3,224,236	3,068,947	382,170
Net increase (decrease) in net assets resulting from operations	18,048	155,056	3,337,430	1,154,872	955,603	502,057	349,163	3,473,832	5,667,020	561,361

Unit transactions:
Purchases	—	27,942	—	240	40,427	—	75	81,479	385,301	482
Net transfers	175	(7,517)	(608,376)	(328,160)	138,408	6,268	(4,269)	(863,392)	(575,565)	(41,883)
Surrenders for benefit payments and fees	(20,867)	(483,807)	(405,932)	(437,300)	(389,266)	(295,448)	(230,915)	(1,246,602)	(4,577,965)	(385,369)
Other transactions	1	(4)	6	—	1	(2)	(7)	256	1,588	2
Death benefits	—	(65,748)	(67,636)	(12,017)	(107,595)	(10,929)	(2,179)	(335,220)	(1,871,996)	(62,939)
Net annuity transactions	—	(6,248)	(133,927)	(547)	(2,011)	(37,404)	(2,199)	(45,019)	90,391	(6,620)
Net increase (decrease) in net assets resulting from unit transactions	(20,691)	(535,382)	(1,215,865)	(777,784)	(320,036)	(337,515)	(239,494)	(2,408,498)	(6,548,246)	(496,327)
Net increase (decrease) in net assets	(2,643)	(380,326)	2,121,565	377,088	635,567	164,542	109,669	1,065,334	(881,226)	65,034

Net assets:
Beginning of period	199,446	2,723,351	8,414,862	3,425,981	3,556,606	4,659,379	1,663,849	11,965,206	41,885,384	2,770,682
End of period	$196,803	$2,343,025	$10,536,427	$3,803,069	$4,192,173	$4,823,921	$1,773,518	$13,030,540	$41,004,158	$2,835,716

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(220,951)	$298,439	$10,436	$(42,715)	$17,219	$65,921	$(68,637)	$(27,593)	$(63,442)	$(4,181)
Net realized gain (loss) on security transactions	631,931	(381,816)	17,215	211,701	61,864	116,422	353,172	219,313	(73,891)	61,052
Net realized gain distributions	518,011	—	—	119,155	4,047	—	456,977	16,327	427,181	—
Change in unrealized appreciation (depreciation) during the period	555,993	346,416	170,914	441,073	(19,395)	(11,312)	1,012,460	251,511	129,130	164,646
Net increase (decrease) in net assets resulting from operations	1,484,984	263,039	198,565	729,214	63,735	171,031	1,753,972	459,558	418,978	221,517

Unit transactions:
Purchases	30,782	20,751	200	—	1	18,548	14,766	1	7,895	—
Net transfers	(278,495)	222,846	15,876	31,833	75,975	287,672	(641,049)	(216,031)	(104,734)	(4,590)
Surrenders for benefit payments and fees	(1,607,145)	(841,263)	(126,832)	(236,058)	(236,907)	(1,078,437)	(743,573)	(330,233)	(970,349)	(244,744)
Other transactions	420	314	(2)	—	(4)	354	(168)	(11)	304	1
Death benefits	(339,947)	(203,193)	(21,040)	(1,039)	(32,234)	(261,649)	(110,034)	(31,008)	(137,383)	(64,760)
Net annuity transactions	(28,464)	(27,394)	224	(88,693)	(7,944)	(13,954)	(6,012)	(23,686)	(16,007)	—
Net increase (decrease) in net assets resulting from unit transactions	(2,222,849)	(827,939)	(131,574)	(293,957)	(201,113)	(1,047,466)	(1,486,070)	(600,968)	(1,220,274)	(314,093)
Net increase (decrease) in net assets	(737,865)	(564,900)	66,991	435,257	(137,378)	(876,435)	267,902	(141,410)	(801,296)	(92,576)

Net assets:
Beginning of period	14,694,793	6,564,178	1,412,967	2,457,424	1,387,276	10,508,645	7,649,845	2,160,758	9,837,351	1,611,356
End of period	$13,956,928	$5,999,278	$1,479,958	$2,892,681	$1,249,898	$9,632,210	$7,917,747	$2,019,348	$9,036,055	$1,518,780

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2024

	Putnam VT Large Cap Value Fund	Pioneer Fund VCT Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Small Cap Growth Fund	Allspring VT Opportunity Fund	MFS® Core Equity Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(18,082)	$(4,236)	$(25,932)	$(16,532)	$(1,618)	$(11,183)	$(476)	$(3,880)
Net realized gain (loss) on security transactions	268,346	2,042	43,115	525,448	6,336	(2,808)	4,687	3,577
Net realized gain distributions	231,129	11,901	454,229	924,407	—	—	2,952	20,483
Change in unrealized appreciation (depreciation) during the period	314,412	33,302	505,970	185,481	20,123	128,889	(1,667)	56,823
Net increase (decrease) in net assets resulting from operations	795,805	43,009	977,382	1,618,804	24,841	114,898	5,496	77,003

Unit transactions:
Purchases	25,872	—	4,021	14,699	—	309	—	8,310
Net transfers	(109,451)	(992)	(113,669)	(286,141)	(17,058)	(20,989)	—	11,721
Surrenders for benefit payments and fees	(286,725)	(9,208)	(808,047)	(1,220,212)	(34)	(77,928)	(29,261)	(4,532)
Other transactions	—	—	2	4,550	(5)	1	2	(1)
Death benefits	(107,318)	—	(168,293)	(273,985)	—	(37,028)	—	(16,188)
Net annuity transactions	(8,302)	—	(65,882)	(73,088)	—	(2,208)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(485,924)	(10,200)	(1,151,868)	(1,834,177)	(17,097)	(137,843)	(29,259)	(690)
Net increase (decrease) in net assets	309,881	32,809	(174,486)	(215,373)	7,744	(22,945)	(23,763)	76,313

Net assets:
Beginning of period	4,675,238	218,775	7,288,943	13,167,527	77,182	700,751	54,617	425,836
End of period	$4,985,119	$251,584	$7,114,457	$12,952,154	$84,926	$677,806	$30,854	$502,149

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2024

MFS® Massachusetts Investors Growth Stock Portfolio
Sub-Account

Operations:
Net investment income (loss)	$(5,677)
Net realized gain (loss) on security transactions	2,306
Net realized gain distributions	41,631
Change in unrealized appreciation (depreciation) during the period	24,461
Net increase (decrease) in net assets resulting from operations	62,721

Unit transactions:
Purchases	—
Net transfers	9,327
Surrenders for benefit payments and fees	(5,705)
Other transactions	(1)
Death benefits	—
Net annuity transactions	—
Net increase (decrease) in net assets resulting from unit transactions	3,621
Net increase (decrease) in net assets	66,342

Net assets:
Beginning of period	435,974
End of period	$502,316

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2025

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Talcott Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation Portfolio, AB VPS International Value Portfolio, AB VPS Discovery Value Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, AB VPS Relative Value Portfolio, American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Discovery All Cap Growth Fund, Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Investors Trust Series, MFS® Total Return Series, MFS® Value Series, BlackRock S&P 500 Index V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Emerging Markets Debt Portfolio, Morgan Stanley VIF Emerging Markets Equity Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Discovery Large Cap Fund (Formerly Invesco V.I. Capital Appreciation Fund), Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Large Cap Growth Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Core Equity Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Large Cap Value Fund, Pioneer Fund VCT Portfolio (Merged into Victory Pioneer Fund VCT Portfolio), Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Small Cap Growth Fund, Allspring VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, Victory Pioneer Fund VCT Portfolio (Merged assets from Pioneer Fund VCT Portfolio).

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the Statements of Changes in Net Assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying Statements of Changes in Net Assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2025 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2025, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2025 and 2024.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2021 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2025.

h) The Management Committee of The Sponsor Company evaluates third-party funds and determines the selection of funds to offer within the product offering. All funds are sourced from third party asset managers which employ a governance structure to oversee fund strategy and performance, all of which is an element contemplated in the Separate Account Management Committee’s determination of fund offerings. Accordingly, the Management Committee, acts as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about the product offering allocation. The CODM has determined that each Sub-Account acts as an operating segment based on the fact that the CODM monitors the operating results of the fund as a whole and that the fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the fund’s Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

b) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying Statements of Operations as a reduction in unit value.

c) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying Statements of Changes in Net Assets.

d) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Charge maximum of 0.30%
MAV Plus Death Benefit Charge maximum of 0.30%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

e)Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation Portfolio	$493,986	$1,006,694
AB VPS International Value Portfolio	$1,602,084	$5,432,923
AB VPS Discovery Value Portfolio	$475,555	$837,726
Invesco V.I. Government Securities Fund	$251,370	$185,957
Invesco V.I. High Yield Fund	$320,308	$131,356
Invesco V.I. EQV International Equity Fund	$985	$660
Invesco V.I. Diversified Dividend Fund	$451,684	$592,794
Invesco V.I. Government Money Market Fund	$8,164,074	$7,673,739
AB VPS Relative Value Portfolio	$1,590,436	$1,705,677
American Funds Insurance Series® The Bond Fund of America®	$3,973	$2,736
American Funds Insurance Series® Global Growth Fund	$200,254	$103,613
American Funds Insurance Series® Growth Fund	$1,229,208	$2,029,388
American Funds Insurance Series® Growth-Income Fund	$1,293,152	$1,070,763
American Funds Insurance Series® International Fund	$74,545	$230,125
American Funds Insurance Series® Global Small Capitalization Fund	$28,892	$102,878
Allspring VT Discovery All Cap Growth Fund	$27,710	$141,372
Fidelity® VIP Equity-Income Portfolio	$1,534,439	$2,756,201
Fidelity® VIP Growth Portfolio	$1,800,245	$2,776,369
Fidelity® VIP Contrafund® Portfolio	$21,227,675	$20,817,128
Fidelity® VIP Mid Cap Portfolio	$3,176,622	$3,243,508
Fidelity® VIP Value Strategies Portfolio	$98,959	$436,678
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$463,500	$553,090
Franklin Small-Mid Cap Growth VIP Fund	$95,800	$136,125
Franklin Small Cap Value VIP Fund	$636	$439
Franklin Strategic Income VIP Fund	$124,666	$173,510
Franklin Mutual Shares VIP Fund	$255,810	$180,542
Templeton Developing Markets VIP Fund	$17,230	$52,866
Templeton Growth VIP Fund	$25,542	$81,600
Hartford Balanced HLS Fund	$1,461,153	$2,206,971
Hartford Total Return Bond HLS Fund	$10,985,951	$16,097,913
Hartford Capital Appreciation HLS Fund	$2,008,017	$2,592,338
Hartford Dividend and Growth HLS Fund	$18,200,441	$15,343,174
Hartford Disciplined Equity HLS Fund	$8,579,148	$11,718,843
Hartford International Opportunities HLS Fund	$1,232,349	$4,594,325
Hartford MidCap HLS Fund	$740,035	$508,184
Hartford Ultrashort Bond HLS Fund	$4,537,641	$5,160,111
Hartford Small Company HLS Fund	$562,979	$1,574,592
Hartford SmallCap Growth HLS Fund	$1,237,151	$831,821
Hartford Stock HLS Fund	$942,876	$988,900
Lord Abbett Series Fund - Fundamental Equity Portfolio	$547,767	$764,271
Lord Abbett Series Fund - Dividend Growth Portfolio	$328,495	$423,218
Lord Abbett Series Fund - Bond Debenture Portfolio	$711,885	$1,155,582
Lord Abbett Series Fund - Growth and Income Portfolio	$4,083,091	$5,892,596
MFS® Growth Series	$142,382	$321,207
MFS® Investors Trust Series	$123,858	$47,440
MFS® Total Return Series	$179,950	$248,366
MFS® Value Series	$1,512	$667
BlackRock S&P 500 Index V.I. Fund	$1,201,550	$1,112,882
Invesco V.I. Equity and Income Fund	$88,035	$61,148
Morgan Stanley VIF Emerging Markets Debt Portfolio	$36,351	$49,218
Morgan Stanley VIF Emerging Markets Equity Portfolio	$431,660	$584,776
Morgan Stanley VIF Growth Portfolio	$56,302	$1,301,382
Morgan Stanley VIF Discovery Portfolio	$806,180	$1,450,897
Invesco V.I. American Value Fund	$957,141	$1,002,952
Invesco V.I. Equally-Weighted S&P 500 Fund	$527,165	$478,851
Invesco V.I. Discovery Mid Cap Growth Fund	$419,443	$425,304
Invesco V.I. Discovery Large Cap Fund+	$2,634,092	$3,633,917
Invesco V.I. Global Fund	$8,656,243	$7,377,746
Invesco V.I. Main Street Fund®	$335,229	$459,055
Invesco V.I. Main Street Small Cap Fund®	$2,276,624	$2,555,040
Putnam VT Diversified Income Fund	$793,493	$1,252,176
Putnam VT Global Asset Allocation Fund	$242,586	$188,526
Putnam VT Large Cap Growth Fund	$393,803	$761,973
Putnam VT International Value Fund	$398,535	$530,518
Putnam VT International Equity Fund	$1,580,485	$3,063,847
Putnam VT Core Equity Fund	$1,071,232	$2,332,910
Putnam VT Sustainable Leaders Fund	$358,608	$292,483
Putnam VT Small Cap Value Fund	$1,326,314	$1,251,342
Putnam VT George Putnam Balanced Fund	$108,431	$142,250
Putnam VT Large Cap Value Fund	$790,683	$871,948
Pioneer Fund VCT Portfolio+	$44	$235,489
Invesco V.I. Growth and Income Fund	$793,458	$1,329,971
Invesco V.I. Comstock Fund	$1,936,537	$2,463,051
Invesco V.I. American Franchise Fund	$8,237	$11,971
Allspring VT Small Cap Growth Fund	$109,255	$172,271
Allspring VT Opportunity Fund	$3,329	$829
MFS® Core Equity Portfolio	$52,186	$51,400
MFS® Massachusetts Investors Growth Stock Portfolio	$74,030	$16,660
Victory Pioneer Fund VCT Portfolio+	$89,454	$15,411

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2025 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	8,616	41,503	(32,887)
AB VPS International Value Portfolio	103,494	392,413	(288,919)
AB VPS Discovery Value Portfolio	1,959	21,819	(19,860)
Invesco V.I. Government Securities Fund	24,904	18,676	6,228
Invesco V.I. High Yield Fund	25,459	10,421	15,038
Invesco V.I. EQV International Equity Fund	31	34	(3)
Invesco V.I. Diversified Dividend Fund	2,276	16,815	(14,539)
Invesco V.I. Government Money Market Fund	745,070	739,489	5,581
AB VPS Relative Value Portfolio	43,925	94,984	(51,059)
American Funds Insurance Series® The Bond Fund of America®	306	246	60
American Funds Insurance Series® Global Growth Fund	194	1,718	(1,524)
American Funds Insurance Series® Growth Fund	2,045	27,079	(25,034)
American Funds Insurance Series® Growth-Income Fund	1,501	17,342	(15,841)
American Funds Insurance Series® International Fund	3,672	10,127	(6,455)
American Funds Insurance Series® Global Small Capitalization Fund	457	2,931	(2,474)
Allspring VT Discovery All Cap Growth Fund	164	25,979	(25,815)
Fidelity® VIP Equity-Income Portfolio	14,601	75,150	(60,549)
Fidelity® VIP Growth Portfolio	4,548	35,815	(31,267)
Fidelity® VIP Contrafund® Portfolio	42,006	303,969	(261,963)
Fidelity® VIP Mid Cap Portfolio	15,203	70,430	(55,227)
Fidelity® VIP Value Strategies Portfolio	719	11,258	(10,539)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	4,202	11,547	(7,345)
Franklin Small-Mid Cap Growth VIP Fund	1,491	3,960	(2,469)
Franklin Small Cap Value VIP Fund	11	12	(1)
Franklin Strategic Income VIP Fund	3,530	7,391	(3,861)
Franklin Mutual Shares VIP Fund	193	4,584	(4,391)
Templeton Developing Markets VIP Fund	465	1,687	(1,222)
Templeton Growth VIP Fund	—	3,855	(3,855)
Hartford Balanced HLS Fund	51,628	397,063	(345,435)
Hartford Total Return Bond HLS Fund	2,463,185	5,787,113	(3,323,928)
Hartford Capital Appreciation HLS Fund	9,763	55,175	(45,412)
Hartford Dividend and Growth HLS Fund	250,155	1,889,477	(1,639,322)
Hartford Disciplined Equity HLS Fund	318,529	1,561,561	(1,243,032)
Hartford International Opportunities HLS Fund	275,408	1,351,441	(1,076,033)
Hartford MidCap HLS Fund	24,514	41,950	(17,436)
Hartford Ultrashort Bond HLS Fund	2,414,934	3,566,168	(1,151,234)
Hartford Small Company HLS Fund	99,514	226,707	(127,193)
Hartford SmallCap Growth HLS Fund	41,368	124,587	(83,219)
Hartford Stock HLS Fund	41,020	185,708	(144,688)
Lord Abbett Series Fund - Fundamental Equity Portfolio	3,520	19,442	(15,922)
Lord Abbett Series Fund - Dividend Growth Portfolio	1,844	8,239	(6,395)
Lord Abbett Series Fund - Bond Debenture Portfolio	10,580	48,694	(38,114)
Lord Abbett Series Fund - Growth and Income Portfolio	32,801	169,108	(136,307)
MFS® Growth Series	124	6,752	(6,628)
MFS® Investors Trust Series	387	1,242	(855)
MFS® Total Return Series	316	7,346	(7,030)
MFS® Value Series	14	17	(3)
BlackRock S&P 500 Index V.I. Fund	27,975	43,904	(15,929)
Invesco V.I. Equity and Income Fund	336	1,512	(1,176)
Morgan Stanley VIF Emerging Markets Debt Portfolio	758	1,983	(1,225)
Morgan Stanley VIF Emerging Markets Equity Portfolio	15,273	25,476	(10,203)
Morgan Stanley VIF Growth Portfolio	1,066	18,213	(17,147)
Morgan Stanley VIF Discovery Portfolio	11,832	23,321	(11,489)
Invesco V.I. American Value Fund	6,811	19,017	(12,206)
Invesco V.I. Equally-Weighted S&P 500 Fund	934	4,527	(3,593)
Invesco V.I. Discovery Mid Cap Growth Fund	6,601	10,460	(3,859)
Invesco V.I. Discovery Large Cap Fund+	27,875	69,299	(41,424)
Invesco V.I. Global Fund	28,702	173,357	(144,655)
Invesco V.I. Main Street Fund®	3,168	9,057	(5,889)
Invesco V.I. Main Street Small Cap Fund®	24,748	57,118	(32,370)
Putnam VT Diversified Income Fund	18,391	50,106	(31,715)
Putnam VT Global Asset Allocation Fund	353	3,298	(2,945)
Putnam VT Large Cap Growth Fund	3,785	18,569	(14,784)
Putnam VT International Value Fund	29,229	39,839	(10,610)
Putnam VT International Equity Fund	34,734	114,441	(79,707)
Putnam VT Core Equity Fund	10,601	52,549	(41,948)
Putnam VT Sustainable Leaders Fund	1,769	4,142	(2,373)
Putnam VT Small Cap Value Fund	9,682	19,582	(9,900)
Putnam VT George Putnam Balanced Fund	896	3,787	(2,891)
Putnam VT Large Cap Value Fund	5,481	12,439	(6,958)
Pioneer Fund VCT Portfolio+	—	47,555	(47,555)
Invesco V.I. Growth and Income Fund	4,109	26,117	(22,008)
Invesco V.I. Comstock Fund	7,985	44,013	(36,028)
Invesco V.I. American Franchise Fund	5	207	(202)
Allspring VT Small Cap Growth Fund	2,595	4,560	(1,965)
Allspring VT Opportunity Fund	1	9	(8)
MFS® Core Equity Portfolio	26	1,472	(1,446)
MFS® Massachusetts Investors Growth Stock Portfolio	—	300	(300)
Victory Pioneer Fund VCT Portfolio+	7,502	659	6,843

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2024 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	7,197	61,968	(54,771)
AB VPS International Value Portfolio	76,606	213,965	(137,359)
AB VPS Discovery Value Portfolio	812	19,740	(18,928)
Invesco V.I. Government Securities Fund	13,429	34,770	(21,341)
Invesco V.I. High Yield Fund	3,716	6,733	(3,017)
Invesco V.I. EQV International Equity Fund	11	22	(11)
Invesco V.I. Diversified Dividend Fund	968	20,376	(19,408)
Invesco V.I. Government Money Market Fund	803,389	660,562	142,827
AB VPS Relative Value Portfolio	35,786	124,314	(88,528)
American Funds Insurance Series® The Bond Fund of America®	175	75	100
American Funds Insurance Series® Global Growth Fund	352	2,874	(2,522)
American Funds Insurance Series® Growth Fund	8,455	18,954	(10,499)
American Funds Insurance Series® Growth-Income Fund	3,998	16,109	(12,111)
American Funds Insurance Series® International Fund	1,666	6,823	(5,157)
American Funds Insurance Series® Global Small Capitalization Fund	465	2,183	(1,718)
Allspring VT Discovery All Cap Growth Fund	1,131	17,737	(16,606)
Fidelity® VIP Equity-Income Portfolio	11,935	84,072	(72,137)
Fidelity® VIP Growth Portfolio	14,272	33,121	(18,849)
Fidelity® VIP Contrafund® Portfolio	38,635	387,276	(348,641)
Fidelity® VIP Mid Cap Portfolio	17,902	104,954	(87,052)
Fidelity® VIP Value Strategies Portfolio	6,550	20,022	(13,472)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	8,977	13,113	(4,136)
Franklin Small-Mid Cap Growth VIP Fund	1,410	3,548	(2,138)
Franklin Small Cap Value VIP Fund	5	12	(7)
Franklin Strategic Income VIP Fund	1,309	4,489	(3,180)
Franklin Mutual Shares VIP Fund	376	5,223	(4,847)
Templeton Developing Markets VIP Fund	256	683	(427)
Templeton Growth VIP Fund	29	3,523	(3,494)
Hartford Balanced HLS Fund	126,937	707,084	(580,147)
Hartford Total Return Bond HLS Fund	2,340,917	5,707,995	(3,367,078)
Hartford Capital Appreciation HLS Fund	5,177	58,402	(53,225)
Hartford Dividend and Growth HLS Fund	175,892	2,372,233	(2,196,341)
Hartford Disciplined Equity HLS Fund	193,886	2,601,328	(2,407,442)
Hartford International Opportunities HLS Fund	173,807	1,268,195	(1,094,388)
Hartford MidCap HLS Fund	14,693	36,971	(22,278)
Hartford Ultrashort Bond HLS Fund	2,271,034	4,042,556	(1,771,522)
Hartford Small Company HLS Fund	50,519	197,671	(147,152)
Hartford SmallCap Growth HLS Fund	19,644	208,467	(188,823)
Hartford Stock HLS Fund	6,280	368,591	(362,311)
Lord Abbett Series Fund - Fundamental Equity Portfolio	1,868	32,805	(30,937)
Lord Abbett Series Fund - Dividend Growth Portfolio	4,674	12,122	(7,448)
Lord Abbett Series Fund - Bond Debenture Portfolio	23,355	77,480	(54,125)
Lord Abbett Series Fund - Growth and Income Portfolio	28,543	190,485	(161,942)
MFS® Growth Series	5,555	2,345	3,210
MFS® Investors Trust Series	606	1,686	(1,080)
MFS® Total Return Series	4,364	12,295	(7,931)
MFS® Value Series	10	32	(22)
BlackRock S&P 500 Index V.I. Fund	36,366	81,466	(45,100)
Invesco V.I. Equity and Income Fund	—	3,595	(3,595)
Morgan Stanley VIF Emerging Markets Debt Portfolio	49	1,311	(1,262)
Morgan Stanley VIF Emerging Markets Equity Portfolio	3,137	32,344	(29,207)
Morgan Stanley VIF Growth Portfolio	387	32,409	(32,022)
Morgan Stanley VIF Discovery Portfolio	3,053	20,143	(17,090)
Invesco V.I. American Value Fund	12,636	21,708	(9,072)
Invesco V.I. Equally-Weighted S&P 500 Fund	411	5,509	(5,098)
Invesco V.I. Discovery Mid Cap Growth Fund	6,392	13,204	(6,812)
Invesco V.I. Capital Appreciation Fund	14,071	71,936	(57,865)
Invesco V.I. Global Fund	36,076	220,887	(184,811)
Invesco V.I. Main Street Fund®	4,152	16,500	(12,348)
Invesco V.I. Main Street Small Cap Fund®	15,955	73,038	(57,083)
Putnam VT Diversified Income Fund	12,313	50,364	(38,051)
Putnam VT Global Asset Allocation Fund	265	3,147	(2,882)
Putnam VT Large Cap Growth Fund	18,110	26,626	(8,516)
Putnam VT International Value Fund	9,169	25,930	(16,761)
Putnam VT International Equity Fund	21,015	66,365	(45,350)
Putnam VT Core Equity Fund	5,934	46,140	(40,206)
Putnam VT Sustainable Leaders Fund	3,128	12,650	(9,522)
Putnam VT Small Cap Value Fund	9,293	30,569	(21,276)
Putnam VT George Putnam Balanced Fund	15	10,402	(10,387)
Putnam VT Large Cap Value Fund	11,174	19,922	(8,748)
Pioneer Fund VCT Portfolio	36	1,673	(1,637)
Invesco V.I. Growth and Income Fund	12,225	37,026	(24,801)
Invesco V.I. Comstock Fund	17,876	57,118	(39,242)
Invesco V.I. American Franchise Fund	56	307	(251)
Allspring VT Small Cap Growth Fund	1,026	4,864	(3,838)
Allspring VT Opportunity Fund	—	724	(724)
MFS® Core Equity Portfolio	464	537	(73)
MFS® Massachusetts Investors Growth Stock Portfolio	295	190	105
6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2025. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation Portfolio
2025	171,894	$24.459024	to	$28.163670	$4,178,645	0.75%	to	2.65%	1.90%	to	1.97%	14.29%	to	16.49%
2024	204,781	$21.400157	to	$24.177880	$4,314,431	0.75%	to	2.65%	1.78%	to	1.79%	5.74%	to	7.77%
2023	259,552	$20.238682	to	$22.435505	$5,105,386	0.75%	to	2.65%	0.91%	to	0.91%	9.71%	to	11.82%
2022	303,103	$18.446786	to	$20.064446	$5,387,445	0.75%	to	2.65%	3.08%	to	3.58%	(21.28)%	to	(19.77)%
2021	333,778	$23.434843	to	$25.009654	$7,455,776	0.75%	to	2.65%	0.26%	to	0.26%	10.40%	to	12.52%
AB VPS International Value Portfolio
2025	1,142,412	$17.918618	to	$18.831108	$17,681,678	0.75%	to	2.70%	2.34%	to	2.35%	37.51%	to	40.22%
2024	1,431,331	$12.779014	to	$13.694004	$15,938,143	0.75%	to	2.70%	2.32%	to	2.33%	2.02%	to	4.03%
2023	1,568,690	$12.284363	to	$13.423105	$16,906,624	0.75%	to	2.70%	0.53%	to	0.67%	11.77%	to	13.97%
2022	1,903,468	$10.778252	to	$12.009144	$18,091,335	0.75%	to	2.70%	4.00%	to	4.17%	(16.09)%	to	(14.44)%
2021	1,958,668	$12.597182	to	$14.312364	$21,950,183	0.75%	to	2.70%	1.70%	to	1.71%	7.90%	to	10.03%
AB VPS Discovery Value Portfolio
2025	97,610	$39.992114	to	$42.592356	$3,495,354	0.95%	to	2.65%	0.60%	to	0.60%	(0.05)%	to	1.67%
2024	117,470	$39.336548	to	$42.612670	$4,180,075	0.95%	to	2.65%	0.64%	to	0.70%	6.85%	to	8.68%
2023	136,398	$36.194494	to	$39.880851	$4,508,988	0.95%	to	2.65%	0.82%	to	0.82%	13.81%	to	15.76%
2022	148,578	$31.267339	to	$35.042020	$4,252,546	0.95%	to	2.65%	0.82%	to	0.83%	(18.02)%	to	(16.61)%
2021	173,091	$37.497188	to	$42.745107	$5,992,827	0.95%	to	2.65%	0.61%	to	0.61%	32.06%	to	34.32%
Invesco V.I. Government Securities Fund
2025	39,434	$8.531159	to	$10.025979	$373,251	1.15%	to	2.65%	0.11%	to	2.87%	4.16%	to	6.14%
2024	33,206	$8.190602	to	$9.445755	$296,919	1.15%	to	2.65%	2.34%	to	2.61%	(1.18)%	to	0.56%
2023	54,547	$8.288283	to	$9.393478	$496,175	1.15%	to	2.65%	—%	to	1.81%	1.73%	to	3.42%
2022	42,458	$8.195607	to	$9.082416	$378,654	1.15%	to	2.60%	1.69%	to	2.71%	(12.87)%	to	(9.18)%
2021	12,057	$9.406589	to	$10.254823	$117,941	1.80%	to	2.60%	2.20%	to	2.24%	(4.94)%	to	(4.17)%
Invesco V.I. High Yield Fund
2025	35,424	$11.483213	to	$12.775014	$476,367	0.75%	to	2.85%	—%	to	7.07%	3.73%	to	5.93%
2024	20,386	$10.840527	to	$12.315914	$288,177	0.75%	to	2.85%	5.33%	to	5.76%	4.70%	to	6.92%
2023	23,403	$10.138528	to	$11.762747	$310,960	0.75%	to	2.85%	4.94%	to	5.33%	7.08%	to	9.35%
2022	29,774	$9.271448	to	$10.984969	$337,766	0.75%	to	2.85%	4.38%	to	4.82%	(12.10)%	to	(7.29)%
2021	20,356	$12.496733	to	$14.613243	$289,715	1.40%	to	2.85%	4.56%	to	4.74%	1.45%	to	2.93%
Invesco V.I. EQV International Equity Fund
2025	369	$18.219374	to	$18.219374	$6,717	1.00%	to	1.00%	1.17%	to	1.17%	15.07%	to	15.07%
2024	372	$15.832810	to	$15.832810	$5,883	1.00%	to	1.00%	1.55%	to	1.55%	(0.65)%	to	(0.65)%
2023	383	$15.936985	to	$15.936985	$6,106	1.00%	to	1.00%	—%	to	—%	16.69%	to	16.69%
2022	424	$13.657031	to	$13.657031	$5,783	1.00%	to	1.00%	1.47%	to	1.47%	(19.32)%	to	(19.32)%
2021	409	$16.926482	to	$16.926482	$6,918	1.00%	to	1.00%	1.10%	to	1.10%	4.56%	to	4.56%
Invesco V.I. Diversified Dividend Fund
2025	122,687	$28.016404	to	$34.973329	$4,146,857	1.30%	to	2.55%	—%	to	1.57%	12.55%	to	14.25%
2024	137,226	$24.893002	to	$30.610253	$4,070,801	1.30%	to	2.55%	1.59%	to	1.83%	10.12%	to	11.75%
2023	156,634	$22.605840	to	$27.390728	$4,168,494	1.30%	to	2.55%	1.68%	to	1.94%	6.03%	to	7.64%
2022	181,557	$21.319722	to	$25.447325	$4,500,666	1.30%	to	2.55%	1.58%	to	1.82%	(4.40)%	to	(2.95)%
2021	194,047	$22.299835	to	$26.220885	$4,989,843	1.30%	to	2.55%	1.92%	to	2.11%	15.61%	to	17.36%
Invesco V.I. Government Money Market Fund
2025	1,985,997	$9.001479	to	$11.050466	$19,952,816	0.75%	to	2.85%	1.68%	to	3.93%	0.85%	to	3.24%
2024	1,980,416	$8.926013	to	$10.703344	$19,462,488	0.75%	to	2.85%	4.62%	to	4.84%	1.78%	to	4.20%
2023	1,837,589	$8.769509	to	$10.271479	$17,475,710	0.75%	to	2.85%	3.77%	to	4.75%	1.67%	to	4.09%
2022	1,625,723	$8.625496	to	$9.868202	$14,907,266	0.75%	to	2.85%	1.24%	to	1.46%	(1.59)%	to	0.70%
2021	1,647,710	$8.764919	to	$9.799820	$15,157,144	0.75%	to	2.85%	—%	to	0.01%	(2.80)%	to	(0.74)%
AB VPS Relative Value Portfolio
2025	551,872	$16.213402	to	$18.461898	$9,655,330	0.75%	to	2.65%	0.89%	to	0.91%	7.32%	to	9.38%
2024	602,931	$15.107988	to	$16.879408	$9,718,807	0.75%	to	2.65%	0.79%	to	1.26%	9.82%	to	11.92%
2023	691,459	$13.757293	to	$15.081277	$10,033,818	0.75%	to	2.65%	1.28%	to	1.32%	8.80%	to	10.89%
2022	796,041	$12.644319	to	$13.600517	$10,502,854	0.75%	to	2.65%	1.06%	to	1.10%	(6.92)%	to	(5.13)%
2021	959,780	$13.584235	to	$14.336472	$13,451,564	0.75%	to	2.65%	0.63%	to	0.64%	24.50%	to	26.88%
American Funds Insurance Series® The Bond Fund of America®
2025	1,891	$10.720785	to	$10.720785	$20,274	1.00%	to	1.00%	4.18%	to	4.18%	5.92%	to	5.92%
2024	1,831	$10.121868	to	$10.121868	$18,531	1.00%	to	1.00%	4.03%	to	4.03%	(0.03)%	to	(0.03)%
2023	1,731	$10.124707	to	$10.124707	$17,525	1.00%	to	1.00%	3.33%	to	3.33%	3.68%	to	3.68%
2022	1,657	$9.765234	to	$9.765234	$16,178	1.00%	to	1.00%	2.67%	to	2.67%	(13.62)%	to	(13.62)%
2021	1,750	$11.304674	to	$11.304674	$19,783	1.00%	to	1.00%	1.22%	to	1.22%	(1.58)%	to	(1.58)%
American Funds Insurance Series® Global Growth Fund
2025	29,932	$51.800731	to	$68.180073	$1,508,696	1.40%	to	2.85%	0.32%	to	1.41%	18.21%	to	19.94%
2024	31,456	$43.820348	to	$56.846679	$1,329,258	1.40%	to	2.85%	1.46%	to	1.55%	10.49%	to	12.10%
2023	33,978	$39.660359	to	$50.709608	$1,279,781	1.40%	to	2.85%	0.84%	to	0.86%	19.16%	to	20.90%
2022	40,093	$33.283094	to	$41.943495	$1,261,849	1.40%	to	2.85%	0.63%	to	0.65%	(26.86)%	to	(25.79)%
2021	54,010	$45.504456	to	$56.517652	$2,227,739	1.40%	to	2.85%	0.33%	to	0.35%	13.15%	to	14.80%
American Funds Insurance Series® Growth Fund
2025	189,245	$35.954966	to	$93.554740	$13,984,836	1.00%	to	2.85%	0.14%	to	0.17%	16.86%	to	18.73%
2024	214,279	$30.282160	to	$80.060478	$13,381,186	1.00%	to	2.85%	0.17%	to	0.33%	27.93%	to	29.99%
2023	224,778	$23.295757	to	$62.581829	$10,889,159	1.00%	to	2.85%	0.17%	to	0.32%	34.60%	to	36.76%
2022	248,561	$17.033506	to	$46.496267	$8,927,068	1.00%	to	2.85%	0.10%	to	0.32%	(31.91)%	to	(30.81)%
2021	279,275	$24.618843	to	$68.286186	$14,555,715	1.00%	to	2.85%	0.06%	to	0.22%	18.56%	to	20.47%
American Funds Insurance Series® Growth-Income Fund
2025	118,340	$58.854471	to	$65.209019	$7,022,649	1.40%	to	2.85%	0.89%	to	0.91%	14.75%	to	16.42%
2024	134,181	$51.289347	to	$56.009744	$6,867,104	1.40%	to	2.85%	1.10%	to	1.10%	20.74%	to	22.50%
2023	146,292	$42.479747	to	$45.721867	$6,151,681	1.40%	to	2.85%	1.21%	to	1.37%	22.60%	to	24.39%
2022	166,037	$34.650125	to	$36.758262	$5,652,887	1.40%	to	2.85%	1.14%	to	1.27%	(18.84)%	to	(17.66)%
2021	188,323	$42.694898	to	$44.639542	$7,828,324	1.40%	to	2.85%	1.11%	to	1.12%	20.61%	to	22.37%
American Funds Insurance Series® International Fund
2025	128,490	$13.902456	to	$23.740205	$1,995,756	1.00%	to	2.65%	1.10%	to	1.32%	23.45%	to	25.15%
2024	134,945	$11.108729	to	$19.230152	$1,732,573	1.00%	to	2.65%	0.99%	to	1.16%	0.46%	to	1.91%
2023	140,102	$10.901003	to	$19.141886	$1,791,563	1.00%	to	2.65%	1.10%	to	1.29%	12.81%	to	14.41%
2022	150,632	$9.528196	to	$16.967527	$1,716,554	1.00%	to	2.65%	1.57%	to	1.71%	(22.86)%	to	(21.81)%
2021	155,731	$12.185706	to	$21.996124	$2,315,416	1.00%	to	2.65%	2.29%	to	2.37%	(4.07)%	to	(2.69)%
American Funds Insurance Series® Global Small Capitalization Fund
2025	12,554	$33.649075	to	$45.762547	$466,542	1.40%	to	2.65%	0.31%	to	0.36%	11.64%	to	13.04%
2024	15,028	$30.140628	to	$40.482172	$487,250	1.40%	to	2.65%	1.04%	to	1.05%	(0.35)%	to	0.91%
2023	16,746	$30.245009	to	$40.117653	$536,098	1.40%	to	2.65%	0.26%	to	0.26%	13.13%	to	14.56%
2022	18,095	$26.733580	to	$35.019591	$506,628	1.40%	to	2.65%	—%	to	—%	(31.40)%	to	(30.54)%
2021	19,000	$38.970701	to	$50.413818	$771,179	1.40%	to	2.65%	—%	to	—%	3.95%	to	5.25%
Allspring VT Discovery All Cap Growth Fund
2025	17,712	$3.721283	to	$5.992675	$86,371	1.15%	to	2.10%	—%	to	—%	13.13%	to	14.21%
2024	43,527	$3.289444	to	$5.247168	$210,051	1.15%	to	2.10%	—%	to	—%	18.78%	to	19.92%
2023	60,133	$2.769304	to	$4.375735	$242,337	1.15%	to	2.10%	—%	to	—%	30.73%	to	31.97%
2022	59,644	$2.118406	to	$3.315676	$182,934	1.15%	to	2.10%	—%	to	—%	(38.36)%	to	(37.77)%
2021	62,239	$3.436529	to	$5.327777	$303,620	1.15%	to	2.10%	—%	to	—%	12.88%	to	13.95%
Fidelity® VIP Equity-Income Portfolio
2025	402,141	$42.631652	to	$44.552383	$14,936,908	0.75%	to	2.65%	1.69%	to	1.69%	15.64%	to	17.86%
2024	462,690	$36.171571	to	$38.525746	$14,713,708	0.75%	to	2.65%	1.57%	to	1.63%	12.05%	to	14.20%
2023	534,827	$31.674495	to	$34.382983	$14,976,713	0.75%	to	2.65%	1.79%	to	1.79%	7.49%	to	9.55%
2022	608,847	$28.912311	to	$31.986452	$15,643,912	0.75%	to	2.65%	1.73%	to	1.83%	(7.72)%	to	(5.95)%
2021	703,130	$30.742567	to	$34.664189	$19,332,992	0.75%	to	2.65%	0.74%	to	1.68%	21.35%	to	23.67%
Fidelity® VIP Growth Portfolio
2025	144,116	$66.197213	to	$93.357052	$11,651,292	0.75%	to	2.40%	0.05%	to	0.05%	11.89%	to	13.75%
2024	175,383	$81.953138	to	$82.069723	$12,550,134	0.75%	to	2.65%	—%	to	—%	26.67%	to	29.10%
2023	194,232	$63.569172	to	$64.695630	$10,841,231	0.75%	to	2.65%	—%	to	—%	32.34%	to	34.87%
2022	228,141	$47.132170	to	$48.886270	$9,516,277	0.75%	to	2.65%	0.35%	to	0.35%	(26.62)%	to	(25.21)%
2021	243,796	$63.017825	to	$66.619281	$13,729,445	0.75%	to	2.65%	—%	to	—%	19.69%	to	21.99%
Fidelity® VIP Contrafund® Portfolio
2025	1,669,103	$71.493226	to	$81.439235	$118,071,928	0.75%	to	2.70%	—%	to	—%	17.97%	to	20.29%
2024	1,931,066	$60.603394	to	$67.702592	$114,320,495	0.75%	to	2.70%	0.03%	to	0.03%	29.90%	to	32.45%
2023	2,279,707	$46.655260	to	$51.114669	$102,479,570	0.75%	to	2.70%	0.25%	to	0.25%	29.57%	to	32.12%
2022	2,621,020	$36.006592	to	$38.687306	$89,790,676	0.75%	to	2.70%	0.25%	to	0.25%	(28.45)%	to	(27.04)%
2021	2,884,388	$50.323387	to	$53.023928	$136,294,665	0.75%	to	2.70%	0.03%	to	0.03%	24.12%	to	26.56%
Fidelity® VIP Mid Cap Portfolio
2025	482,589	$46.396410	to	$52.618237	$21,769,931	0.75%	to	2.65%	0.15%	to	0.25%	8.57%	to	10.66%
2024	537,816	$42.732671	to	$47.551515	$22,083,710	0.75%	to	2.65%	0.35%	to	0.35%	14.11%	to	16.30%
2023	624,868	$37.448097	to	$40.886884	$22,236,479	0.75%	to	2.65%	0.39%	to	0.39%	11.80%	to	13.94%
2022	703,844	$33.495370	to	$35.883166	$22,090,441	0.75%	to	2.65%	0.27%	to	0.27%	(17.19)%	to	(15.60)%
2021	789,871	$40.450461	to	$42.517207	$29,564,425	0.75%	to	2.65%	0.36%	to	0.37%	22.03%	to	24.37%
Fidelity® VIP Value Strategies Portfolio
2025	36,395	$41.479279	to	$60.457562	$1,528,407	1.15%	to	2.35%	0.78%	to	0.80%	5.20%	to	6.47%
2024	46,934	$38.958552	to	$57.468943	$1,835,909	1.15%	to	2.35%	0.68%	to	0.70%	6.63%	to	7.91%
2023	60,406	$28.258365	to	$36.101840	$2,041,979	1.15%	to	2.45%	—%	to	0.80%	17.69%	to	19.23%
2022	80,173	$24.011037	to	$30.279567	$2,283,601	1.15%	to	2.45%	0.78%	to	0.87%	(9.59)%	to	(8.41)%
2021	80,761	$26.558964	to	$33.059567	$2,525,573	1.15%	to	2.45%	1.21%	to	1.26%	30.12%	to	31.82%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2025	26,637	$41.633127	to	$56.289882	$1,312,194	0.75%	to	2.40%	—%	to	0.41%	15.68%	to	17.60%
2024	33,982	$35.989662	to	$47.864074	$1,438,012	0.75%	to	2.40%	0.05%	to	0.05%	22.23%	to	24.26%
2023	38,118	$29.445089	to	$38.519677	$1,310,076	0.75%	to	2.40%	0.12%	to	0.12%	25.67%	to	27.76%
2022	57,882	$23.429785	to	$30.149475	$1,587,952	0.75%	to	2.40%	0.11%	to	0.11%	(22.93)%	to	(21.64)%
2021	66,099	$30.398815	to	$38.476007	$2,328,812	0.75%	to	2.40%	0.12%	to	0.12%	21.32%	to	23.34%
Franklin Small-Mid Cap Growth VIP Fund
2025	33,919	$4.251326	to	$44.401405	$922,977	1.30%	to	2.85%	—%	to	—%	(0.36)%	to	1.19%
2024	36,388	$4.201248	to	$44.563626	$990,200	1.30%	to	2.85%	—%	to	—%	7.92%	to	9.60%
2023	38,526	$3.833178	to	$41.294567	$945,794	1.30%	to	2.85%	—%	to	—%	23.18%	to	25.10%
2022	43,455	$3.064066	to	$33.524031	$858,379	1.30%	to	2.85%	—%	to	—%	(35.56)%	to	(34.55)%
2021	53,220	$4.681498	to	$52.022538	$1,588,764	1.30%	to	2.85%	—%	to	—%	6.92%	to	8.59%
Franklin Small Cap Value VIP Fund
2025	95	$35.606086	to	$35.606086	$3,394	1.00%	to	1.00%	1.02%	to	1.02%	6.42%	to	6.42%
2024	96	$33.458464	to	$33.458464	$3,201	1.00%	to	1.00%	0.80%	to	0.80%	10.49%	to	10.49%
2023	103	$30.281326	to	$30.281326	$3,128	1.00%	to	1.00%	0.43%	to	0.43%	11.55%	to	11.55%
2022	105	$27.145328	to	$27.145328	$2,837	1.00%	to	1.00%	0.91%	to	0.91%	(11.00)%	to	(11.00)%
2021	113	$30.501997	to	$30.501997	$3,432	1.00%	to	1.00%	0.85%	to	0.85%	23.93%	to	23.93%
Franklin Strategic Income VIP Fund
2025	49,203	$2.432261	to	$14.935349	$844,661	1.30%	to	2.85%	4.88%	to	4.89%	4.40%	to	6.04%
2024	53,064	$2.293814	to	$14.305252	$874,008	1.30%	to	2.85%	4.52%	to	4.52%	1.39%	to	2.98%
2023	56,244	$2.227529	to	$14.108825	$921,596	1.30%	to	2.85%	4.69%	to	4.69%	5.32%	to	6.97%
2022	65,064	$2.082403	to	$13.395686	$1,056,222	1.30%	to	2.85%	4.39%	to	4.39%	(12.97)%	to	(11.61)%
2021	76,146	$2.356008	to	$15.392745	$1,458,385	1.30%	to	2.85%	3.43%	to	3.43%	(0.59)%	to	0.96%
Franklin Mutual Shares VIP Fund
2025	90,693	$23.899788	to	$27.204528	$2,103,128	1.00%	to	2.85%	1.90%	to	2.06%	8.39%	to	10.34%
2024	95,084	$21.659702	to	$25.099542	$2,051,840	1.00%	to	2.85%	1.94%	to	2.00%	8.15%	to	10.05%
2023	99,931	$19.681118	to	$23.209108	$2,013,453	1.00%	to	2.85%	1.78%	to	1.90%	10.28%	to	12.18%
2022	105,115	$17.543583	to	$21.046236	$1,939,098	1.00%	to	2.85%	1.77%	to	1.85%	(10.03)%	to	(8.39)%
2021	109,365	$19.150370	to	$23.393774	$2,248,081	1.00%	to	2.85%	2.73%	to	2.91%	15.82%	to	17.88%
Templeton Developing Markets VIP Fund
2025	8,010	$26.241784	to	$38.204012	$279,636	1.40%	to	2.65%	0.70%	to	0.78%	42.82%	to	44.61%
2024	9,232	$18.374638	to	$26.418953	$225,240	1.40%	to	2.65%	4.11%	to	4.11%	5.16%	to	6.48%
2023	9,659	$17.473543	to	$24.811291	$222,615	1.40%	to	2.65%	2.30%	to	2.31%	9.82%	to	11.21%
2022	10,022	$15.910494	to	$22.311292	$207,742	1.40%	to	2.65%	2.92%	to	3.87%	(23.75)%	to	(22.79)%
2021	9,911	$20.867133	to	$28.897674	$266,567	1.40%	to	2.65%	1.03%	to	1.08%	(7.98)%	to	(6.82)%
Templeton Growth VIP Fund
2025	10,748	$20.798241	to	$26.916945	$271,634	1.40%	to	2.40%	0.89%	to	0.93%	20.89%	to	22.11%
2024	14,603	$21.243993	to	$22.043840	$291,075	1.40%	to	2.55%	—%	to	0.97%	2.75%	to	3.94%
2023	18,097	$20.675534	to	$21.208643	$351,977	1.40%	to	2.55%	3.19%	to	3.34%	17.96%	to	19.33%
2022	19,140	$13.318457	to	$17.773402	$314,247	1.40%	to	2.60%	0.13%	to	0.18%	(13.78)%	to	(12.73)%
2021	19,922	$15.446595	to	$20.367159	$376,534	1.40%	to	2.60%	1.11%	to	1.12%	2.18%	to	3.41%
Hartford Balanced HLS Fund
2025	2,453,681	$4.016923	to	$34.318335	$10,540,001	0.75%	to	2.70%	1.88%	to	2.01%	9.15%	to	11.30%
2024	2,799,116	$3.609168	to	$31.441524	$11,254,229	0.75%	to	2.70%	1.89%	to	2.09%	8.25%	to	10.38%
2023	3,379,263	$3.269672	to	$29.044820	$12,455,390	0.75%	to	2.70%	0.38%	to	1.94%	11.72%	to	13.92%
2022	3,830,042	$2.870135	to	$25.997550	$12,510,095	0.75%	to	2.70%	1.84%	to	2.42%	(15.73)%	to	(14.07)%
2021	4,157,413	$3.340183	to	$30.851727	$15,894,352	0.75%	to	2.70%	1.01%	to	1.04%	16.46%	to	18.75%
Hartford Total Return Bond HLS Fund
2025	30,610,163	$2.495206	to	$12.559802	$84,445,693	0.75%	to	2.70%	5.45%	to	5.45%	4.44%	to	6.49%
2024	33,934,091	$2.343042	to	$12.026104	$88,155,909	0.75%	to	2.70%	3.60%	to	3.62%	(0.40)%	to	1.56%
2023	37,301,169	$2.307021	to	$12.074450	$95,767,030	0.75%	to	2.70%	2.93%	to	3.53%	4.12%	to	6.17%
2022	41,268,167	$2.172954	to	$11.596775	$99,427,786	0.75%	to	2.70%	2.92%	to	5.87%	(16.50)%	to	(14.85)%
2021	46,804,390	$2.552039	to	$13.888442	$132,921,844	0.75%	to	2.70%	2.42%	to	2.44%	(3.58)%	to	(1.69)%
Hartford Capital Appreciation HLS Fund
2025	275,346	$53.927601	to	$55.062201	$13,109,337	0.75%	to	2.65%	0.56%	to	0.67%	10.75%	to	12.87%
2024	320,758	$47.776949	to	$49.717232	$13,628,782	0.75%	to	2.65%	—%	to	0.78%	18.02%	to	20.29%
2023	373,983	$39.719430	to	$42.124991	$13,326,731	0.75%	to	2.65%	0.88%	to	0.88%	16.86%	to	19.10%
2022	429,621	$33.348664	to	$36.046325	$12,933,618	0.75%	to	2.65%	0.93%	to	1.11%	(17.52)%	to	(15.93)%
2021	483,346	$39.668677	to	$43.701215	$17,445,965	0.75%	to	2.65%	0.46%	to	0.47%	11.76%	to	13.90%
Hartford Dividend and Growth HLS Fund
2025	11,844,716	$8.161626	to	$50.668988	$98,631,181	0.75%	to	2.70%	1.61%	to	1.63%	14.36%	to	16.61%
2024	13,484,038	$6.999121	to	$44.306831	$96,875,167	0.75%	to	2.70%	1.92%	to	1.95%	9.67%	to	11.83%
2023	15,680,379	$6.258917	to	$40.401105	$101,919,664	0.75%	to	2.70%	1.37%	to	1.61%	11.14%	to	13.32%
2022	18,187,658	$5.523075	to	$36.353032	$104,118,866	0.75%	to	2.70%	1.42%	to	1.70%	(11.36)%	to	(9.62)%
2021	20,532,831	$6.110626	to	$41.013125	$130,645,074	0.75%	to	2.70%	1.31%	to	1.32%	28.48%	to	31.01%
Hartford Disciplined Equity HLS Fund
2025	8,402,491	$7.132098	to	$66.942811	$66,480,127	0.75%	to	2.70%	0.42%	to	0.43%	11.28%	to	13.47%
2024	9,645,523	$6.285568	to	$60.157990	$67,312,503	0.75%	to	2.70%	0.61%	to	0.61%	22.03%	to	24.43%
2023	12,052,965	$5.051377	to	$49.297345	$67,086,831	0.75%	to	2.70%	0.82%	to	0.84%	18.02%	to	20.34%
2022	14,028,123	$4.197602	to	$41.771224	$64,883,100	0.75%	to	2.70%	0.89%	to	1.01%	(21.12)%	to	(19.56)%
2021	16,340,032	$5.218570	to	$52.955224	$94,130,443	0.75%	to	2.70%	0.56%	to	0.66%	22.18%	to	24.58%
Hartford International Opportunities HLS Fund
2025	5,412,819	$3.666658	to	$27.792756	$19,664,088	0.75%	to	2.70%	1.63%	to	1.67%	26.94%	to	29.43%
2024	6,488,852	$2.832820	to	$21.894776	$18,383,553	0.75%	to	2.70%	1.48%	to	1.53%	5.51%	to	7.59%
2023	7,583,240	$2.633044	to	$20.751343	$20,110,065	0.75%	to	2.70%	1.19%	to	1.20%	8.74%	to	10.88%
2022	8,662,062	$2.374658	to	$19.083472	$20,802,922	0.75%	to	2.70%	1.16%	to	1.68%	(20.33)%	to	(18.76)%
2021	9,298,674	$2.922935	to	$23.952947	$27,868,881	0.75%	to	2.70%	0.87%	to	1.02%	4.95%	to	7.01%
Hartford MidCap HLS Fund
2025	207,753	$10.742833	to	$11.709797	$2,329,846	0.75%	to	2.35%	—%	to	—%	(2.69)%	to	(1.12)%
2024	225,189	$11.015863	to	$11.842793	$2,575,162	0.75%	to	2.40%	—%	to	—%	3.76%	to	5.48%
2023	247,467	$10.635172	to	$11.227349	$2,704,409	0.75%	to	2.35%	0.04%	to	0.05%	12.21%	to	14.02%
2022	276,319	$9.478186	to	$9.847167	$2,670,769	0.75%	to	2.35%	0.89%	to	0.97%	(26.06)%	to	(24.87)%
2021	284,464	$12.819364	to	$13.106566	$3,689,170	0.75%	to	2.35%	—%	to	—%	7.35%	to	9.09%
Hartford Ultrashort Bond HLS Fund
2025	21,844,996	$1.347189	to	$7.872789	$28,930,427	0.75%	to	2.70%	5.05%	to	5.07%	1.72%	to	3.72%
2024	22,996,230	$1.298816	to	$7.739531	$29,747,258	0.75%	to	2.70%	4.31%	to	4.33%	2.40%	to	4.42%
2023	24,767,752	$1.243883	to	$7.558070	$30,625,235	0.75%	to	2.70%	1.24%	to	1.32%	2.38%	to	4.40%
2022	27,073,679	$1.191494	to	$7.382220	$32,318,630	0.75%	to	2.70%	0.22%	to	0.23%	(2.83)%	to	(0.91)%
2021	32,658,324	$1.202495	to	$7.597367	$39,598,626	0.75%	to	2.70%	0.70%	to	0.72%	(2.85)%	to	(0.94)%
Hartford Small Company HLS Fund
2025	1,196,314	$6.578196	to	$45.815640	$8,275,569	0.75%	to	2.70%	0.41%	to	0.45%	9.95%	to	12.12%
2024	1,323,507	$5.867232	to	$41.668227	$8,275,636	0.75%	to	2.70%	—%	to	—%	9.02%	to	11.17%
2023	1,470,659	$5.277903	to	$38.220782	$8,326,566	0.75%	to	2.70%	—%	to	—%	13.63%	to	15.87%
2022	1,637,612	$4.555081	to	$33.635572	$7,930,393	0.75%	to	2.70%	—%	to	—%	(32.78)%	to	(31.45)%
2021	1,642,408	$6.645218	to	$50.038304	$11,708,880	0.75%	to	2.70%	—%	to	—%	(1.15)%	to	0.80%
Hartford SmallCap Growth HLS Fund
2025	787,971	$5.959677	to	$52.267116	$4,948,001	0.75%	to	2.65%	2.86%	to	2.88%	4.04%	to	6.04%
2024	871,190	$5.620407	to	$50.236952	$5,209,758	0.75%	to	2.65%	0.29%	to	0.30%	10.17%	to	12.28%
2023	1,060,013	$5.005793	to	$45.601391	$5,380,786	0.75%	to	2.65%	—%	to	—%	15.33%	to	17.54%
2022	1,205,783	$4.258789	to	$39.540148	$5,197,611	0.75%	to	2.65%	—%	to	—%	(30.33)%	to	(28.99)%
2021	1,344,494	$5.997735	to	$56.755923	$8,114,794	0.75%	to	2.65%	—%	to	—%	1.30%	to	3.24%
Hartford Stock HLS Fund
2025	1,028,613	$4.495272	to	$51.877334	$5,341,264	0.75%	to	2.65%	0.14%	to	1.22%	5.14%	to	7.16%
2024	1,173,301	$4.194929	to	$49.339385	$5,740,958	0.75%	to	2.65%	1.61%	to	1.63%	5.90%	to	7.93%
2023	1,535,612	$3.886647	to	$46.590419	$6,795,683	0.75%	to	2.65%	1.35%	to	1.36%	4.90%	to	6.91%
2022	1,860,913	$3.635356	to	$44.413857	$7,834,361	0.75%	to	2.65%	1.66%	to	1.67%	(7.62)%	to	(5.85)%
2021	1,951,513	$3.861095	to	$48.077266	$8,767,405	0.75%	to	2.65%	1.24%	to	1.25%	21.71%	to	24.05%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2025	106,397	$37.342665	to	$44.941215	$4,239,106	0.75%	to	2.65%	0.22%	to	0.43%	11.30%	to	13.44%
2024	122,319	$33.550578	to	$39.617694	$4,316,544	0.75%	to	2.65%	0.73%	to	0.74%	13.60%	to	15.78%
2023	153,256	$29.533817	to	$34.218665	$4,702,171	0.75%	to	2.65%	0.60%	to	0.60%	11.64%	to	13.78%
2022	173,850	$26.454814	to	$30.074871	$4,722,202	0.75%	to	2.65%	1.05%	to	1.08%	(14.29)%	to	(12.64)%
2021	193,226	$30.864038	to	$34.426590	$6,046,920	0.75%	to	2.65%	0.76%	to	0.84%	23.99%	to	26.36%
Lord Abbett Series Fund - Dividend Growth Portfolio
2025	60,747	$53.138676	to	$58.735704	$3,110,539	0.75%	to	2.35%	0.46%	to	0.60%	13.29%	to	15.11%
2024	67,142	$36.784095	to	$51.023998	$3,002,366	0.75%	to	2.40%	—%	to	0.57%	19.25%	to	21.23%
2023	74,590	$39.316141	to	$42.089333	$2,779,703	0.75%	to	2.35%	0.83%	to	0.98%	13.63%	to	15.46%
2022	81,711	$34.600938	to	$36.454063	$2,647,286	0.75%	to	2.35%	0.84%	to	0.84%	(15.56)%	to	(14.20)%
2021	88,660	$32.182358	to	$42.485423	$3,372,821	0.75%	to	2.40%	—%	to	0.59%	22.64%	to	24.68%
Lord Abbett Series Fund - Bond Debenture Portfolio
2025	382,681	$20.907102	to	$25.783170	$8,560,243	0.75%	to	2.65%	5.91%	to	5.95%	5.49%	to	7.52%
2024	420,795	$19.818248	to	$23.980466	$8,823,727	0.75%	to	2.65%	5.35%	to	5.58%	3.93%	to	5.92%
2023	474,920	$19.069070	to	$22.639803	$9,459,235	0.75%	to	2.65%	5.13%	to	5.18%	3.77%	to	5.76%
2022	535,741	$18.376929	to	$21.407522	$10,135,545	0.75%	to	2.65%	4.39%	to	4.43%	(15.08)%	to	(13.45)%
2021	619,895	$21.641087	to	$24.735288	$13,649,506	0.75%	to	2.65%	2.49%	to	3.02%	0.58%	to	2.51%
Lord Abbett Series Fund - Growth and Income Portfolio
2025	790,425	$39.506746	to	$40.873422	$28,335,020	0.75%	to	2.65%	0.56%	to	0.57%	14.22%	to	16.41%
2024	926,732	$34.588262	to	$35.111462	$28,686,779	0.75%	to	2.65%	0.36%	to	0.88%	17.45%	to	19.70%
2023	1,088,674	$29.332036	to	$29.448694	$28,333,729	0.75%	to	2.65%	0.92%	to	0.95%	10.23%	to	12.34%
2022	1,232,895	$26.109662	to	$26.715928	$28,737,636	0.75%	to	2.65%	1.28%	to	1.31%	(11.81)%	to	(10.12)%
2021	1,412,279	$29.048295	to	$30.293262	$36,882,968	0.75%	to	2.65%	1.06%	to	1.36%	25.65%	to	28.06%
MFS® Growth Series
2025	11,817	$33.797026	to	$63.323793	$514,583	1.40%	to	2.30%	—%	to	—%	9.65%	to	10.64%
2024	18,445	$30.823864	to	$57.236024	$743,799	1.40%	to	2.30%	—%	to	—%	28.48%	to	29.64%
2023	15,235	$23.991529	to	$44.150326	$491,030	1.40%	to	2.30%	—%	to	—%	32.78%	to	33.98%
2022	16,410	$18.068950	to	$32.953774	$391,974	1.40%	to	2.30%	—%	to	—%	(33.19)%	to	(32.59)%
2021	29,983	$27.046316	to	$48.883555	$1,007,960	1.40%	to	2.30%	—%	to	—%	20.72%	to	21.82%
MFS® Investors Trust Series
2025	10,817	$5.521918	to	$33.124485	$289,625	1.30%	to	2.60%	1.63%	to	1.65%	10.66%	to	12.10%
2024	11,672	$4.925727	to	$29.934438	$296,415	1.30%	to	2.60%	0.66%	to	0.70%	16.46%	to	17.98%
2023	12,752	$4.175054	to	$25.704335	$268,133	1.30%	to	2.60%	0.72%	to	0.77%	15.93%	to	17.44%
2022	14,452	$3.554964	to	$22.172866	$265,197	1.30%	to	2.60%	0.61%	to	0.67%	(18.64)%	to	(17.57)%
2021	17,472	$4.312657	to	$27.251131	$382,347	1.30%	to	2.60%	0.61%	to	0.62%	23.56%	to	25.18%
MFS® Total Return Series
2025	54,557	$25.883602	to	$35.457532	$1,735,182	1.40%	to	2.65%	2.61%	to	2.71%	8.26%	to	9.62%
2024	61,587	$23.909271	to	$32.346202	$1,790,745	1.40%	to	2.65%	2.47%	to	2.49%	4.93%	to	6.25%
2023	69,518	$22.107438	to	$30.442337	$1,911,114	1.40%	to	2.85%	—%	to	1.96%	7.34%	to	8.91%
2022	80,258	$20.595658	to	$27.952369	$2,035,023	1.40%	to	2.85%	1.73%	to	1.73%	(12.13)%	to	(10.84)%
2021	94,275	$23.437536	to	$31.350952	$2,699,691	1.40%	to	2.85%	1.80%	to	1.81%	10.91%	to	12.53%
MFS® Value Series
2025	328	$36.338730	to	$36.338730	$11,937	1.00%	to	1.00%	1.38%	to	1.38%	11.64%	to	11.64%
2024	331	$32.548613	to	$32.548613	$10,759	1.00%	to	1.00%	1.46%	to	1.46%	10.25%	to	10.25%
2023	353	$29.523514	to	$29.523514	$10,407	1.00%	to	1.00%	1.42%	to	1.42%	6.56%	to	6.56%
2022	365	$27.705352	to	$27.705352	$10,118	1.00%	to	1.00%	1.15%	to	1.15%	(7.08)%	to	(7.08)%
2021	412	$29.815545	to	$29.815545	$12,273	1.00%	to	1.00%	1.13%	to	1.13%	23.91%	to	23.91%
BlackRock S&P 500 Index V.I. Fund
2025	409,727	$22.165876	to	$25.156884	$9,851,719	1.05%	to	2.65%	1.13%	to	1.14%	14.65%	to	16.49%
2024	425,656	$19.334249	to	$21.595142	$8,846,144	1.05%	to	2.65%	1.06%	to	1.26%	21.57%	to	23.53%
2023	470,756	$15.903600	to	$17.481511	$7,968,357	1.05%	to	2.65%	1.35%	to	1.39%	22.92%	to	24.90%
2022	495,596	$12.937949	to	$13.996079	$6,763,700	1.05%	to	2.65%	1.44%	to	1.57%	(20.37)%	to	(19.08)%
2021	474,458	$16.247794	to	$17.229694	$8,043,560	1.15%	to	2.65%	1.31%	to	1.48%	25.18%	to	27.07%
Invesco V.I. Equity and Income Fund
2025	34,930	$27.759257	to	$31.177959	$1,132,122	1.40%	to	2.55%	—%	to	2.12%	9.68%	to	11.24%
2024	36,106	$24.954967	to	$28.425122	$1,055,128	1.40%	to	2.55%	1.52%	to	1.80%	9.09%	to	10.56%
2023	39,701	$22.570982	to	$26.056232	$1,063,412	1.40%	to	2.55%	1.66%	to	2.03%	7.46%	to	9.02%
2022	45,847	$20.703682	to	$24.246472	$1,136,534	1.40%	to	2.55%	1.38%	to	1.79%	(10.04)%	to	(8.80)%
2021	47,368	$22.700569	to	$26.952011	$1,263,058	1.40%	to	2.55%	1.61%	to	1.79%	15.37%	to	17.00%
Morgan Stanley VIF Emerging Markets Debt Portfolio
2025	12,074	$3.128188	to	$32.560451	$184,490	1.30%	to	2.35%	14.29%	to	14.84%	12.65%	to	13.84%
2024	13,299	$2.747868	to	$27.291300	$196,803	1.30%	to	2.60%	10.25%	to	10.54%	8.38%	to	9.79%
2023	14,561	$2.502761	to	$25.182001	$199,446	1.30%	to	2.60%	8.79%	to	8.93%	8.97%	to	10.39%
2022	15,151	$2.267115	to	$23.109311	$197,294	1.30%	to	2.60%	7.42%	to	7.70%	(20.82)%	to	(19.79)%
2021	16,401	$2.826377	to	$29.187279	$257,750	1.30%	to	2.60%	5.22%	to	5.64%	(4.54)%	to	(3.29)%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2025	112,860	$22.806919	to	$29.188391	$2,814,877	0.75%	to	2.65%	0.30%	to	0.36%	29.42%	to	31.90%
2024	123,063	$17.622236	to	$22.128688	$2,343,025	0.75%	to	2.65%	1.32%	to	1.32%	4.90%	to	6.91%
2023	152,270	$16.798815	to	$20.697657	$2,723,351	0.75%	to	2.65%	1.57%	to	1.57%	9.04%	to	11.13%
2022	169,301	$15.406433	to	$18.625066	$2,749,389	0.75%	to	2.65%	0.21%	to	0.37%	(27.09)%	to	(25.69)%
2021	182,140	$21.131310	to	$25.064486	$4,022,896	0.75%	to	2.65%	0.79%	to	0.79%	0.26%	to	2.18%

Morgan Stanley VIF Growth Portfolio
2025	193,516	$57.005648	to	$68.765263	$12,941,120	1.30%	to	2.55%	—%	to	—%	31.98%	to	33.97%
2024	210,663	$43.193726	to	$51.329987	$10,536,427	1.30%	to	2.55%	—%	to	—%	42.52%	to	44.70%
2023	242,685	$30.147334	to	$35.473001	$8,414,862	1.30%	to	2.60%	—%	to	—%	44.51%	to	46.75%
2022	279,561	$20.861184	to	$24.173091	$6,625,479	1.30%	to	2.60%	—%	to	—%	(61.19)%	to	(60.59)%
2021	320,221	$53.752911	to	$61.330363	$19,288,325	1.30%	to	2.60%	—%	to	—%	(2.71)%	to	(1.19)%
Morgan Stanley VIF Discovery Portfolio
2025	54,084	$52.696527	to	$74.312761	$3,508,909	0.75%	to	2.40%	0.40%	to	0.40%	9.77%	to	11.60%
2024	65,573	$48.004989	to	$66.589571	$3,803,069	0.75%	to	2.40%	—%	to	—%	38.37%	to	40.67%
2023	82,663	$34.692533	to	$47.337054	$3,425,981	0.75%	to	2.40%	—%	to	—%	40.71%	to	43.05%
2022	92,399	$24.654654	to	$33.090703	$2,672,190	0.75%	to	2.40%	—%	to	—%	(63.85)%	to	(63.25)%
2021	88,002	$68.201921	to	$90.031761	$7,026,691	0.75%	to	2.40%	—%	to	—%	(13.30)%	to	(11.86)%
Invesco V.I. American Value Fund
2025	76,405	$55.982247	to	$59.735580	$4,290,994	0.75%	to	2.85%	—%	to	0.23%	17.60%	to	19.85%
2024	88,611	$47.602969	to	$49.840156	$4,192,173	0.75%	to	2.85%	0.81%	to	0.95%	26.75%	to	29.13%
2023	97,683	$37.556159	to	$38.598207	$3,556,606	0.75%	to	2.85%	0.32%	to	0.61%	12.35%	to	14.43%
2022	112,326	$33.426587	to	$33.730989	$3,598,082	0.75%	to	2.85%	0.39%	to	0.72%	(5.35)%	to	(3.59)%
2021	123,338	$34.986734	to	$35.315751	$4,135,904	0.75%	to	2.85%	0.24%	to	0.43%	24.36%	to	26.67%
Invesco V.I. Equally-Weighted S&P 500 Fund
2025	58,558	$6.478372	to	$55.592203	$4,919,749	1.30%	to	2.85%	1.40%	to	1.62%	7.73%	to	9.67%
2024	62,151	$5.906884	to	$51.603256	$4,823,921	1.30%	to	2.85%	1.43%	to	1.61%	9.31%	to	11.25%
2023	67,249	$5.309587	to	$47.209957	$4,659,379	1.30%	to	2.85%	1.17%	to	1.37%	10.24%	to	12.24%
2022	77,782	$4.730371	to	$42.823308	$4,814,505	1.30%	to	2.85%	0.80%	to	0.92%	(14.53)%	to	(12.95)%
2021	87,556	$5.433875	to	$50.104678	$6,284,681	1.30%	to	2.85%	1.05%	to	1.15%	25.27%	to	27.51%
Invesco V.I. Discovery Mid Cap Growth Fund
2025	40,686	$41.865273	to	$56.669456	$1,679,526	1.15%	to	2.65%	—%	to	—%	1.80%	to	3.34%
2024	44,545	$40.513035	to	$55.667923	$1,773,518	1.15%	to	2.65%	—%	to	—%	20.68%	to	22.51%

2023	51,357	$33.070307	to	$46.127265	$1,663,849	1.15%	to	2.65%	—%	to	—%	9.90%	to	11.56%
2022	62,791	$29.643356	to	$41.971741	$1,821,006	1.15%	to	2.65%	—%	to	—%	(32.94)%	to	(31.92)%
2021	72,329	$43.541640	to	$62.583924	$3,096,473	1.15%	to	2.65%	—%	to	—%	15.69%	to	17.44%
Invesco V.I. Discovery Large Cap Fund+
2025	230,507	$60.946291	to	$65.552055	$12,241,560	0.75%	to	2.65%	—%	to	—%	9.59%	to	11.69%
2024	271,931	$54.566350	to	$59.815833	$13,030,540	0.75%	to	2.65%	—%	to	—%	30.33%	to	32.83%
2023	329,796	$41.080661	to	$45.895639	$11,965,206	0.75%	to	2.65%	—%	to	—%	31.50%	to	34.02%
2022	376,133	$30.652739	to	$34.901591	$10,245,137	0.75%	to	2.65%	—%	to	—%	(32.77)%	to	(31.48)%
2021	400,324	$44.735153	to	$51.915077	$16,059,988	0.75%	to	2.65%	—%	to	—%	19.09%	to	21.37%
Invesco V.I. Global Fund
2025	943,110	$44.653081	to	$48.922408	$40,330,991	0.75%	to	2.70%	—%	to	—%	11.95%	to	14.15%
2024	1,087,765	$39.886930	to	$42.856630	$41,004,158	0.75%	to	2.70%	—%	to	—%	12.70%	to	14.92%
2023	1,272,576	$35.391998	to	$37.292993	$41,885,384	0.75%	to	2.70%	—%	to	—%	30.87%	to	33.44%
2022	1,504,815	$27.043831	to	$27.946836	$37,364,803	0.75%	to	2.70%	—%	to	—%	(33.75)%	to	(32.45)%
2021	1,601,492	$40.822860	to	$41.369564	$59,236,458	0.75%	to	2.70%	—%	to	—%	12.10%	to	14.31%
Invesco V.I. Main Street Fund®
2025	64,570	$54.197527	to	$54.277451	$2,947,420	0.75%	to	2.65%	0.14%	to	0.31%	12.62%	to	14.78%
2024	70,459	$47.220499	to	$48.197068	$2,835,716	0.75%	to	2.65%	—%	to	—%	20.17%	to	22.47%
2023	82,807	$38.556323	to	$40.107867	$2,770,682	0.75%	to	2.65%	0.48%	to	0.49%	19.62%	to	21.91%
2022	95,270	$31.626400	to	$33.529518	$2,637,749	0.75%	to	2.65%	1.10%	to	1.13%	(22.40)%	to	(20.91)%
2021	114,603	$39.985769	to	$43.206106	$4,027,045	0.75%	to	2.65%	0.50%	to	0.51%	23.91%	to	26.28%
Invesco V.I. Main Street Small Cap Fund®
2025	311,012	$50.373083	to	$51.917366	$13,479,462	0.75%	to	2.70%	0.22%	to	0.23%	5.55%	to	7.63%
2024	343,382	$46.802569	to	$49.187294	$13,956,928	0.75%	to	2.70%	—%	to	—%	9.41%	to	11.57%
2023	400,465	$41.950511	to	$44.955617	$14,694,793	0.75%	to	2.70%	0.94%	to	0.96%	14.68%	to	16.94%
2022	439,130	$35.873738	to	$39.199858	$13,885,234	0.75%	to	2.70%	0.25%	to	0.25%	(18.28)%	to	(16.67)%
2021	490,654	$43.050411	to	$47.969172	$18,776,147	0.75%	to	2.70%	0.18%	to	0.18%	19.01%	to	21.35%
Putnam VT Diversified Income Fund
2025	230,495	$17.905116	to	$30.703807	$5,656,269	0.75%	to	2.65%	6.03%	to	6.04%	5.74%	to	7.77%
2024	262,210	$16.932375	to	$28.489381	$5,999,278	0.75%	to	2.65%	5.98%	to	6.59%	3.00%	to	4.97%
2023	300,261	$16.439856	to	$27.140190	$6,564,178	0.75%	to	2.65%	5.98%	to	6.37%	2.08%	to	4.03%
2022	334,836	$16.105544	to	$26.087902	$7,067,971	0.75%	to	2.65%	6.65%	to	7.23%	(4.90)%	to	(3.08)%
2021	367,260	$16.935383	to	$26.915716	$8,089,504	0.75%	to	2.65%	0.63%	to	0.64%	(9.38)%	to	(7.65)%
Putnam VT Global Asset Allocation Fund
2025	21,407	$25.240833	to	$106.441318	$1,526,983	1.15%	to	2.40%	2.13%	to	2.18%	11.67%	to	13.07%
2024	24,352	$31.009071	to	$94.134262	$1,479,958	1.15%	to	2.65%	2.08%	to	2.16%	13.32%	to	15.03%
2023	27,234	$27.365351	to	$81.837000	$1,412,967	1.15%	to	2.65%	1.51%	to	1.54%	14.41%	to	16.14%
2022	31,172	$23.917748	to	$70.462673	$1,427,075	1.15%	to	2.65%	1.34%	to	1.40%	(18.23)%	to	(16.99)%
2021	31,876	$29.248540	to	$84.883310	$1,734,178	1.15%	to	2.65%	0.69%	to	0.70%	10.97%	to	12.65%
Putnam VT Large Cap Growth Fund
2025	60,182	$38.987854	to	$46.993584	$2,612,669	0.75%	to	2.70%	—%	to	—%	11.29%	to	13.48%
2024	74,966	$35.032127	to	$41.410190	$2,892,681	0.75%	to	2.70%	—%	to	—%	29.86%	to	32.41%
2023	83,482	$26.977862	to	$31.274360	$2,457,424	0.75%	to	2.70%	—%	to	—%	40.63%	to	43.40%
2022	81,272	$19.183309	to	$21.809652	$1,681,301	0.75%	to	2.70%	—%	to	—%	(32.36)%	to	(31.02)%
2021	104,301	$28.359905	to	$31.618739	$3,141,093	0.75%	to	2.70%	—%	to	—%	19.39%	to	21.74%
Putnam VT International Value Fund
2025	99,474	$12.253009	to	$16.567580	$1,501,825	0.75%	to	2.40%	1.23%	to	1.24%	31.49%	to	33.67%

2024	110,084	$9.318897	to	$12.394246	$1,249,898	0.75%	to	2.40%	2.42%	to	2.46%	2.72%	to	4.43%
2023	126,845	$9.072227	to	$11.868748	$1,387,276	0.75%	to	2.40%	1.52%	to	1.55%	15.87%	to	17.79%
2022	152,731	$7.829826	to	$10.075850	$1,428,579	0.75%	to	2.40%	1.99%	to	2.28%	(9.02)%	to	(7.50)%
2021	183,806	$8.605878	to	$10.893230	$1,868,435	0.75%	to	2.40%	1.97%	to	2.01%	12.21%	to	14.08%
Putnam VT International Equity Fund
2025	368,845	$24.684344	to	$47.342100	$10,792,662	0.75%	to	2.65%	0.01%	to	0.01%	34.09%	to	36.66%
2024	448,552	$18.409402	to	$34.643431	$9,632,210	0.75%	to	2.65%	2.13%	to	2.66%	0.28%	to	2.20%
2023	493,902	$18.358006	to	$33.896567	$10,508,645	0.75%	to	2.65%	0.04%	to	0.04%	15.41%	to	17.62%
2022	590,047	$15.906875	to	$28.818359	$10,712,515	0.75%	to	2.65%	1.47%	to	1.53%	(17.00)%	to	(15.41)%
2021	601,667	$19.164559	to	$34.066311	$13,094,732	0.75%	to	2.65%	1.14%	to	1.16%	5.97%	to	8.01%
Putnam VT Core Equity Fund
2025	145,671	$60.295068	to	$70.046031	$7,197,410	0.75%	to	2.65%	0.40%	to	0.41%	13.75%	to	15.93%
2024	187,619	$52.008529	to	$61.578021	$7,917,747	0.75%	to	2.65%	0.88%	to	0.90%	23.64%	to	26.01%
2023	227,825	$41.273055	to	$49.803595	$7,649,845	0.75%	to	2.65%	0.52%	to	0.56%	24.74%	to	27.13%
2022	260,651	$32.465799	to	$39.926530	$6,971,349	0.75%	to	2.65%	0.97%	to	0.98%	(17.97)%	to	(16.40)%
2021	321,576	$38.834016	to	$48.675114	$10,055,645	0.75%	to	2.65%	0.63%	to	0.65%	27.59%	to	30.03%
Putnam VT Sustainable Leaders Fund
2025	30,564	$55.849485	to	$74.748651	$2,039,769	0.75%	to	2.65%	0.66%	to	0.68%	7.80%	to	9.86%
2024	32,937	$51.809735	to	$68.036821	$2,019,348	0.75%	to	2.65%	0.20%	to	0.21%	19.81%	to	22.10%
2023	42,459	$43.243834	to	$55.720208	$2,160,758	0.75%	to	2.65%	0.52%	to	0.53%	22.81%	to	25.16%
2022	55,591	$35.211555	to	$44.517527	$2,288,394	0.75%	to	2.65%	0.54%	to	0.61%	(24.93)%	to	(23.49)%
2021	61,403	$46.904217	to	$58.182800	$3,325,112	0.75%	to	2.65%	0.14%	to	0.14%	20.30%	to	22.61%
Putnam VT Small Cap Value Fund
2025	147,455	$41.558092	to	$76.322147	$8,749,089	0.75%	to	2.70%	0.67%	to	0.67%	2.47%	to	4.48%
2024	157,355	$40.557950	to	$73.046637	$9,036,055	0.75%	to	2.70%	0.93%	to	0.94%	3.37%	to	5.40%
2023	178,631	$39.236407	to	$69.301939	$9,837,351	0.75%	to	2.70%	0.15%	to	0.16%	20.46%	to	22.83%
2022	196,810	$32.572138	to	$56.421431	$8,947,187	0.75%	to	2.70%	0.16%	to	0.19%	(15.30)%	to	(13.63)%
2021	229,530	$38.455959	to	$65.326285	$12,170,325	0.75%	to	2.70%	0.72%	to	0.72%	36.18%	to	38.86%
Putnam VT George Putnam Balanced Fund
2025	47,337	$36.060679	to	$39.213502	$1,610,711	0.75%	to	2.65%	1.39%	to	1.39%	10.97%	to	13.10%
2024	50,228	$32.495086	to	$34.671272	$1,518,780	0.75%	to	2.65%	1.14%	to	1.70%	13.67%	to	15.85%
2023	60,615	$28.586077	to	$29.926809	$1,611,356	0.75%	to	2.65%	1.23%	to	1.38%	16.77%	to	19.01%
2022	66,661	$24.480969	to	$25.147226	$1,501,391	0.75%	to	2.65%	0.88%	to	0.89%	(18.19)%	to	(16.62)%
2021	79,940	$29.925419	to	$30.160767	$2,178,786	0.75%	to	2.65%	0.82%	to	0.83%	10.98%	to	13.10%
Putnam VT Large Cap Value Fund
2025	75,848	$58.474345	to	$80.907818	$5,428,963	0.75%	to	2.65%	1.39%	to	2.21%	17.20%	to	19.45%
2024	82,806	$49.891671	to	$67.733714	$4,985,119	0.75%	to	2.65%	1.10%	to	1.53%	16.03%	to	18.25%
2023	91,554	$42.999259	to	$57.278787	$4,675,238	0.75%	to	2.65%	2.05%	to	2.28%	12.64%	to	14.80%
2022	109,294	$38.172937	to	$49.893492	$4,907,234	0.75%	to	2.65%	1.49%	to	1.86%	(5.66)%	to	(3.86)%
2021	110,974	$40.465294	to	$51.894015	$5,219,749	0.75%	to	2.65%	0.71%	to	1.20%	23.98%	to	26.35%
Pioneer Fund VCT Portfolio+
2025♦	—	$4.664057	to	$53.856084	$—	1.60%	to	2.35%	0.05%	to	0.05%	1.37%	to	1.64%
2024	47,555	$4.588674	to	$53.130675	$251,584	1.60%	to	2.35%	0.42%	to	0.43%	19.47%	to	20.37%
2023	49,192	$3.812099	to	$44.471179	$218,775	1.60%	to	2.35%	0.58%	to	0.59%	25.60%	to	26.54%
2022	50,896	$3.012497	to	$35.407517	$180,712	1.60%	to	2.35%	0.37%	to	0.40%	(21.55)%	to	(20.95)%
2021	53,208	$3.811098	to	$45.131739	$252,413	1.60%	to	2.35%	0.09%	to	0.09%	24.68%	to	25.62%
Invesco V.I. Growth and Income Fund

2025	153,565	$38.168497	to	$60.907192	$6,958,613	0.75%	to	2.85%	1.19%	to	1.21%	12.06%	to	14.43%
2024	175,573	$34.061787	to	$53.224643	$7,114,457	0.75%	to	2.85%	1.22%	to	1.24%	12.47%	to	14.86%
2023	200,374	$30.284608	to	$46.339756	$7,288,943	0.75%	to	2.85%	0.86%	to	1.17%	9.25%	to	11.57%
2022	221,540	$27.720824	to	$41.535968	$7,356,274	0.75%	to	2.85%	1.15%	to	1.28%	(8.64)%	to	(6.70)%
2021	252,712	$30.343527	to	$44.520591	$9,174,080	0.75%	to	2.85%	1.37%	to	1.37%	24.59%	to	27.23%
Invesco V.I. Comstock Fund
2025	228,988	$46.813085	to	$66.730413	$12,908,722	0.75%	to	2.85%	1.47%	to	1.47%	13.85%	to	16.27%
2024	265,016	$41.117612	to	$57.394122	$12,952,154	0.75%	to	2.85%	1.53%	to	1.54%	11.64%	to	14.01%
2023	304,258	$36.829537	to	$50.341058	$13,167,527	0.75%	to	2.85%	1.59%	to	1.60%	8.95%	to	11.26%
2022	344,529	$33.804915	to	$45.247300	$13,521,538	0.75%	to	2.85%	1.37%	to	1.38%	(1.99)%	to	0.09%
2021	388,354	$34.490444	to	$45.205513	$15,391,282	0.75%	to	2.85%	1.64%	to	1.65%	29.31%	to	32.05%
Invesco V.I. American Franchise Fund
2025	1,104	$63.194800	to	$77.418021	$79,201	1.50%	to	2.40%	—%	to	—%	8.74%	to	9.73%
2024	1,306	$58.113109	to	$70.554656	$84,926	1.50%	to	2.40%	—%	to	—%	31.37%	to	32.56%
2023	1,557	$44.235475	to	$53.225028	$77,182	1.50%	to	2.40%	—%	to	—%	37.27%	to	38.51%
2022	913	$32.225891	to	$38.427911	$32,363	1.50%	to	2.40%	—%	to	—%	(32.93)%	to	(32.32)%
2021	948	$48.046522	to	$56.778911	$49,973	1.50%	to	2.40%	—%	to	—%	9.00%	to	9.99%
Allspring VT Small Cap Growth Fund
2025	17,569	$35.024877	to	$42.485726	$654,242	1.15%	to	2.40%	—%	to	—%	6.95%	to	8.30%
2024	19,534	$32.747887	to	$39.230222	$677,806	1.15%	to	2.40%	—%	to	—%	16.25%	to	17.71%
2023	23,372	$28.170522	to	$33.327879	$700,751	1.15%	to	2.40%	—%	to	—%	1.88%	to	3.16%
2022	22,323	$26.803464	to	$32.306841	$657,008	1.15%	to	2.65%	—%	to	—%	(36.02)%	to	(35.05)%
2021	23,443	$41.894130	to	$49.742362	$1,075,737	1.15%	to	2.65%	—%	to	—%	5.11%	to	6.70%
Allspring VT Opportunity Fund
2025	738	$42.621109	to	$45.788440	$32,138	1.15%	to	1.65%	0.31%	to	0.31%	5.25%	to	5.78%
2024	746	$40.494145	to	$43.286401	$30,854	1.15%	to	1.65%	0.11%	to	0.28%	13.46%	to	14.03%
2023	1,470	$35.690301	to	$37.961169	$54,617	1.15%	to	1.65%	—%	to	—%	24.76%	to	25.38%
2022	1,508	$27.807968	to	$30.276112	$44,794	1.15%	to	1.90%	—%	to	—%	(22.11)%	to	(21.52)%
2021	1,569	$35.699348	to	$38.577114	$59,472	1.15%	to	1.90%	0.20%	to	0.25%	22.71%	to	23.64%
MFS® Core Equity Portfolio
2025	15,850	$29.447083	to	$32.664800	$510,419	1.30%	to	2.25%	0.46%	to	0.46%	10.00%	to	11.05%
2024	17,296	$26.769327	to	$29.413845	$502,149	1.30%	to	2.25%	0.59%	to	0.60%	17.44%	to	18.56%
2023	17,369	$22.794576	to	$24.809699	$425,836	1.30%	to	2.25%	0.54%	to	0.54%	20.40%	to	21.55%
2022	18,548	$18.931928	to	$20.410901	$373,746	1.30%	to	2.25%	0.32%	to	0.32%	(19.11)%	to	(18.34)%
2021	19,001	$23.405461	to	$24.994966	$469,510	1.30%	to	2.25%	0.43%	to	0.43%	22.53%	to	23.69%
MFS® Massachusetts Investors Growth Stock Portfolio
2025	16,177	$31.381999	to	$33.506476	$533,607	1.40%	to	2.00%	0.27%	to	0.27%	7.73%	to	8.37%
2024	16,477	$29.131562	to	$30.917719	$502,316	1.40%	to	2.00%	0.34%	to	0.35%	13.96%	to	14.65%
2023	16,372	$25.562037	to	$26.967085	$435,974	1.40%	to	2.00%	0.30%	to	0.37%	21.55%	to	22.28%
2022	15,206	$21.029614	to	$22.052900	$331,198	1.40%	to	2.00%	0.10%	to	0.10%	(20.86)%	to	(20.38)%
2021	15,461	$26.572464	to	$27.698488	$423,671	1.40%	to	2.00%	0.23%	to	0.25%	23.48%	to	24.22%
Victory Pioneer Fund VCT Portfolio+
2025♦	6,843	$5.557989	to	$63.873714	$85,104	1.60%	to	2.35%	0.17%	to	0.18%	21.13%	to	21.89%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2025 and through April 17, 2026, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Fund Substitutions
Subsequent to December 31, 2025 the Sponsor Company received approval from the SEC on February 24, 2026, to execute fund substitutions affecting certain Funds offered through the Account. The substitutions are being undertaken pursuant to applicable regulatory approvals and contract provisions and are intended to replace existing investment options with alternatives having similar investment objectives and risk profiles.
The Sponsor Company expects the fund substitutions to be completed on or before September 8, 2026. Upon completion, the assets of the impacted underlying funds will be transferred into the corresponding replacement funds.

Existing Portfolio(Share Class)	Replacement Portfolio(Share Class)
AB Discovery Value Portfolio(Class B)	Franklin Small Cap Value VIP Fund(Class 2)
AB International Value Portfolio(Class B)	Putnam VT International Value Fund(Class IB)
AB Relative Value Portfolio(Class B)	Putnam VT Large Cap Value Fund(Class IB)
Allspring VT Small Cap Growth Fund(Class 1)	Putnam VT Small Cap Growth Fund(Class IA)
Invesco V.I. American Franchise Fund(Series I)	Putnam VT Large Cap Growth Fund(Class IA)
Invesco V.I. Comstock Fund(Series II)	Putnam VT Large Cap Value Fund(Class IB)
Invesco V.I. Discovery Large Cap Fund(Series II)	Putnam VT Large Cap Growth Fund(Class IB)
Invesco V.I. Diversified Dividend Fund(Series I)	Putnam VT Large Cap Value Fund(Class IA)
Invesco V.I. EQV International Equity Fund(Series I)	Putnam VT Focused International Equity Fund (Class IA)
Invesco V.I. Government Money Market Fund(Series I)	Putnam VT Government Money Market Fund(Class IA)
Invesco V.I. Government Securities Fund(Series I)	Franklin U.S. Government Securities VIP Fund(Class 1)
Invesco V.I. Growth and Income Fund(Series I)	Putnam VT Large Cap Value Fund(Class IA)
Invesco V.I. Main Street Fund(Series II)	Putnam VT Core Equity Fund(Class IB)
MFS® Core Equity Portfolio(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Growth Series(Initial Class)	Putnam VT Large Cap Growth Fund(Class IA)
MFS® Investors Trust Series(Initial Class)	Putnam VT Core Equity Fund(Class IA)
MFS® Massachusetts Investors Growth Stock Portfolio(Initial Class)	Putnam VT Large Cap Growth Fund(Class IA)
MFS® Total Return Series(Initial Class)	Putnam VT Global Asset Allocation Fund(Class IA)
MFS® Value Series(Initial Class)	Putnam VT Large Cap Value Fund(Class IA)

Talcott Resolution Life
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory-Basis
As of December 31, 2025, 2024 and 2023, and for the
Years Ended December 31, 2025, 2024 and 2023
Supplemental Schedules as of and for the
Year Ended December 31, 2025

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

CONTENTS

Page:
Independent Auditor's Report	1 - 3

Financial Statements - Statutory-Basis:
Admitted Assets, Liabilities and Capital and Surplus	4
Statements of Operations	5
Statements of Changes in Capital and Surplus	6
Statements of Cash Flows	7 - 8
Notes to Financial Statements	9 - 59

Supplemental Schedules
Schedule I - Selected Financial Data	60 - 63
Schedule II - Summary Investment Schedule	64
Schedule III - Investment Risks Interrogatories	65 - 70
Schedule IV - Supplemental Schedule of Reinsurance Contracts with Risk-Limiting Features	71

INDEPENDENT AUDITOR'S REPORT

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the statutory-basis financial statements (collectively referred to as the "statutory-basis financial statements").

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor's Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor's report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

- Exercise professional judgment and maintain professional skepticism throughout the audit.

- Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

- Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.

- Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

- Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2025 audit was conducted for the purpose of forming an opinion on the 2025 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, supplemental schedule of reinsurance contracts with risk-limiting features, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2025, are presented for purposes of additional analysis and are not a required part of the 2025 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2025 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2025 statutory-basis financial statements as a whole.

/s/ Deloitte & Touche LLP

Hartford, Connecticut
March 27, 2026

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2025	2024

Bonds	$10,664,150,343	$10,788,082,053
Preferred stocks	17,853,136	21,478,713
Common stocks	6,084,753	636,217,405
Mortgage loans on real estate	940,275,070	1,088,430,893
Contract loans	1,516,022,125	1,475,217,306
Cash, cash equivalents and short-term investments	1,567,043,551	1,334,187,060
Derivatives	275,251,377	157,372,315
Other invested assets	1,290,488,576	1,046,653,247
Total cash and invested assets	16,277,168,931	16,547,638,992

Investment income due and accrued	167,174,476	164,085,000
Amounts recoverable for reinsurance	330,945,261	379,802,153
Funds held by or deposited with reinsured companies	1,889,605,649	—
Federal income tax recoverable	1,775,555	103,530,926
Net deferred tax asset	52,062,313	80,395,823
Receivables from parent, subsidiaries and affiliates	71,506,827	40,480,763
Other assets	592,056,474	489,258,300
Separate Account assets	70,121,473,179	66,608,458,521
Total admitted assets	$89,503,768,665	$84,413,650,478

Liabilities
Aggregate reserves for future benefits	$16,079,357,413	$13,446,546,312
Liability for deposit-type contracts	102,315,332	102,746,324
Policy and contract claim liabilities	389,000,412	256,104,737
Asset valuation reserve	228,965,957	250,517,374
Interest maintenance reserve	262,738,989	112,707,866
Remittances and items not allocated	44,565,140	58,206,027
Provision for experience rating refunds	385,040,543	407,431,056
Accrued expense allowances and amounts due from Separate Accounts	(994,717,426)	(901,091,077)
Borrowed money	—	307,548,297
Funds held under reinsurance treaties with unauthorized and certified reinsurers	—	744,982,530
Payable for securities	360,764,417	92,741,729
Derivatives	262,847,262	149,885,626
Collateral on derivatives	13,159,551	54,655,000
Payable for repurchase agreements	181,755,548	182,083,180
Other liabilities	695,026,083	800,259,144
Separate Account liabilities	70,121,473,179	66,608,458,521
Total liabilities	88,132,292,400	82,673,782,646

Capital and surplus
Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	5,690,000	5,690,000
Aggregate write-ins for other than special surplus funds	—	168,330,037
Gross paid-in and contributed surplus	911,535,846	536,535,846
Aggregate write-ins for special surplus funds	167,715,799	151,421,777
Unassigned surplus	286,534,620	877,890,172
Total capital and surplus	1,371,476,265	1,739,867,832

Total liabilities and capital and surplus	$89,503,768,665	$84,413,650,478

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$36,630,281,602	$145,315,988	$151,310,738
Net investment income	699,838,539	986,757,628	767,388,680
Amortization of interest maintenance reserve	9,656,817	15,876,816	43,962,326
Commissions and expense allowances on reinsurance ceded	48,857,924	107,085,582	197,796,023
Reserve adjustments on reinsurance ceded	(7,365,926,584)	(2,270,497,625)	(2,250,834,647)
Fee income	1,153,832,308	948,235,694	921,835,308
Other revenues	115,683,636	119,939,116	91,074,095
Total revenues	31,292,224,242	52,713,199	(77,467,477)

Benefits and expenses
Annuity benefits	438,136,885	283,928,456	274,616,641
Death, disability and other benefits	761,170,358	558,178,312	612,255,355
Surrenders and other fund withdrawals	3,825,278,622	2,708,743,641	2,199,536,668
Commissions	957,131,844	118,879,132	146,704,799
Decrease in aggregate reserves for future benefits	2,632,811,100	(524,146,466)	(259,829,959)
Net transfers from Separate Accounts	(2,072,331,231)	(2,156,554,546)	(2,520,281,386)
General insurance expenses	156,604,313	155,491,186	149,995,794
Interest and adjustments on contract or deposit-type contract funds	28,699,840	17,878,830	21,352,187
IMR adjustments on reinsurance	209,710,833	11,387,365	125,261
MODCO adjustment on reinsurance assumed	24,088,392,679	(1,757,328,958)	(1,264,268,711)
Other expenses	10,260,240	15,323,581	13,352,698
Total benefits and expenses	31,035,865,483	(568,219,467)	(626,440,653)

Net gain from operations before federal income tax expense (benefit)	256,358,759	620,932,666	548,973,176
Federal income tax expense (benefit)	70,131,201	(10,501,277)	(22,518,867)
Net gain from operations	186,227,558	631,433,943	571,492,043

Net realized capital gains (losses), after tax	547,945,174	(100,287,426)	(445,895,006)
Net income	$734,172,732	$531,146,517	$125,597,037

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - par value $5,690 per share, 1,000 shares authorized, issued and outstanding	For the years ended December 31,
	2025	2024	2023

Balance, beginning and end of year	$5,690,000	$5,690,000	$5,690,000

Gross paid-in and contributed surplus
Balance, beginning of year	536,535,846	1,107,535,846	1,107,535,846
Return of capital	375,000,000	(571,000,000)	—
Balance, beginning and end of year	911,535,846	536,535,846	1,107,535,846

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	168,330,037	187,383,846	206,437,654
Amortization, decreases of gain on inforce reinsurance	(168,330,037)	(19,053,809)	(19,053,808)
Balance, end of year	—	168,330,037	187,383,846

Aggregate write-ins for special surplus funds
Balance, beginning of year	151,421,777	68,373,245	43,486,878
Change in net deferred asset for SSAP 108	16,294,022	83,048,532	24,886,367
Balance, end of year	167,715,799	151,421,777	68,373,245

Unassigned funds
Balance, beginning of year	877,890,172	819,049,639	1,375,337,111

Net income	734,172,732	531,146,517	125,597,037
Change in net unrealized capital losses on investments, net of tax	(757,247,434)	(463,467,201)	(133,182,997)
Change in net unrealized foreign exchange capital (losses) gains	(531,005)	(5,404)	2,329,637
Change in net deferred income tax	15,382,695	(26,358,013)	29,788,306
Change in asset valuation reserve	21,551,420	20,808,445	(10,473,885)
Surplus adjustment: Change in surplus as a result of reinsurance	136,127,455	—	—
Change in nonadmitted assets	(52,352,948)	(3,283,811)	4,654,430
Cumulative effect of changes in accounting principles	168,330,037	—	—
Dividends to stockholder	(856,788,504)	—	(575,000,000)
Balance, end of year	286,534,620	877,890,172	819,049,639

Capital and surplus
Balance, end of year	$1,371,476,265	$1,739,867,832	$2,188,032,576

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2025	2024	2023

Premiums and annuity considerations	$421,306,395	$198,441,030	$(13,432,019)
Net investment income	735,143,574	1,041,866,604	868,410,524
Reserve adjustments on reinsurance	(1,899,617,745)	(2,279,793,157)	(2,262,497,487)
Investment management fees	957,218,473	935,566,462	890,326,326
Miscellaneous income	360,205,681	228,811,782	309,496,952
Total income	574,256,378	124,892,721	(207,695,704)

Benefits paid	3,767,571,097	3,562,789,969	3,090,204,960
Federal income tax recovered (paid)	(31,522,124)	28,977,646	46,367,759
Net transfers from Separate Accounts	(1,999,086,617)	(2,116,595,966)	(2,530,117,812)
Other expenses	(1,934,517,949)	(1,439,640,149)	(873,287,684)
Total benefits and expenses	(197,555,593)	35,531,500	(266,832,777)
Net cash provided by (used for) operating activities	771,811,971	89,361,221	59,137,073

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	2,114,683,652	2,210,459,593	1,539,793,497
Common and preferred stocks	8,249,166	44,206,183	37,962,674
Mortgage loans	165,103,403	83,368,901	289,832,163
Real Estate	—	—	5,798,890
Derivatives and other	511,974,828	191,889,880	205,914,401
Total investment proceeds	2,800,011,049	2,529,924,557	2,079,301,625

Cost of investments acquired
Bonds	2,266,351,984	1,271,619,519	1,046,407,858
Common and preferred stocks	1,287,054	693,200	795,820
Mortgage loans	21,824,930	19,674,928	58,940,272
Derivatives and other	639,384,022	447,234,620	536,979,464
Total investments acquired	2,928,847,990	1,739,222,267	1,643,123,414
Net decrease in contract loans	40,804,819	37,066,238	40,685,080
Net cash (used for) provided by investing activities	(169,641,760)	753,636,052	395,493,131

Financing and miscellaneous activities
Paid in (Return of) surplus	375,000,000	(571,000,000)	—
Change in borrowed funds	(307,548,297)	307,548,297	—
Dividends to stockholder	(125,000,000)	—	(575,000,000)
Net redemptions on deposit-type contracts	(430,992)	(8,360,319)	(7,857,045)
Change in payable for investment repurchase programs	(327,632)	(139,378,312)	(125,235,414)
Change in payable for securities lending	—	—	—
Other cash (used) provided	(311,006,799)	(106,044,500)	(8,133,905)
Net cash (used for) provided by financing and miscellaneous activities	(369,313,720)	(517,234,834)	(716,226,364)

Net increase (decrease) in cash, cash equivalents and short-term investments	232,856,491	325,762,439	(261,596,160)
Cash, cash equivalents and short-term investments, beginning of year	1,334,187,060	1,008,424,621	1,270,020,781
Cash, cash equivalents and short-term investments, end of year	$1,567,043,551	$1,334,187,060	$1,008,424,621

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash acquisitions from invested asset exchanges - bonds and preferred stock	(180,326,684)	(48,004,090)	(274,842,851)
Non-cash ceded premiums for reinsurance	(944,646)	(11,387,365)	(125,261)
Non-cash payable on reinsurance	(3,843,241)	(9,295,532)	(11,662,840)
Non-cash transfer of funds withheld for unauthorized reinsurance	4,787,887	20,682,897	11,788,101
Non-cash transfer of IMR liability for reinsurance	—	11,387,365	125,261
Non-cash IMR reserve transferred on reinsurance	—	(11,387,365)	(125,261)
Non-cash deferred asset SSAP 108	(16,056,030)	(121,513,112)	(154,274,911)
Non-cash deferred liability SSAP 108	(10,449,011)	38,464,581	129,388,544
Non-cash special surplus SSAP 108	16,294,022	83,048,532	24,886,367
Non-cash miscellaneous income assumed SSAP 108	10,211,018
Non-cash proceeds from sale of common stock-affiliates	(731,788,504)
Non-cash acquisitions from purchase of common stock- affiliate	(8,546,001)
Non-cash net investment income for dividend of affiliate	8,546,001
Non-cash dividend from distribution of affiliates	731,788,504
Non-cash premiums from recaptured reinsurance	(6,191,956,563)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Non-cash commission and expense allowances on reinsurance ceded from recaptured reinsurance	12,715,421
Non-cash increase in aggregate reserves from recaptured reinsurance	524,641,554
Non-cash reserve adjustments on reinsurance ceded from recaptured reinsurance	5,466,308,839
Non-cash aggregate reserve change from recaptured reinsurance	(537,356,975)
Non-cash funds withheld for unauthorized reinsurance from recapture	725,647,724
Non-cash transfer of IMR liability from recaptured reinsurance	188,290,749
Non-cash IMR reserve transferred from recaptured reinsurance	(188,290,749)
Non-cash premiums from assumed reinsurance	(19,497,654,997)
Non-cash increase in aggregate reserves from assumed reinsurance	(39,651,169)
Non-cash aggregate reserve change from assumed reinsurance	1,187,647,157
Non-cash modco adjustment from assumed reinsurance	18,349,659,009
Non-cash transfer of IMR liability from assumed reinsurance	21,420,084
Non-cash IMR reserve transferred from assumed reinsurance	(21,420,084)
Non-cash transfers to Separate Accounts	(20,381,735)
Non-cash modco adjustment from assumed reinsurance	20,381,735
Non-cash premiums from assumed reinsurance	(10,538,480,327)
Non-cash funds withheld from assumed reinsurance	1,889,516,637
Non-cash modco adjustment from assumed reinsurance	8,394,898,926
Non-cash other amounts payable from assumed reinsurance	(58,535,237)
Non-cash commissions and expense allowance from assumed reinsurance	312,600,000

See notes to financial statements.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
1. Organization and Description of Business

Talcott Resolution Life Insurance Company (“TL” or the “Company”) is a wholly-owned direct subsidiary of Talcott Resolution Life, Inc. ("TLI"). During 2025, TR Re, Ltd ("TR Re"), the Company’s previous parent distributed its ownership in TL up to TLI, which is now a common parent of the two entities. During 2025, the Company contributed TL’s common stock ownership in Talcott Resolution Life and Annuity Insurance Company (“TLA”) to TR Re. See Footnote 7 Related Party Transactions, for further details.

The Company is a leading financial services and multi-line insurance provider which maintains (a) investment products, such as individual variable annuities and fixed market value adjusted annuities, and retirement plan services for savings and retirement needs that are both directly written by the Company and assumed from affiliates and third parties; (b) individual life insurance for income protection and estate planning that is directly written by the Company and is substantially ceded; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded, and (d) private placement life insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of Talcott Resolution Life Insurance Company (the “Company” or “TL”) have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Insurance Department (“the Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for these reinsurance treaties, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2025	2024	2023
Net Income
1. TL state basis			$734,172,732	$531,146,517	$125,597,037
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	(164,988)	(2,976,629)	2,256,095
			(164,988)	(2,976,629)	2,256,095
3. State permitted practices that change NAIC SAP			—	—	—
4. NAIC SAP (1-2-3=4)	61	4	$734,337,720	$534,123,146	$123,340,942
Surplus
5. TL state basis			$1,371,476,265	$1,739,867,832	$2,188,032,576
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (TL) (as described above)	61	3	5,048,554	5,213,542	8,190,171
Less: Reinsurance reserve credit (TLA) (as described above)	61	3	—	20,957,376	18,386,767
			5,048,554	26,170,918	26,576,938
7. State permitted practices that change NAIC SAP			—	—
8. NAIC SAP (5-6-7=8)	61	5	$1,366,427,711	$1,713,696,914	$2,161,455,638

The Company's reported investment in TLA was $626,632,214 and $886,939,559 as of December 31, 2024 and December 31, 2023, respectively. The Company's investment in TLA would have been reported as $605,674,838 and $868,552,792 as of December 31, 2024 and December 31, 2023, respectively, without the state prescribed practice.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with the National Association of Insurance Commissioners (”NAIC”) Annual Statement Instructions and NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, annuity and health policies, evaluation of other-than-temporary impairments ("OTTI"), valuation of derivatives, and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues and policy charges, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”), guaranteed withdrawal benefits (“GMWB”) and guaranteed minimum income benefits ("GMIB") are considered market risk benefits and reported at fair value using models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus, whereas on a GAAP basis, no such charges are recorded;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held and amortized into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses;

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
7.for statutory purposes, asset-backed securities, excluding residual tranches or interests, are carried at amortized cost, except those rated in NAIC class 6, which are carried at the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 - Asset-Backed Securities ("SSAP No. 43"). Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. Debt investments that do not meet the requirements of an issuer credit obligation in SSAP No. 26 - Bonds ("SSAP No. 26") or an asset-backed security in SSAP No. 43 are carried at the lower of amortized cost or fair value in accordance with SSAP No. 21- Other Admitted Assets ("SSAP No. 21"). In accordance with guidance in SSAP No. 21 - amortized cost for such debt investments is determined in a manner consistent with asset-backed securities within the scope of SSAP No. 43. GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and asset-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of subsidiaries is required for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.statutory deferred income taxes, which provide for tax temporary differences, are subject to limitation on deferred tax assets and are charged directly to surplus, whereas, GAAP includes tax temporary differences recognized as a component of net income, without limitation.

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for at fair value and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, the amount of time a security is in an unrealized loss position is not considered when assessing impairment, and any credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security. Improvements in expected cash flows are recognized immediately in income as a reduction in the allowance.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Aggregate Reserves for Life, Annuity and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, annuity and health benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2% to 6%. Group life insurance reserves generally use group life tables with valuation rates ranging from 3% to 11.25%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1% to 11.25% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43") Fixed indexed annuities are generally based on the Annuity 2000 table with valuation rates between 3.75% and 7% using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company has no forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2025 and 2024, the Company had $14,951,749 and $15,745,469 respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2025 and 2024 totaled $85,028 and $106,897 respectively, also subject to 100% reinsurance to Prudential.

The following table displays the development of accident and health claim reserves and liabilities and other costs accrued to settle claims as of December 31:

	2025	2024	2023
Beginning claim reserves - gross	$180,892,705	$191,940,647	$208,115,589
Less: reinsurance recoverables	(180,826,031)	(191,855,998)	(208,038,466)
Beginning claim reserves - net	66,674	84,649	77,123
Plus Incurred expenses related to:
Current year	4,630	(10,816)	15,069
Prior year		—	—
Total incurred	4,630	(10,816)	15,069
Less Paid expenses related to:
Current year	(3,029)	7,159	7,543
Prior year		—	—
Total paid	(3,029)	7,159	7,543

Ending claim reserves - net	74,333	66,674	84,649
Add: reinsurance recoverables	169,973,031	180,826,031	191,855,998
Ending claim reserves - gross	$170,047,364	$180,892,705	$191,940,647

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses of these contracts are reported in the Statements of Operations.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

An analysis of General and Separate Account annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics as of December 31, 2025 is presented below:

A.Individual Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$—	$699,615,680	$—	$699,615,680	3.13%
b. At book value less current surrender charge of 5% or more	578,628	—	—	578,628	0.00%
c. At fair value	—	—	8,135,827,335	8,135,827,335	36.40%
d. Total with market value adjustment or at fair value (total of 1 through 3)	578,628	699,615,680	8,135,827,335	8,836,021,643	39.53%
e. At book value without adjustment (minimal or no charge or adjustment)	8,854,357,446	—	—	8,854,357,446	39.61%
2. Not subject to discretionary withdrawal	4,491,747,744	—	171,669,316	4,663,417,060	20.86%
3. Total (gross: direct + assumed)	13,346,683,818	699,615,680	8,307,496,651	22,353,796,149	100.00%
4. Reinsurance ceded	745,434,336	587,645,139	—	1,333,079,475
5. Total (net)	$12,601,249,482	$111,970,541	$8,307,496,651	$21,020,716,674
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$289,314	$—	$—	$289,314

B. Group Annuities

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$2,987,990,547	$758,688,887	$—	$3,746,679,434	28.41%
b. At book value less current surrender charge of 5% or more	352	—	—	352	0.00%
c. At fair value	—	—	7,354,620,684	7,354,620,684	55.78%
d. Total with market value adjustment or at fair value (total of 1 through 3)	2,987,990,899	758,688,887	7,354,620,684	11,101,300,470	84.19%
e. At book value without adjustment (minimal or no charge or adjustment)	211,539,111	—	—	211,539,111	1.60%
2. Not subject to discretionary withdrawal	1,594,997,327	—	279,362,624	1,874,359,951	14.21%
3. Total (gross: direct + assumed)	4,794,527,337	758,688,887	7,633,983,308	13,187,199,532	100.00%
4. Reinsurance ceded	3,488,386,467	637,263,928	—	4,125,650,395
5. Total (net)	$1,306,140,870	$121,424,959	$7,633,983,308	$9,061,549,137
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$176	$—	$—	$176

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Deposit-Type Contracts

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$1,172,619,015	$—	$—	$1,172,619,015	12.32%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	7,689,538,512	7,689,538,512	80.77%
d. Total with market value adjustment or at fair value (total of 1 through 3)	1,172,619,015	—	7,689,538,512	8,862,157,527	93.09%
e. At book value without adjustment (minimal or no charge or adjustment)	201,545,958	—	—	201,545,958	2.12%
2. Not subject to discretionary withdrawal	456,221,515	—	—	456,221,515	4.79%
3. Total (gross: direct + assumed)	1,830,386,488	—	7,689,538,512	9,519,925,000	100.00%
4. Reinsurance ceded	1,728,071,157	—	—	1,728,071,157
5. Total (net)	$102,315,331	$—	$7,689,538,512	$7,791,853,843
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health:
1. Annuities, Total (net)	$13,900,490,106
2. Supplementary Contracts, Total (net)	6,900,246
3. Deposit-Type Contracts, Total (net)	102,315,331
4. Subtotal	14,009,705,683
Separate Account Annual Statement:
5. Annuities, Total (net)	16,174,875,459
6. Supplemental Contracts, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Deposit-Type Contracts, Total (net)	7,689,538,512
11. Subtotal	23,864,413,971
12. Combined total	$37,874,119,654

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2025, is presented below:

A. General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$42,064,370	$42,064,370	$49,934,680
b. Universal Life	2,669,168,808	2,666,921,021	2,642,851,055
c. Universal Life with Secondary Guarantees	398,764,585	370,154,707	1,498,154,759
d. Indexed Universal Life	27,977,773	26,454,615	29,495,829
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	26,766,283	27,927,545	28,464,493
h. Variable Life	—	—	—
i. Variable Universal Life	92,592,779	92,579,411	150,345,589
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$95,807,759
b. Accidental Death Benefits	XXX	XXX	3,317
c. Disability - Active Lives	XXX	XXX	2,626
d. Disability - Disabled Lives	XXX	XXX	8,194,607
e. Miscellaneous Reserves	XXX	XXX	92,859,490
3. Total (gross: direct + assumed)	3,257,334,598	3,226,101,669	4,596,114,204
4. Reinsurance Ceded	1,118,925,887	1,086,558,512	2,456,407,768
5. Total (net) (3) - (4)	$2,138,408,711	$2,139,543,157	$2,139,706,436

B. Separate Account with Guarantees

         Not applicable.

C. Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	134,737,016	134,737,016	147,450,461
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	41,946,819,831	41,946,819,831	41,945,883,765
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	$—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	42,081,556,847	42,081,556,847	42,093,334,226
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$42,081,556,847	$42,081,556,847	$42,093,334,226

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Reconciliation of total life actuarial reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$2,139,706,436
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	—
3. Exhibit 5, Disability - Active Lives Section, Total (net)	—
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	—
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	32,185,183
6. Subtotal	2,171,891,619
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	$42,093,334,226
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	42,093,334,226
11. Combined Total ((6) and (10))	$44,265,225,845

Investments

Investments in unaffiliated bonds, other than asset-backed securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of amortized cost or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Asset backed securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method . The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $260,782 and $365,007 excluded from surplus at December 31, 2025 and 2024.

Net realized capital gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7. The AVR balances were $228,965,957 and $250,517,374 as of December 31, 2025 and 2024, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2025 and 2024 were $262,738,984, and $112,707,866 respectively. The net capital losses captured in the IMR, net of taxes, in 2025 and 2024 were ($50,427,982) and ($105,042,228) respectively. The amount of income Amortized from the IMR net of taxes in 2025 and 2024 included in the Company’s Statements of Operations, was $9,656,820 and $15,876,816 respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. In July 2025, the Company entered into a reinsurance agreement resulting in the recapture of IMR balances totaling approximately $21,000,000. See Note 6 for additional information.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 until the recovery of value, the security is written down to fair value.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $0 and $0 for the years ended December 31, 2025 and 2024, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $500,000 and $0 for the years ended December 31, 2025 and 2024, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral less estimated costs to sell. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2025 and 2024, the Company had immaterial impaired mortgage loans on real estate with related allowances for credit losses.

As of December 31, 2025 and 2024, the Company held no investments in real estate. In October 2023, the Company sold an office property real estate investment located in Maryland. Prior to the sale, the investment’s carrying value was written down to the estimated fair value. The fair value of the property was primarily determined by current market conditions and comparable property valuation. As a result of the write down and sale, the Company reported a total loss of approximately $4 million that was recorded in net realized capital gain (losses).

For certain derivative instruments accounted for in accordance with SSAP No. 86 - Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company's derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department and the New York State Department of Financial Services.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Adoption of Accounting Standards

Accounting Changes

For the year ended December 31, 2025, the Company changed its accounting policy for deferrals of gains resulting from in-force assumed and ceded reinsurance transactions. The Company’s prior policy presented such gains (and related amortization) as Aggregate Write-ins for Gains and Losses in Surplus and as Aggregate Write-ins for Other-than-Special Surplus. The Company’s updated policy is to present such gains (and related amortization) as Changes in Surplus due to Reinsurance and unamortized reinsurance gains will be reflected as Unassigned Funds. The Company determined this constitutes a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, given both presentations are acceptable under different NAIC guidance, the Company believes the new presentation is better aligned with the nature of such gains and Unassigned Funds as well as with the Annual Statement Instructions.

The Company notes retrospective application of the change does not impact total Assets, Liabilities or Net Income for years ended December 31, 2025 or December 31, 2024. Implementation of the change resulted in a decrease in Other-than-special surplus of $168.3 million reflected through Aggregate Write-ins for Gains and Losses in Surplus. The change also results in a corresponding increase in Unassigned Funds of $168.3 million reflected through Cumulative Effect of Change in Accounting Principles.

For the year ended December 31, 2025, the Company updated its method to identify distributions that represent a return of capital and those that represent net investment income under SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies. The Company’s updated method aligns with objective financial metrics as all distributions are now recognized in net investment income when declared, provided they do not exceed undistributed accumulated earnings. The Company’s prior method included additional limitations on the recognition of net investment income based on correspondence with the applicable General Partners. The Company concluded the change represents a change in accounting principle pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors. The Company notes retrospective application of the change does not impact beginning surplus, nor does the change impact total assets, liabilities, or surplus for the years ended December 31, 2025 or December 31, 2024.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporated a principles-based definition which categorizes bonds as either issuer credit obligations (under SSAP No. 26) or asset-backed securities (under SSAP No. 43). The Company adopted the revised standards effective January 1, 2025 and reclassified investments in accordance with the new principles-based definition. Approximately $168 million of investments previously reported were reclassified. Of these investments, approximately $119 million of book adjusted carrying value went from an amortized cost measurement to a fair value measurement, which resulted in an approximate a $10 million unrealized loss to surplus.

In 2025, the NAIC adopted revisions to SSAP No. 56 – Separate Accounts to clarify guidance for how to transfer any separate account assets carried at book value between the separate and general accounts. The Company elected early adoption of this guidance in 2025, however, it is not material to the Company.

In 2025, the NAIC adopted revisions to SSAP No. 41 – Surplus Notes to clarify that capital notes should be nonadmitted in the event in which the regulatory authority halts principal or interest payments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 - Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

In 2024, the NAIC modified SSAP No. 94 – Low Income Housing Tax Credit Property Investments to clarify in-scope tax credit investments. The Company adopted this guidance in 2025, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 15 – Debt and Holding Company Obligations to require additional disclosures related to unused commitments and lines of credit, disaggregated by short and long-term commitments. The Company adopted this guidance in 2024, however, it is not material to the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In 2024, the NAIC modified SSAP No. 86 – Derivatives to require additional disclosures identifying where cash flows associated with derivative transactions are presented in the Statement of Cash Flow. The Company adopted this guidance in 2024, however, it is not material to the Company.

In 2024, the NAIC modified SSAP No. 21 – Other Admitted Assets to prescribe a measurement framework for all residual interests regardless of legal form. The updates allow for a policy election of the Allowable Earned Yield Method or Practical Expedient Method (i.e., cost recovery method). The Company adopted the revised standards effective January 1, 2025 and elected the Practical Expedient Method. However, the updates are not material to the Company.

Recently Issued Accounting Standards

In 2025, the NAIC adopted revisions that modify the SSAP No. 37 – Mortgage Loans to clarify that mortgage loans held by an insurer through a qualifying Delaware Statutory Trust (“DST”) will be reported on Schedule B – Mortgage Loans. The Company will adopt the revised standards effective January 1, 2026; however, the Company does not expect the changes to have a material impact.

3. Investments

A. Components of Net Investment Income

	For the years ending December 31,
	2025	2024	2023
Interest income from bonds and short-term investments	$480,215,643	$521,170,433	$517,280,524
Interest income from affiliated bonds and short-term investments	27,604,728	18,775,452	—
Interest income from mortgage loans on real estate	45,516,848	50,128,505	57,556,177
Interest income from contract loans	94,583,888	98,832,123	90,242,765
Interest and dividends from other investments	64,420,097	49,902,724	21,411,422
Dividends from common and preferred stocks - unaffiliated	1,923,003	1,496,298	1,107,233
Dividends from common and preferred stocks - affiliated	8,546,001	275,000,000	94,800,000
Gross investment income	722,810,208	1,015,305,535	782,398,121
Less: Investment expenses	19,218,373	20,999,610	14,867,549
Less: Interest expense	3,753,296	7,548,297	—
Depreciation on real estate	—	—	141,892
Net investment income	$699,838,539	$986,757,628	$767,388,680

B. Components of Net Unrealized Capital Losses on Bonds and Short-Term Investments

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$101,422,333	$84,096,426	$135,371,936
Gross unrealized capital losses	(1,007,715,727)	(1,341,221,864)	(1,391,932,955)
Net unrealized capital losses	(906,293,394)	(1,257,125,438)	(1,256,561,019)
Balance, beginning of year	(1,257,125,438)	(1,256,561,019)	(1,819,080,946)
Change in net unrealized capital losses on bonds
and short-term investments	$350,832,044	$(564,419)	$562,519,927

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
C. Components of Net Unrealized Capital Gains on Common and Preferred Stocks

	As of December 31,
	2025	2024	2023
Gross unrealized capital gains	$1,227,418	$626,865,738	$891,957,177
Gross unrealized capital losses	(3,535,762)	(567,336)	(23,677)
Net unrealized capital gains	(2,308,344)	626,298,402	891,933,500
Balance, beginning of year	626,298,402	891,933,500	937,410,594
Change in net unrealized capital gains on
common and preferred stocks	$(628,606,746)	$(265,635,098)	$(45,477,094)

D. Components of Net Realized Capital Losses

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments	$(69,549,177)	$(138,055,266)	$(142,118,995)
Common stocks - unaffiliated	(500,000)	678,415	(16)
Common stocks - affiliated	711,450,153	4,807,959	—
Preferred stocks - unaffiliated	(200,836)	(1,106,459)	(8,445,735)
Mortgage loans on real estate	(5,311,855)	(9,919,244)	(15,644,478)
Real estate	—	—	(4,074,325)
Derivatives	(176,141,548)	(110,516,046)	(483,933,292)
Other invested assets	22,586,568	33,239,727	86,951,074
Other	15,248,955	—	—
Net realized capital losses	497,582,260	(220,870,914)	(567,265,767)
Tax benefit	65,066	(15,541,260)	(12,108,002)
Net realized capital losses, after tax	497,517,194	(205,329,654)	(555,157,765)
Less: Amounts transferred to IMR	(50,427,980)	(105,042,228)	(109,262,759)
Net realized capital losses, after tax	$547,945,174	$(100,287,426)	$(445,895,006)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities, calls and impairments):

	For the years ending December 31,
	2025	2024	2023
Bonds and short-term investments
Sale proceeds	$5,125,686,323	$6,046,287,816	$11,544,979,942
Gross realized capital gains on sales	11,295,373	8,104,587	5,652,309
Gross realized capital losses on sales	(80,855,752)	(146,139,816)	(143,481,440)
Unaffiliated common and preferred stock
Sale proceeds	8,248,727	27,745,931	35,454,986
Gross realized capital gains on sales	—	678,415	2,850
Gross realized capital losses on sales	(700,836)	(1,106,459)	(8,448,603)

Additionally, for the years ended December 31, 2025, 2024 and 2023, there was $601,900, $4,223,668 and ($608,305) of investment (expense) / income generated on 15, 27 and 48 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features or tenders.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department and the New York State Department of Financial Services.
Interest rate, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Strategies

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the table presented below. During the years 2025 and 2024, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. As of December 31, 2025 and 2024, the average fair values for derivatives held for other investment and/or risk management activities were $56,468,938 and $157,318,425 respectively. The Company did not have any unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2025			As of December 31, 2024
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate and index swaps	$125,000	$(10,540)	$—	$125,000	$(16,069)	$—
Foreign currency swaps	41,208	4,941	4,486	37,150	8,430	9,075
Replication transactions
Credit default swaps	50,000	1,133	1,138	—	—	—
Interest rate swaps	440,000	(124,381)	60	440,000	(127,971)	60
Other investment and/or Risk Management activities
Interest rate and index swaps, swaptions	447,000	(104,384)	(104,384)	447,000	(80,539)	(80,539)
Macro hedge program	10,918,857	111,104	111,104	10,351,579	74,120	74,120
Total	$12,022,065	$(122,127)	$12,404	$11,400,729	$(142,029)	$2,716

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions to reproduce the investment characteristics of permissible investments.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Credit default swaps	$3,800	$2,968	$4,286
Interest rate swaps and swaptions	—	—	(4,673)
Foreign currency swaps	—	1,285	(385)
Macro hedge program	(154,502)	(114,769)	(483,208)
Total	$(150,702)	$(110,516)	$(483,980)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Foreign currency swaps: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments and liabilities. In addition, the Company may enter into foreign currency swaps to terminate existing swaps in hedging relationships, and thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2025:

December 31, 2025
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]
Basket credit default swaps [4]
Investment grade risk exposure	$50,000	$1,133	$1,138	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$50,000	$1,133	$1,138				$—	$—	$—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

As of December 31, 2024, the Company did not enter into any credit default swap contracts.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company may have exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that derivative contracts, other than exchange traded contracts, OTC-cleared swaps, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2025 and 2024 the Company had no losses on derivative instruments due to counterparty nonperformance.

Hedge Accounting

Effective January 1, 2022, the Company designated the hedging relationship described below under SSAP No. 108. The hedged item consists of a portion of the Company's variable annuity block of business, including related minimum benefit guarantees, that is sensitive to interest rate movement. The hedged portion of the block is reviewed on a monthly basis and the hedge effectiveness is measured quarterly based on the ratio of the percentage change in asset interest rate risk (rho) compared to the percentage change in the liability interest rate risk (rho). The related hedging instrument is a portfolio of interest rate derivatives which follows a semi-static hedging strategy. Changes in interest rates impact the present value of the future product cash flows.

The Company will recognize a deferred asset within Other assets or a deferred liability within Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus, for fluctuations in fair value that do not offset the changes in the liability. The deferred asset or liability will then be amortized over the timeframe required under SSAP No. 108, which is the Macaulay duration of guarantee benefit cash flows, or approximately 8 years.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The hedging strategy is compliant with VM-21 and meets all the criteria to be defined as a clearly defined hedging strategy as required by SSAP No. 108. The Company periodically revises its hedging position to reflect reinsurance transactions entered into. Hedge effectiveness is measured in accordance with SSAP No. 108 on a quarterly basis, both prospectively and retrospectively, and remains highly effective as of December 31, 2025.

Recognition of Gains (Losses) and Deferred Assets and Liabilities

2025
Net deferred balance - beginning of year	$(151,421,777)
Current Year Amortization	(21,850,379)
Current Year Deferred Recognition	48,355,419
Ending Deferred Balance [1-(2+3)]	$(177,926,817)

The net deferred balances will amortize over the next 8 years, as shown below;

Scheduled Amortization
Amortization Year	Deferred assets	Deferred liabilities
2026	(58,293,952)	30,056,201
2027	(58,293,952)	30,056,201
2028	(58,293,952)	30,056,201
2029	(58,293,952)	30,056,201
2030	(53,968,357)	30,056,201
2031	(42,203,544)	23,048,284
2032	(23,567,153)	8,046,128
2033	(6,981,529)	594,157
2034	—	—
Total	$(359,896,391)	$181,969,574
Total Deferred Balance		$(177,926,817)

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. ~~As of~~ December 31, 2025 and 2024The following table discloses the Company’s investment exposure as of December 31, 2025 to any credit concentration risk of a single issuer greater than 10% of the Company’s capital and surplus, other than the U.S. government and certain U.S. government agencies and wholly-owned subsidiaries:

Issuer	Market Value
PIMCO Private Income Fund Onshore Feeder LLC	$180,000,000
PIMCO Commercial Real Estate Debt Fund II Rated Note Vehicle I LP	$146,322,810
AG ABC Structure Note LP (Equity)	$143,258,514

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$1,211,277,728	$2,797,682	$(237,831,544)	$976,243,866
-Guaranteed and sponsored - asset-backed	39,747,857	1,486,749	(4,845,644)	36,388,962
All other corporate - excluding asset-backed	7,183,771,858	113,127,435	(757,539,551)	6,539,359,742
All other corporate - asset-backed	2,229,352,904	16,324,730	(39,823,918)	2,205,853,716
Cash equivalents and short-term investments	827,142,569	56,238	—	827,198,807
Cash equivalents and short-term investments affiliated	$600,000,000	$—	$—	$600,000,000
Total bonds, cash equivalents and short-term investments	$12,091,292,916	$133,792,834	$(1,040,040,657)	$11,185,045,093

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,270,985	$813,768	$(3,000,000)	$6,084,753
Common stocks - affiliated				—
Total common stocks	$8,270,985	$813,768	$(3,000,000)	$6,084,753

		Gross	Gross	Estimated
Preferred Stocks		Unrealized	Unrealized	Fair
As of December 31, 2025	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$17,853,136	$479,705	$(160,881)	$18,171,960
Total preferred stocks	$17,853,136	$479,705	$(160,881)	$18,171,960

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
U.S. government and government agencies and
authorities:
-Guaranteed and sponsored - excluding asset-backed	$807,740,217		$(233,086,862)	$574,653,355
-Guaranteed and sponsored - asset-backed	48,405,296	685,079	(8,290,982)	40,799,393
States, municipalities and political subdivisions	490,670,941	1,306,666	(80,894,597)	411,083,010
International governments	290,803,138	717,944	(32,604,783)	258,916,299
All other corporate - excluding asset-backed	7,057,350,573	87,435,784	(912,222,338)	6,232,564,019
All other corporate - asset-backed	1,970,849,171	12,445,242	(89,005,392)	1,894,289,021
Hybrid securities	122,262,717	718,158	(4,473,017)	118,507,858
Cash equivalents and short-term investments	570,389,479	146,015	—	570,535,494
Cash equivalents and short-term investments affiliated	400,000,000	—	—	400,000,000
Total bonds, cash equivalents and short-term investments	$11,758,471,532	$103,454,888	$(1,360,577,971)	$10,501,348,449

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2024	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,771,425	$813,766		$9,585,191
Common stocks - affiliated	1,000,001	625,632,213	—	626,632,214
Total common stocks	$9,771,426	$626,445,979	$—	$636,217,405

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2024	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$21,626,294	$459,857	$(607,437)	$21,478,714
Total preferred stocks	$21,626,294	$459,857	$(607,437)	$21,478,714

The statement value and estimated fair value of bonds and short-term investments at December 31, 2025 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities ("ABS"), including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

		Estimated
	Statement	Fair
Maturity	Value	Value
Due in one year or less	$1,669,023,869	$1,665,334,544
Due after one year through five years	2,232,622,669	2,165,812,169
Due after five years through ten years	2,573,951,676	2,505,933,945
Due after ten years	5,092,469,847	4,324,728,011
Total	$11,568,068,061	$10,661,808,669

At December 31, 2025 and 2024, securities with a statement value of $4,458,580 and $4,451,248 were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

H. Mortgage Loans on Real Estate

Lending Rates	2025	2024
Maximum	7.87%	—%
Minimum	7.02%	—%

The Company did not issue any new commercial mortgage loans in 2025. During 2025 and 2024, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2025 and 2024, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 83.45% and 83.45%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loans on real estate total. As of December 31, 2025 and 2024, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2025 and 2024, there were impaired loans with related allowances for credit losses of $6,140,000 and $0 respectively; with interest income recognized during the period the loans were impaired of $0 and $0, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
I. Restructured Debt in which the Company is a Creditor

The Company had no restructured commercial mortgage loans during the year ended December 31, 2025. The Company had one restructured commercial mortgage loans during the year ended December 31, 2024. The loan had a book/adjusted carry value of $5 million and generated a realized capital loss of $656,472. The loans had extensions on the maturity date and no loss was incurred. The Company had two restructured commercial mortgage loans during the year ended December 31, 2023. The loans had extensions on the maturity date and no loss was incurred.

J. Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $9,978,973 and $401,144 for the years ended December 31, 2025 and 2024, respectively, on certain limited partnerships. The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The bilateral agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in Payable for repurchase agreements in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025, the fair value and amortized cost of the securities transferred were $190,190,711 and $202,976,149 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $181,755,548 with a contractual maturity less than 1 year as of December 31, 2025. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $181,755,548 with a maturity date less than 360 days as of December 31, 2025. As of December 31, 2024, the fair value and amortized cost of the securities transferred were $191,040,364 and $208,842,418 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $182,083,180 with a contractual maturity less than 1 year as of December 31, 2024. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short- term investments with amortized cost approximating fair value of $182,083,180 with a maturity date less than 360 days as of December 31, 2024.

Reinvested proceeds from repurchase agreements transactions consist of US government and government agency securities and short-term investments. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for repurchase

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
agreements, included within the Company's short-term investments, as of December 31, 2025, 2024, and 2023 was $0, with a fair value of $0 and $0, respectively.

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2025 and 2024, securities pledged of $261,228,338 and $144,760,465 respectively, were included in Bonds and Cash and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $297,847,866 and $291,386,675, respectively, as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company accepted cash collateral associated with derivative instruments with a statement value of $13,159,551 and $54,655,000 respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash and short-term investments with a corresponding amount recorded in Collateral on derivatives. The Company accepted securities collateral of $0 and $0 as of December 31, 2025 and 2024, respectively. As of December 31, 2025 and 2024, the statement value of repledged securities totaled $0 and the Company did not sell any securities. In addition, as of December 31, 2025 and 2024, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

L. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with the contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2025 and 2024.

The following tables present amortized cost or statement value, fair value and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2025 and 2024:

As of December 31, 2025	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$294,523	$288,872	$(5,651)	$657,880	$425,699	$(232,181)	$952,403	$714,571	$(237,832)
Guaranteed & sponsored - asset-backed	338	334	(4)	36,782	31,940	(4,842)	37,120	32,274	(4,846)
States, municipalities & political subdivisions	10,490	10,371	(119)	352,421	296,263	(56,158)	362,911	306,634	(56,277)
International governments	51,046	50,138	(908)	99,588	78,672	(20,916)	150,634	128,810	(21,824)
All other corporate - excluding asset-backed	557,532	536,713	(20,819)	4,632,487	3,973,868	(658,619)	5,190,019	4,510,581	(679,438)
All other corporate - asset-backed	367,582	359,907	(7,675)	336,708	304,558	(32,150)	704,290	664,465	(39,825)
Total fixed maturities	1,281,511	1,246,335	(35,176)	6,115,866	5,111,000	(1,004,866)	7,397,377	6,357,335	(1,040,042)
Preferred stocks -unaffiliated	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total stocks	1,026	1,026	—	7,282	7,282	—	8,308	8,308	—
Total securities	$1,282,537	$1,247,361	$(35,176)	$6,123,148	$5,118,282	$(1,004,866)	$7,405,685	$6,365,643	$(1,040,042)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

As of December 31, 2024	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$178,702	$175,217	$(3,485)	$629,038	$399,436	$(229,602)	$807,740	$574,653	$(233,087)
Guaranteed & sponsored - asset-backed	5,791	4,601	(1,190)	41,167	34,066	(7,101)	46,958	38,667	(8,291)
States, municipalities & political subdivisions	34,281	31,709	(2,572)	420,473	342,151	(78,322)	454,754	373,860	(80,894)
International governments	162,342	155,501	(6,841)	95,203	69,439	(25,764)	257,545	224,940	(32,605)
All other corporate - excluding asset-backed	894,540	845,785	(48,755)	5,243,042	4,379,596	(863,446)	6,137,582	5,225,381	(912,201)
All other corporate - asset-backed	206,502	203,074	(3,428)	751,813	666,215	(85,598)	958,315	869,289	(89,026)
Hybrid securities	11,701	11,423	(278)	86,220	82,025	(4,195)	97,921	93,448	(4,473)
Total fixed maturities	1,493,859	1,427,310	(66,549)	7,266,956	5,972,928	(1,294,028)	8,760,815	7,400,238	(1,360,577)
Preferred stocks -unaffiliated	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total stocks	693	675	(18)	14,676	14,087	(589)	15,369	14,762	(607)
Total securities	$1,494,552	$1,427,985	$(66,567)	$7,281,632	$5,987,015	$(1,294,617)	$8,776,184	$7,415,000	$(1,361,184)

The Company holds no affiliated common stocks as of December 31, 2025. For affiliated common stocks, as of December 31, 2024, the Company directly held 100% of the common stocks of two life insurance subsidiaries, TLA and TIL, reported on the Statements of Admitted Assets, Liabilities and Capital and Surplus at the subsidiaries’ underlying statutory capital and surplus. The following discussion refers to the data presented in the table above, excluding affiliated common stocks.

As of December 31, 2025, fixed maturities, comprised of 2,086 securities, accounted for approximately 100% of the Company’s total unrealized loss amount. The securities were primarily in U.S. government securities, corporate securities in the utility, industrial & financial services sector, and mortgage backed securities, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, 58% of these securities were depressed less than 20% of amortized cost. The fixed maturities' unrealized losses did not significantly change during 2025.

Most of the securities depressed for twelve months or more relate to U.S. government securities, mortgage backed securities, and corporate securities in the utility, industrial & financial services sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2025, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

M. Asset Backed Securities OTTI

For the year ended December 31, 2025, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
N. 5GI Securities

	Number of 5* Securities		Aggregate Bonds at Carrying Value		Aggregate Fair Value
Investment	2025	2024	2025	2024	2025	2024
(1) Bonds - AC	—	—	$—	$—	$—	$—
(3) Preferred Stock - AC	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000
(4) Preferred Stock - FV	—	—		—		—
(5) Total (1+2+3+4)	1	1	$3,000,000	$3,000,000	$3,000,000	$3,000,000

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligor is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.

For the exceptions listed, either the required audited financials were received too late for valuation timing or the company is no longer producing them.  All of the required documentation was filed with the SVO and the 5* was assigned by the SVO.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of Hartford Investment Management Company (“HIMCO”), a third-party investment manager, and Sixth Street Insurance Solutions, L.P., an affiliated investment manager, that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.

The following tables present assets and (liabilities) carried at fair value by hierarchy level as of December 31, 2025 and 2024:

As of December 31, 2025
(Amounts in thousands)		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Preferred stocks - unaffiliated	$—	$2,968	$11,877	$—	$14,845
	Common stocks - unaffiliated	—	—	6,085	—	6,085
	Cash equivalents	523,225	—	—	—	523,225
	Total bonds and stocks	523,225	2,968	17,962	—	544,155
	Derivative assets
	Macro hedge program	2,500	266,178	—	—	268,678
	Total derivative assets	2,500	266,178	—	—	268,678
	Separate Account assets [1]	29,428,518	39,464,010	40,077	—	68,932,605
	Total assets accounted for at fair value	$29,954,243	$39,733,156	$58,039	$—	$69,745,438
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$53,830	$50,553	$—	$104,383
	Macro hedge program	6,383	151,191	—	—	157,574
	Total liabilities accounted for at fair value	$6,383	$205,021	$50,553	$—	$261,957

[1] Excludes approximately $1.2 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

As of December 31, 2024
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value:
	Preferred stocks - unaffiliated	$—	$10,683	$10,796	$—	$21,479
	Common stocks - unaffiliated	—	—	9,585	—	9,585
	Cash equivalents	491,413	—	—	—	491,413
	Total bonds and stocks	491,413	10,683	20,381	—	522,477
	Derivative assets
	Interest rate derivatives	—	—	—	—	—
	Macro hedge program	4,771	—	143,466	—	148,237
	Total derivative assets	4,771	—	143,466	—	148,237
	Separate Account assets [1]	29,211,193	35,496,138	54,887	—	64,762,218
	Total assets accounted for at fair value	$29,707,377	$35,506,821	$218,734	$—	$65,432,932
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	—	(51,721)	(28,819)	—	(80,540)
	Macro hedge program	—	(55,059)	(14,287)	—	(69,346)
	Total liabilities accounted for at fair value	$—	$(106,780)	$(43,106)	$—	$(149,886)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
[1] Excludes approximately $1.8 billion of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the valuation policy of the Company as well as the adjudication of any valuation disputes thereunder. The valuation policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

Bonds, Asset Backed Securities and Stocks

The fair values of bonds, asset backed securities and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the IVC of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including certain municipal securities, foreign government/government agency securities, and bank loans, which are issuer credit obligations. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding described Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Primary inputs for privately traded equity securities are internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable. Significant inputs for Level 3 derivative contracts primarily include the typical inputs used in the preceding Level 1 and Level 2 measurements, but also may include equity and interest volatility, and swap yield curves beyond observable limits.

Separate Account Assets

Guaranteed Separate Account investments for bonds, stocks, mortgage loans and limited partnerships are valued in the same manner, and using the same pricing sources and inputs, as the invested assets held in the General Account of the Company. Non-guaranteed Separate Account assets are primarily invested in mutual funds but also have investments in bonds, stocks, mortgage loans, limited partnerships and other alternative investments. Non-guaranteed Separate Account investments in mutual funds are valued by the underlying mutual funds in accordance to their valuation policies and procedures. Non-guaranteed Separate Account investments in bonds, stocks mortgage loans, limited partnerships and other alternative investments are generally valued by a third party accounting agent in the same manner using the same independent pricing service as the invested assets held in the General Account of the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

	December 31, 2025
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [6]	Maximum [6]	Weighted Average [2] [6]	Impact of Increase in Input on Fair Value [3]
CMBS [4]	206	Discounted cash flows	Spread	85 bps	85 bps	85 bps	Decrease
Corporate [5]	624,741	Discounted cash flows	Spread	49 bps	775 bps	188 bps	Decrease
ABS	98,887	Discounted cash flows	Spread	72 bps	675 bps	449 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Assets accounted for at fair value on a recurring basis [1]	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum [7]	Maximum [7]	Weighted Average [2] [7]	Impact of Increase in Input on Fair Value [3]
Corporate [5]	770,846	Discounted cash flows	Spread	(3) bps	502 bps	186 bps	Decrease
Short term investments	62,144	Discounted cash flows	Spread	619 bps	1067 bps	694 bps	Decrease

[1]     Includes both General Account and Separate Account investments held.
[2]     The weighted average is determined based on the fair value of the securities.
[3]     Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
[4] Excludes securities for which the Company bases fair value on broker quotations.
[5]     Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.
[6]     Decrease for above market rate coupons and increase for below market rate coupons.
[7]    Basis points (bps).

(Amounts in thousands)	December 31, 2024
Free Standing Derivatives	Fair Value [1]	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [2]
Interest rate swaptions	67,517	Option model	Interest rate volatility	13.7%	54.6%	Increase
Equity options [3]	(20,377)	Option model	Equity volatility	0.8%	0.9%	Increase

[1]     Includes General Account amounts only, as Separate Account derivative amounts are not significant.
[2]     The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[3] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

The tables above exclude the portion of asset-backed securities, collateralized loan obligations, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, increases in these inputs would generally cause fair values to decrease. For the years ended December 31, 2025 and 2024, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provide a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2025	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2025
Assets
Preferred stocks - unaffiliated	$10,796	$—	$—	$—	$(6)	$1,287	$(200)	$—	$11,877
Common stocks - unaffiliated	9,585	—	—	—	(3,500)	—	—	—	6,085
Total bonds and stocks	20,381	—	—	—	(3,506)	1,287	(200)	—	17,962
Derivatives
Macro hedge program	129,180	—	(129,180)	—	—	—	—	—	—
Total derivatives [3]	129,180	—	(129,180)	—	—	—	—	—	—
Separate Accounts	54,887	7,689	(12,060)	(336)	837	13,259	(10,419)	(13,781)	40,076
Total assets	$204,448	$7,689	$(141,240)	$(336)	$(2,669)	$14,546	$(10,619)	$(13,781)	$58,038
Liabilities
Derivatives
Interest rate derivatives	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)
Total derivatives [3]	(28,818)	—	—	—	(21,735)	—	—	—	(50,553)
Total liabilities	$(28,818)	$—	$—	$—	$(21,735)	$—	$—	$—	$(50,553)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	As of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2024	Level 3 [2]	Level 3 [2]	Income (1)	Surplus	Increases	Decreases	Settlements	Dec. 31, 2024
Assets
Preferred stocks - unaffiliated	$10,097	$—	$—	$—	$6	$693	$—	$—	$10,796
Common stocks - unaffiliated	9,694	—	—	678	41	—	(828)	—	9,585
Total bonds and stocks	19,791	—	—	678	47	693	(828)	—	20,381
Derivatives
Macro hedge program	194,159	—	—	—	(131,480)	66,341		160	129,180
Total derivatives [3]	194,159	—	—	—	(131,480)	66,341	—	160	129,180
Separate Accounts	114,340	422	(8,524)	(570)	404	23,961	(67,904)	(7,243)	54,887
Total assets	$328,290	$422	$(8,524)	$108	$(131,029)	$90,995	$(68,732)	$(7,083)	$204,448
Liabilities
Derivatives
Interest rate derivatives	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)
Total derivatives [3]	(11,127)	—	—	—	(17,691)	—	—	—	(28,818)
Total liabilities	$(11,127)	$—	$—	$—	$(17,691)	$—	$—	$—	$(28,818)

[1] All amounts in this column except Separate Account assets are reported in net realized capital gains (losses). All amounts are before income taxes.
[2] Transfers in and/or out of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost or market requirement.
[3] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below reflect the fair values and admitted values of all assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships).

(Amounts in thousands)	December 31, 2025
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Issuer credit obligations	$7,108,138	$7,983,972	$—	$6,414,684	$693,454	$—	$—
Asset backed securities - unaffiliated	2,547,697	2,578,990	—	2,014,395	533,302	—	—
Asset backed securities - affiliated	102,012	101,189	—	51,702	50,310	—	—
Preferred stocks - unaffiliated	17,853	17,853	—	5,976	11,877	—	—
Common stocks - unaffiliated	6,085	6,085	—	—	6,085	—	—
Mortgage loans	893,146	940,275	—	—	893,146	—	—
Cash, cash equivalents and short-term investments - unaffiliated	967,100	967,043	663,126	303,214	760	—	—
Cash, cash equivalents and short-term investments - affiliated	600,000	600,000	—	—	600,000	—	—
Derivative related assets	275,417	275,251	2,500	272,917	—	—	—
Contract loans	1,516,022	1,516,022	—	—	1,516,022	—	—
Surplus debentures	55,921	56,555	—	55,921	—	—	—
Capital Notes	13,461	12,494	—	13,461	—	—	—
Debt securities without credit enhancement	79,001	79,001	—	79,001	—	—	—
Residual tranches fixed income	139,788	112,924	—	19,244	120,544	—	—
Separate Account assets [1]	68,932,605	68,932,605	29,428,518	39,464,010	40,077	—	—
Total assets	$83,254,246	$84,180,259	$30,094,144	$48,694,525	$4,465,577	$—	$—
Liabilities
Liability for deposit-type contracts	$(95,566)	$(102,315)	$—	$—	$(95,566)	$—	$—
Derivative related liabilities	(397,544)	(262,847)	(6,383)	(340,608)	(50,553)	—	—
Separate Account liabilities	(68,932,605)	(68,932,605)	(29,428,518)	(39,464,010)	(40,077)	—	—
Total liabilities	$(69,425,715)	$(69,297,767)	$(29,434,901)	$(39,804,618)	$(186,196)	$—	$—
[1] Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.2 billion as of December 31, 2025.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Amounts in thousands)	December 31, 2024
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$9,439,776	$10,698,503	$—	7,863,405	$1,576,371	$—	$—
Bonds - affiliated	91,036	89,579	—	38,003	53,033	—	—
Preferred stocks – unaffiliated	21,479	21,479	—	10,683	10,796	—	—
Common stocks – unaffiliated	9,585	9,585	—	—	9,585	—	—
Mortgage loans	992,013	1,088,431	—	—	992,013	—	—
Cash and short-term investments - unaffiliated	934,333	934,187	855,210	16,979	62,144	—	—
Cash, cash equivalents and short-term investments - affiliated	400,000	400,000	—	—	400,000	—	—
Derivative related assets	156,668	157,372	—	9,135	143,466	—	—
Contract loans	1,475,217	1,475,217	—	—	1,475,217	—	—
Surplus debentures	45,488	46,125	—	34,887	10,601	—	—
Separate Account assets [1]	64,762,218	64,762,218	29,211,193	35,496,138	54,887	—	—
Total assets	$78,327,813	$79,682,696	$30,066,403	$43,469,230	$4,788,113	$—	$—
Liabilities
Liability for deposit–type contracts	$(102,746)	$(102,746)	$—	$—	$(95,885)	$—	$—
Derivative related liabilities	(293,926)	(149,886)	—	(106,780)	(43,106)	—	—
Separate Account liabilities	(64,762,218)	(64,762,218)	(29,211,193)	(35,496,138)	(54,887)	—	—
Total liabilities	$(65,158,890)	$(65,014,850)	$(29,211,193)	$(35,602,918)	$(193,878)	$—	$—

[1]    Excludes investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 of approximately $1.8 billion as of December 31, 2024.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

Fair values of liability for deposit-type contracts were estimated using average discounted cash flow calculations and current market interest rates.

The carrying amounts of the Separate Account liabilities approximate their fair values.

At December 31, 2025 and 2024, the Company had no investments where it was not practicable to estimate fair value.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
5. Income Taxes

A.    The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$247,250,601	$16,345,262	$263,595,863
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	247,250,601	16,345,262	263,595,863
	(d)	Deferred tax assets nonadmitted	172,679,563	—	172,679,563
	(e)	Subtotal net admitted deferred tax assets	74,571,038	16,345,262	90,916,300
	(f)	Deferred tax liabilities		38,853,987	38,853,987
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$74,571,038	$(22,508,725)	$52,062,313

2				2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	50,129,983	1,932,330	52,062,313
		(1) DTAs expected to be realized after the balance sheet date	50,129,983	1,932,330	52,062,313
		(2) DTAs allowed per limitation threshold	XXX	XXX	197,912,093
	(c)	DTAs offset against DTLs	24,441,055	14,412,932	38,853,987
	(d)	DTAs admitted as a result of application of SSAP No. 101	$74,571,038	$16,345,262	$90,916,300

3	(a)	Ratio % used to determine recovery period and threshold limitations	796%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,319,413,952

4			2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$247,250,601	$16,345,262
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$74,571,038	$16,345,262
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.6%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2024
			Ordinary	Capital	Total
	(a)	Gross DTA	$240,597,867	$7,165,253	$247,763,120
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	240,597,867	7,165,253	247,763,120
	(d)	Deferred tax assets nonadmitted	107,426,589	—	107,426,589
	(e)	Subtotal net admitted deferred tax assets	133,171,278	7,165,253	140,336,531
	(f)	Deferred tax liabilities	6,187,906	53,752,802	59,940,708
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$126,983,372	$(46,587,549)	$80,395,823

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

2				2024
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	76,759,410	3,636,413	80,395,823
		(1) DTAs expected to be realized after the balance sheet date	76,759,410	3,636,413	80,395,823
		(2) DTAs allowed per limitation threshold	XXX	XXX	248,920,801
	(c)	DTAs offset against DTLs	56,411,868	3,528,840	59,940,708
	(d)	DTAs admitted as a result of application of SSAP No. 101	$133,171,278	$7,165,253	$140,336,531

3	(a)	Ratio % used to determine recovery period and threshold limitation	934%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$1,659,472,009

4			2024
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$240,597,867	$7,165,253
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$133,171,278	$7,165,253
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2.7%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				Change During 2025
			Ordinary	Capital	Total
	(a)	Gross DTA	$6,652,734	$9,180,009	$15,832,743
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	6,652,734	9,180,009	15,832,743
	(d)	Deferred tax assets nonadmitted	65,252,974	—	65,252,974
	(e)	Subtotal net admitted deferred tax assets	(58,600,240)	9,180,009	(49,420,231)
	(f)	Deferred tax liabilities	(6,187,906)	(14,898,815)	(21,086,721)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(52,412,334)	$24,078,824	$(28,333,510)

2				Change During 2025
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(26,629,427)	(1,704,083)	(28,333,510)
		(1) DTAs expected to be realized after the balance sheet date	(26,629,427)	(1,704,083)	(28,333,510)
		(2) DTAs allowed per limitation threshold	XXX	XXX	(51,008,708)
	(c)	DTAs offset against DTLs	(31,970,813)	10,884,092	(21,086,721)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(58,600,240)	$9,180,009	$(49,420,231)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(138)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(340,058,057)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

4			Change During 2025
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$6,652,734	$9,180,009
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(58,600,240)	$9,180,009
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	(0.1)%	—%

B.     DTLs are not recognized for the following amounts:

Not Applicable.

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax expense are as follows:
			2025	2024	Change
	(a)	Federal	$70,131,201	$(10,501,277)	$80,632,478
	(b)	Foreign	—	—	—
	(c)	Subtotal	70,131,201	(10,501,277)	80,632,478
	(d)	Federal income tax on net capital gains	65,066	(15,541,260)	15,606,326
	(e)	Utilization of capital loss carryforwards		—	—
	(f)	Other		—	—
	(g)	Federal and foreign income taxes incurred	$70,196,267	$(26,042,537)	$96,238,804

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2025	2024	Change
	DTA: Ordinary
	Policyholder Reserves	$182,563,766	$160,316,504	$22,247,262
	Deferred acquisition costs	56,120,626	43,432,788	12,687,838
	Compensation and benefits	1,140,405	287	1,140,118
	Investments	4,344,734	—	4,344,734
	Net operating loss carryforward		23,066,996	(23,066,996)
	Tax credit carryforward		10,533,841	(10,533,841)
	Other	3,081,070	3,247,451	(166,381)
	Subtotal: DTA ordinary	247,250,601	240,597,867	6,652,734
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	247,250,601	240,597,867	6,652,734
	Nonadmitted ordinary DTA	172,679,563	107,426,589	65,252,974
	Admitted ordinary DTA	74,571,038	133,171,278	(58,600,240)

DTA: Capital
Investments	5,400,926	7,165,253	(1,764,327)
Capital loss carryforward	10,944,336	—	10,944,336
Subtotal: DTA capital	16,345,262	7,165,253	9,180,009
Capital statutory valuation allowance	—	—	—
Total adjusted gross capital DTA	16,345,262	7,165,253	9,180,009
Nonadmitted capital DTA	—		—
Admitted capital DTA	16,345,262	7,165,253	9,180,009
Total Admitted DTA	$90,916,300	$140,336,531	$(49,420,231)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

DTL: Ordinary
Investments		$5,722,037	$(5,722,037)
Policyholder reserves		465,869	(465,869)
Gross DTL ordinary	—	6,187,906	(6,187,906)
DTL: Capital
Investments	38,853,987	53,752,802	(14,898,815)
Gross DTL capital	38,853,987	53,752,802	(14,898,815)
Total DTL	38,853,987	59,940,708	(21,086,721)
Net adjusted DTA/(DTL)	$52,062,313	$80,395,823	$(28,333,510)
Adjust for the change in deferred tax on unrealized gains (losses)			(21,536,769)
Adjust for the change in nonadmitted deferred tax			65,252,974
Other adjustments
Adjusted change in net deferred Income Tax			$15,382,695

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2025	income	2024	income	2023	income
	Tax effect	$804,369,002	Tax effect	$505,103,980	Tax effect	$90,970,168
Statutory tax	$168,917,490	21.00%	$106,071,836	21.00%	$19,103,735	21.00%
Tax preferred investments	(12,498,932)	(1.55)%	(16,011,938)	(3.17)%	(17,443,389)	(19.17)%
Affiliated dividends	(1,794,660)	(0.22)%	(57,750,000)	(11.43)%	(19,908,000)	(21.88)%
VA hedge losses reported in surplus	(15,588,291)	(1.94)%	(25,249,269)	(5.00)%	(5,807,449)	(6.38)%
Interest maintenance reserve	31,421,468	3.91%	(23,001,653)	(4.55)%	(32,150,963)	(35.34)%
Removal of subsidiary	(148,875,543)	(18.51)%	—	—%	—	—%
Prior period adjustment	(185,967)	(0.02)%	369,078	0.07%	641,987	0.71%
SSAP 108	10,908,330	1.36%	22,240,474	4.40%	(3,530,268)	(3.88)%
Change in deferred tax on non-admitted assets	(48,029)	(0.01)%	(31,162)	(0.01)%	683,186	0.75%
Deferred gain	32,983,292	4.10%	—	—%	—	—%
Foreign related investments	(2,040,388)	(0.25)%	(2,060,197)	(0.41)%	(2,078,941)	(2.29)%
Amortization of inception gain	(4,396,527)	(0.55)%	(4,001,300)	(0.79)%	(4,001,300)	(4.40)%
All other	(3,988,671)	(0.50)%	(260,393)	(0.05)%	76,227	0.07%
Total statutory income tax	54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%
Federal and foreign income taxes incurred	70,196,267	8.73%	(26,042,537)	(5.16)%	(34,626,869)	(38.06)%
Change in net deferred income taxes	(15,382,695)	(1.91)%	26,358,013	5.22%	(29,788,306)	(32.75)%
Total statutory income tax	$54,813,572	6.82%	$315,476	0.06%	$(64,415,175)	(70.81)%

E.     Operating loss and tax credit carryforwards and protective tax deposits

1.    At December 31, 2025, the Company had $0 of net operating loss carryforwards, $0 of foreign tax credit carryovers, and $52,115,886 of capital loss carryforwards which expire 2030.

2.    The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2025	$—
2024	$—
2023	$—

3.    The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2025.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

F.     Consolidated Federal Income Tax Return

1.    For the period ended July 1, 2025, the Company's federal income tax return was included in a consolidated tax return with its former direct parent, TR Re, Ltd. and TR Re's subsidiaries.
The Company will file a stand alone federal income tax return for the period July 2, 2025 - December 31, 2025.

2.Federal Income Tax Allocation
    For the period ended December 31, 2025, the allocation of tax was subject to a written agreement with the Company's former direct parent, TR Re, Ltd.

G. Any federal or foreign income tax loss contingencies as determined in accordance with SSAP No.5 - Liabilities, Contingencies and Impairments of Assets with modifications provided in SSAP No. 101 Income Taxes with reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

Not Applicable.

H.     Repatriation Transition Tax (RTT)

Not Applicable.

I.     Alternative Minimum Tax (AMT) Credit

Not Applicable.

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $330,945,261 and $212,893,157 respectively, as of December 31, 2025 and $379,802,153 and $132,234,205 respectively, as of December 31, 2024. The amount of funds held by or deposited with reinsured companies were $1,889,605,649 and $0 in 2025 and 2024, respectively.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
The effect of reinsurance as of and for the years ended December 31, 2025, 2024 and 2023, respectively, is summarized as follows:

2025	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,035,478,877	$9,910,450,192	$(6,866,571,656)	$16,079,357,413
Liability for deposit-type contracts	1,823,038,126	8,871,485	(1,729,594,279)	102,315,332
Policy and contract claim liabilities	515,526,007	1,046,054	(127,571,649)	389,000,412
Premium and annuity considerations	891,399,589	30,620,073,457	5,118,808,556	36,630,281,602
Annuity benefits	495,899,933	244,702,297	(302,465,345)	438,136,885
Death, disability and other benefits	1,034,365,472	943,367	(274,138,481)	761,170,358
Surrenders and other fund withdrawals	3,467,270,390	3,629,753,865	(3,271,745,633)	3,825,278,622

2024	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$13,611,764,450	$7,703,829,719	$(7,869,047,857)	$13,446,546,312
Liability for deposit-type contracts	2,127,474,748	—	(2,024,728,424)	102,746,324
Policy and contract claim liabilities	489,688,077	1,284,736	(234,868,076)	256,104,737
Premium and annuity considerations	860,119,152	678,191,431	(1,392,994,595)	145,315,988
Annuity benefits	515,181,364	131,565,131	(362,818,039)	283,928,456
Death, disability and other benefits	915,079,708	499,625	(357,401,021)	558,178,312
Surrenders and other fund withdrawals	3,802,186,733	2,837,118,040	(3,930,561,132)	2,708,743,641

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$14,208,511,796	$8,126,479,430	$(8,364,298,448)	$13,970,692,778
Liability for deposit-type contracts	2,350,836,319	—	(2,239,729,676)	111,106,643
Policy and contract claim liabilities	482,611,811	1,099,989	(237,755,297)	245,956,503
Premium and annuity considerations	903,410,180	761,984,581	(1,514,084,023)	151,310,738
Annuity benefits	529,234,225	91,726,616	(346,344,200)	274,616,641
Death, disability and other benefits	1,119,448,314	992,423	(508,185,382)	612,255,355
Surrenders and other fund withdrawals	4,245,622,894	2,075,605,449	(4,121,691,675)	2,199,536,668

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

As of December 31, 2025, the Company has three reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations, which are actively monitored, are as follows: reserve credits totaling $4.7 billion for Massachusetts Mutual Life Insurance Company offset by $4.7 billion of market value of assets held in trust, for a net exposure of $0, reserve credits totaling $2.4 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.4 billion and reserve credits totaling $2.3 billion for Commonwealth Annuity and Life Insurance Company offset by $2.3 billion of market value of assets held in trust, for a net exposure of $0. As of December 31, 2024, the Company had four reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. These concentrations which were actively monitored are as follows: reserve credits totaling $5.3 billion for Massachusetts Mutual Life Insurance Company offset by $4.9 billion of market value of assets held in trust, for a net exposure of $0.4 billion, reserve credits totaling $2.5 billion for Prudential offset by $2.0 billion of market value of assets held in trust, for a net exposure of $0.5 billion, reserve credits totaling $2.6 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for a net exposure of $0 and reserve credits totaling $0.6 billion for TR

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
Re offset by $0.7 billion of market value of assets held in trust, for a net exposure of $0. Additionally, the Company has liabilities for funds held under coinsurance with multiple reinsurers of $130,711,211 and $301,025,342 as of December 31, 2025 and 2024, respectively. The liabilities are included as a component of Other liabilities on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $5,048,554 in 2025, a decrease of $164,988 from the 2024 balance of $5,213,542. The total amount of reinsurance credits taken for this agreement were $6,390,574 in 2025, an decrease of $208,846 from the 2024 balance of $6,599,420.

On December 1, 2025, the Company entered into and closed on a reinsurance agreement with Metropolitan Life Insurance Company to reinsure $10 billion in variable annuity liabilities, comprised of general account funds withheld coinsurance reserves of $1.6 billion and separate account modified coinsurance reserves of $8.4 billion.  The Company paid a ceding commission of $313 million and recognized a deferred gain on reinsurance on this transaction totaling $157 million in Surplus, after tax, which will be amortized into income on a straight-line basis over 9 years.  The initial IMR assumed in the transaction was immaterial.

As a result of the Company entering into a reinsurance agreement with The Guardian Insurance & Annuity Company, Inc. in 2022, the Company recognized a deferred gain on reinsurance totaling $73.5 million, after tax, which is being amortized on a straight line basis over 9 years. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $8.2 million in 2025, 2024 and 2023, respectively. As part of this transaction, the Company assumed administration of the 40,710 variable annuity contracts in 2024 that comprise this block.

In 2018, the Company entering into a reinsurance agreement with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $174 million, after tax, was deferred and the remaining unamortized amount is included in surplus as a component of Unassigned Funds on the Company’s Statements of Liabilities, Surplus and Other Funds, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operations and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $10.9 million in 2025, 2024, and 2023, respectively.

The Company entered into a reinsurance agreement with Allianz Life Insurance Company of North America (“Allianz”), which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company assumed 100% of a certain block of fixed indexed annuities and 5% of another block of fixed indexed annuities on a coinsurance basis. Under the terms of the reinsurance agreement, the Company will pay Allianz an expense allowance to continue to administer the reinsured business. In addition, under the reinsurance agreement, Allianz will perform hedging services on behalf of the Company and will purchase options to hedge the associated market risks for the underlying reserves. The Company will pay Allianz an upfront cost for the options contract and will receive an index credit payoff at the end of such options contract. The Company will record the outstanding balances related to such options through funds held by or deposited with reinsured companies.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

B. Reinsurance with Affiliates

The Company entered into an affiliated retrocession agreement with its affiliate, TR Re, an unauthorized reinsurer, which was effective October 1, 2022, and implemented December 30, 2022. Pursuant to such retrocession agreement, the Company retroceded, on a modified coinsurance (“Modco”) basis, 75% of fixed indexed annuities that it assumed pursuant to a reinsurance contract which was effective October, 2021 and implemented December, 2021, and a reinsurance contract entered into in July, 2022 with an unaffiliated insurer. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling approximately $6.0 billion (offset by Modco ceded adjustments). Related interest maintenance reserve amortization will be included in the quarterly reinsurance settlement. TR Re will pay a ceding commission during the period starting January 1, 2023, to December 1, 2029. As a result of the transaction, the Company recognized no material change to surplus.

On July 1, 2025, the Company recaptured an affiliate reinsurance agreement, originally effective as of October 1, 2021, from TR Re. As a result of the recapture, the Company recorded recaptured insurance reserves totaling $537 million previously ceded on a coinsurance funds withheld basis, interest maintenance reserve balances totaling $188 million, and reduced funds withheld under reinsurance treaties with unauthorized reinsurers by $726 million. The Company also recorded negative ceded premiums totaling $6.2 billion, partially offset by reserve adjustments on reinsurance of $5.5 billion for recaptured insurance reserves previously ceded on a modified coinsurance basis. Additionally, the Company paid a recapture fee to TR Re of $30 million (before tax).

On July 1, 2025, the Company entered into a reinsurance agreement on a coinsurance and modified coinsurance basis with TLA (the “TL/TLA Reinsurance Agreement”), pursuant to which the Company assumed certain variable annuity and payout reserves from TLA. As a result, the Company recorded insurance reserves totaling $1.1 billion assumed on a coinsurance basis and IMR balances totaling approximately $21 million. The Company also recorded assumed premiums totaling $19.5 billion, partially offset by reserve adjustments on reinsurance of $18.3 billion for insurance reserves assumed on a modified coinsurance basis. Additionally, the Company paid a ceding commission of $300 million (before tax) to TLA and recorded an after-tax loss of $237 million.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and dividend payments. In 2025, substantially all general insurance expenses related to the affiliates, including rent and benefit plan expenses, are initially paid by the Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $71,506,827 and $40,480,763, respectively, as receivables from parent, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. The Company reported no payables to parents, subsidiaries and affiliates as of December 31, 2025 and 2024, respectively. Amounts are settled in accordance with terms of the agreements.

Effective March 31, 2025, TL entered into an agreement among several subsidiaries of Talcott Financial Group, Ltd. to optimize the use of cash by facilitating the lending and borrowing of funds between the Company and its affiliates (the “Cash Management Agreement”). The aggregate individual and combined (with TLA) lending and borrowing amount permitted under the agreement for the Company is $1 billion.

On December 31, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On December 31, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 3.83% and the maturity date is March 31, 2026.

On November 17, 2025, TL loaned $300 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On September 30, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On November 17, 2025, this loan was repaid plus accrued interest.

On September 30, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan is 4.53% and the maturity date is December 31, 2025. On December 31, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $300 million to TFG per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On July 1, 2025, TL loaned $350 million to TLI per the cash management agreement. The interest rate of this loan was 4.78% and the maturity date was September 30, 2025. On September 30, 2025, this loan was repaid plus accrued interest.

On March 31, 2025, TL loaned $100 million to TFG per the cash management agreement. The interest rate of this loan was 4.9169% and the maturity date was July 9, 2025. On June 5, 2025, this loan was repaid plus accrued interest.

Effective September 21, 2022, TL entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, Talcott Life Re, Ltd ("TLR") and Talcott Life & Annuity Re, Ltd ("TLAR"). TL may lend a total of $500 million in aggregate to the affiliates. TL may also borrow a total of $1.5 billion consisting of $500 million from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. This agreement was terminated effective March 31, 2025, and all outstanding loans at the time were repaid.

On December 24, 2024, TL received a dividend of $275,000,000 from TLA., the Company's subsidiary.
On December 23, 2024, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 22, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 5, 2024, TL loaned $150 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.30% and the maturity date was December 4, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On July 3, 2024, TLA loaned $300 million to TL per the 2018 intercompany liquidity agreement. The interest rate of this loan was 5.06% and the maturity date was July 2, 2025. On March 31, 2025, this loan was repaid plus accrued interest.

On December 27, 2023, TL loaned $250 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.26% and the maturity date was December 26, 2024. On September 13, 2024, TR Re partially repaid $100M plus accrued interest. On December 5, 2024, TR Re repaid $150 M plus accrued interest.

On September 22, 2023, TL loaned $50 million to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 5.12% and the maturity date is September 21, 2024. The loan including accrued interest was repaid on September 13, 2024.

Two extraordinary non-cash dividends in the amount of $9 million and $723 million were distributed by the Company on July 1, 2025 to its parent at the time, TR Re, representing 100% of the common stock ownership in Talcott Resolution Distribution Company, Inc. and TLA, respectively.

On February 11, 2025, the Company requested approval from the Department for an extraordinary dividend totaling $125,000,000 to its parent at the time, TR Re. Permission was received on March 4, 2025, and the dividend was paid on March 11, 2025.

On September 29, 2025, TLI contributed capital in cash to TL totaling $375 million.

In July 2025, the Company contributed 100% of the issued and outstanding shares of its subsidiary Talcott Resolution International Life Reassurance Corporation (“TIL”), valued at $13 million, to TLA. The investment in TIL is non admitted since TIL is not audited.

In June 2025, TLA sold approximately $110 million of Collateral Loan Obligations (CLO) to its parent, TL, in exchange for cash. The exchange was completed prior to reorganization finalized in July. The exchange was accounted for at book value, as a non-economic transaction between parent and subsidiary.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

On June 27, 2024, TL declared and accrued a return of capital of $571,000,000 to TR Re, Ltd. ("TR Re"), the Company's parent. TL paid the return of capital on July 11, 2024.

On December 29, 2023, the Company received approval from the Department to transfer ownership of American Maturity Life Insurance Company (“AML”) to Talcott Resolution Life Inc. ("TLI"). In an agreement effective January 1, 2024, TL sold AML to TLI for a value of $16 million.

After receiving permission from the Department, on December 29, 2023, TL received a return of capital of $36,000,000 from AML, the Company's subsidiary.

On July 6, 2023, TL paid a dividend of $575,000,000 to TR Re, the Company's parent.

On July 6, 2023, TL received a dividend of $94,800,000 from TLA, the Company's subsidiary.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 6, 8, and 13.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The expense accrued for the Company during 2025 and 2024 was immaterial.

As of June 1, 2018, TL adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to TLI, the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in the Talcott 401(k) Plan under which designated contributions can be invested in a variety of investments. Subject to IRS limits, the employee can contribute up to 90% of their eligible compensation. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period.

The Talcott Resolution Deferred Compensation Plan is for a select group of management and provides an opportunity to defer compensation on a pre-tax basis and accumulate tax-deferred earnings. The Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) $350,000 limit as of the most current year end. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The Plan shall represent an unfunded, unsecured obligation of the company to provide deferred compensation. Any payments to a participant or other person hereunder shall be paid from the general assets of the Company, and each participant shall have the status of an unsecured general creditor of the Company with respect to any amounts payable under the Plan. The accrued liability for the company during 2025 and 2024 was immaterial.

The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2025 and 2024.

9. Debt

A.FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank ("FHLB") of Boston. Membership allows the     Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3% and 4% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2025 and 2024, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2025 and 2024, the Company's pledge limits were $342,869,066 and $434,966,958, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
2. FHLB Capital Stock
a. Aggregate Totals

1.As of December 31, 2025

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$342,869,066	$342,869,066	$—

2. As of December 31, 2024

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	$—	$—
b.	Membership Stock - Class B	5,000,000	5,000,000	—
c.	Activity Stock		—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	5,000,000	5,000,000	$—
f.	Actual or estimated borrowing capacity as determined by the insurer	$434,966,958	$434,966,958	$—
        b. Membership Stock (Class A and B) Eligible for Redemption

			Eligible for Redemption
Membership Stock	1. Current Period Total (2+3+4+5+6)	2. Not Eligible for Redemption	3. Less Than 6 Months	4. 6 Months to Less than 1 Year	5. 1 to Less than 3 Years	6. 3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	5,000,000	5,000,000	—	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2025

		1 Fair Value	2 Carrying Value	3 Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$376,097,806	$399,782,977	$—
2	Current Year General Account: Total Collateral Pledged	376,097,806	399,782,977	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	293,205,498	326,084,877	—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	$398,172,978	$430,281,603	$—
1	Current Year General Account Maximum Collateral Pledged	398,172,978	430,281,603	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	300,251,206	333,115,535	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

     The Company had no borrowings from the FHLB as of December 31, 2025.

c. FHLB - Prepayment Obligations

        The Company does not have any prepayment obligations as of December 31, 2025.

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer’s earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. For dividends paid in 2025, see Note 7. The Company paid no dividends in 2024. With respect to dividends to its parent, the Company’s dividend limitation under the holding company laws of Connecticut is $186,227,558 in 2026.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2025	2024
Unrealized capital gains (losses), gross of tax	$(426,239,780)	$353,075,428
Separate Account expense allowance	205,002,353	161,741,882
Nonadmitted asset values	(178,129,452)	(125,776,505)
Asset valuation reserve	(228,965,957)	(250,517,374)

11. Separate Accounts

The Company maintained Separate Account assets totaling $70,121,473,179 and $66,608,458,521 as of December 31, 2025 and 2024, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business including individual and group variable annuities, variable life, variable universal life, group fixed annuities and modified guarantee contracts product lines.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023
at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2025 and 2024, the Company’s Separate Account statement included legally insulated assets of $69,648,776,690 and $66,089,255,206, respectively, and not legally insulated assets of $472,696,486 and $519,203,315, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Accounts reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $65,313,986,635 and $62,643,023,527 of non-guaranteed Separate Account reserves and $615,224,298 and $671,517,221 of guaranteed Separate Account reserves as of December 31, 2025 and 2024, respectively. As of December 31, 2025, the General Account of the Company had a maximum guarantee for Separate Account liabilities of $234,378,337. To compensate the General Account for the risk taken, the Separate Account paid risk charges of $1,180,407 in 2025. As of December 31, 2025, the General Account of the Company had paid no Separate Account guarantees.

Separate Account fees, net of minimum guarantees, were $957,218,473, $935,566,462 and $890,326,326 for the years ended December 31, 2025 and 2024 and 2023, respectively, and are recorded as a component of Fee Income on the Company’s Statements of Operations.

An analysis of the Separate Account reserves as of December 31, 2025 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
1. Premium considerations or deposits for the
year ended December 31, 2025	$—	$—	$0	$1,536,545,901	$1,536,545,901
Reserves at year-end:
2. For accounts with assets at:
a. Fair value	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
b. Amortized cost	—	—	—	—	—
c. Total reserves	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933
3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	$—	$—	$—	$—
1. With market value adjustment	—	222,363,568	158,482,393	32,999,779,352	33,380,625,313
2. At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
3. At fair value	—	—	—	24,109,071,050	24,109,071,050
4. At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	7,988,482,630	7,988,482,630
5. Subtotal	—	222,363,568	158,482,393	65,097,333,032	65,478,178,993
b. Not subject to discretionary withdrawal	—	—	234,378,337	216,653,603	451,031,940
c. Total	$—	$222,363,568	$392,860,730	$65,313,986,635	$65,929,210,933

Below is a reconciliation of Net Transfers from Separate Accounts:

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

	December 31,	December 31,	December 31,
	2025	2024	2023
1. Transfers as reported in the Summary of Operations of the Separate Account Statement
a. Transfer to Separate Accounts	$949,122,802	$913,070,206	$871,909,031
b. Transfer from Separate Accounts	3,031,369,178	3,059,737,292	3,412,312,352
c. Net Transfer to/(from) Separate Accounts (a) - (b)	(2,082,246,376)	(2,146,667,086)	(2,540,403,321)
2. Reconciling adjustments:
Internal exchanges and other Separate Account activity	9,915,145	(9,887,460)	20,121,935
3. Transfers as reported in the Summary of Operations of the Life, Accident & Health
Annual Statement (1c) + 2	$(2,072,331,231)	$(2,156,554,546)	$(2,520,281,386)
12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in a putative class action lawsuit in the United States District Court for the District of Massachusetts. The case is captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. The lawsuit relates to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a former third-party service provider for Talcott Resolution, used the MOVEit file transfer system in the performance of its services. PBI used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiff seeks to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident.

Plaintiff alleges that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaint asserts claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend the action.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s financial condition, results of operations or cash flows in particular quarterly or annual periods.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid/(received) guaranty fund assessments of $1,021,000,$1,511,515 and $39,158 in 2025, 2024, and 2023, respectively, of which $0, $1,029,729 and $0 in 2025, 2024, and 2023, respectively, increased the creditable amount against premium taxes. The Company had guaranty fund receivables of $1,366,378, $1,360,742 and $331,013 as of December 31, 2025, 2024 and 2023, respectively.

C. Contingent Commitments

At December 31, 2025 and 2024, the Company has outstanding commitments totaling $995,631,524 and $647,660,627, respectively, of which $436,651,265 and $342,322,699, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2025 and 2024, $6,497,494 and $23,336,179, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $552,482,765 and $282,001,749 are related to various funding obligations associated with private placement securities, as of December 31, 2025 and 2024, respectively.

Detail of Other Contingent Commitments.

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
1. In 1997, TL guaranteed the obligations of TLA with respect to life, accident and health insurance and annuity contracts. The guarantee was issued to provide an increased level of security to potential purchasers of TLA products. As of December 31, 2025 and 2024, no liability was recorded for this guarantee, as TLA was able to meet these policyholder obligations.	$—	Increase in Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.
Total	$—		Unlimited

(1) There is no limit on the Company’s guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.
D. Leases

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Transactions include rental facilities and equipment. Rent paid by the Company to Nassau Life Insurance Company for its share of space occupied and equipment used by Talcott Resolution's life insurance companies was $710,686, $790,545 and $527,357 in 2025, 2024, and 2023, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut.

E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2021, except for net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carryback years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

On December 30, 2025, the Company executed a funding agreement with a special purpose vehicle for $400 million, with an effective date of January 7, 2026, when the initial funding occurred.  The funding agreements are considered deposit-type contracts for U.S. Statutory reporting purposes.  The Company recorded a deposit liability in line 3, Liability for deposit-type contracts, in the financial statements in the amount of the funding on the effective date.

On February 2, 2026, the Company received a $250 million pay down of the $300 million cash management loan to TLI. See Note 7. Related Party Transactions for further detail on the loan.

On March 2, 2026, the Company requested approval from the Department for an extraordinary dividend totaling $250 million to its parent TLI. Permission was received on March 12, 2026, and the dividend was paid on March 20, 2026.

The Company has evaluated events subsequent to December 31, 2025, through March 27, 2026, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

14. Reconciliation Of December 31, 2025 Annual Report to the Connecticut Department to These Statutory-Basis Financial Statements

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2025 Annual Statement and amounts reported in the accompanying financial statements.

December 31, 2025	Admitted Assets	Liabilities	Surplus	Net Income

Per Annual Statement	$89,501,993,110	$88,084,274,008	$1,417,719,102	$734,172,732

Adjustments for:
Reinsurance transaction settlement statement true-up	1,775,555	48,018,392	(46,242,837)	—

Per audited financial statements	$89,503,768,665	$88,132,292,400	$1,371,476,265	$734,172,732

The 2025 adjustment presented herein is related to timing of the receipt of the final transaction settlement statement for the MetLife reinsurance transaction.

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

Investment income earned:
U.S. government bonds	$31,585,284
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	418,019,432
Bonds of affiliates	7,572,791
Preferred stocks (unaffiliated)	1,642,617
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	280,386
Common stocks of affiliates	8,546,001
Mortgage loans	45,516,848
Real estate	—
Contract loans	94,583,888
Cash, cash equivalents and short-term investments	50,642,864
Derivative instruments	(23,452,777)
Other invested assets	81,623,278
Aggregate write-ins for investment income	6,249,596
Gross investment income	722,810,208
Less: Investment expenses	22,971,669
Less: Interest expenses	—
Net investment income	$699,838,539

Real estate owned - book value less encumbrances:	$—

Mortgage loans - book value:
Farm mortgages	$—
Single family residential mortgages	—
Mezzanine mortgages	—
Commercial mortgages	940,275,070
Total mortgage loans	$940,275,070

Mortgage loans by standing - book value:
Good standing	$940,275,070
Good standing with restructured terms	—
Interest overdue more than 90 days	—
Not in foreclosure	—
Foreclosure in process	—

Other long-term assets - statement value:	$883,175,280

Collateral loans:	$—

Bonds and stock of parent, subsidiaries and affiliates - book value:
Bonds	$101,188,712
Preferred stocks	—
Common stocks	6,042,931

Bonds, cash equivalents and short-term investments by class and maturity:
By maturity - statement value
Due within one year or less	$1,669,023,870
Over 1 year through 5 years	2,232,622,669
Over 5 years through 10 years	2,573,951,676
Over 10 years through 20 years	1,830,967,876
Over 20 years	3,261,501,971
No maturity date	—
Total by maturity (1)	$11,568,068,062

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE I - SELECTED FINANCIAL DATA
DECEMBER 31, 2025

By class - statement value
Class 1	$7,001,434,096
Class 2	3,849,471,472
Class 3	675,026,465
Class 4	13,825,230
Class 5	28,308,893
Class 6	1,906
Total by class (1)	$11,568,068,062

Total publicly traded	$7,240,878,477
Total privately placed	4,327,189,585
Total by major type (1)	$11,568,068,062

(1) Excludes money market investments of $523,224,847 that have not been rated by the SVO and/or have not received exempt status.

Investment balances:
Preferred stocks - statement value	$17,853,136
Common stocks - statement value	6,084,753
Short-term investments - statement value	649,187,067
Options, caps, floors, collars, swaps and forwards open - statement value	12,404,115
Futures open - fair value	(3,883,151)
Cash on deposit	139,900,982
Cash equivalents	777,955,502

Life insurance in force (in thousands):
Industrial	$—
Ordinary	49,211,813
Credit life	—
Group life	46,848,053

Amount of accidental death insurance in force under (in thousands):
Ordinary policies	$16,733

Policies with disability provisions in force (in thousands):
Industrial	$—
Ordinary	453,767
Credit life	—
Group life	178,115

Supplemental contracts in force:
Ordinary - not involving life contingencies
Amount on deposit	$—
Income payable	—

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE II - SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025

Ordinary - involving life contingencies
Amount on deposit	$—
Income payable	779,332

Group - not involving life contingencies
Amount on deposit	$—
Income payable	—

Group - involving life contingencies
Amount on deposit	$—
Income payable	—

Annuities:
Ordinary:
Immediate - amount of income payable	$298,002,560
Deferred fully paid: account balance	36,879,612,103
Deferred not fully paid: account balance	7,953,546

Group:
Immediate - amount of income payable	$176,342,534
Deferred fully paid: account balance	376,059,160
Deferred not fully paid: account balance	19,586,188,378

Accident and health insurance-premiums in force:
Group	$—
Credit	—
Other	297

Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,396,852
Dividend accumulations - account balance	—

Claim payments (in thousands):
Group accident and health
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

Other accident and health
2025	$—
2024	9
2023	—
2022	—
2021	—
Prior	—

Other coverages that use development methods to calculate claim reserves
2025	$—
2024	—
2023	—
2022	—
2021	—
Prior	—

		Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement

	Investment Categories	Amount	Percentage	Amount	Percentage
1	Issuer Credit Obligations
	1.01 U.S. Government Obligations	$1,211,277,728	7.4	$1,211,277,728	7.4
	1.02 All Other Government Obligations	—	0.0	—	0.0
	1.03 Non-U.S. Sovereign Jurisdiction Securities	373,109,027	2.3	373,109,027	2.3
	1.04 Municipal Bonds - General Obligations (Direct & Guaranteed)	37,967,982	0.2	37,967,982	0.2
	1.05 Municipal Bonds - Special Revenue	363,634,342	2.2	363,634,342	2.2
	1.06 Project Finance Bonds Issued By Operating Entities	141,891,328	0.9	141,891,328	0.9
	1.07 Corporate Bonds	5,439,444,644	33.4	5,439,444,644	33.4
	1.08 Mandatory Convertible Bonds	—	0.0	—	0.0
	1.09 Single Entity Backed Obligations	57,821,485	0.4	57,821,485	0.4
	1.10 SVO-Identified Bond Exchange Traded Funds - Fair Value	—	0.0	—	0.0
	1.11 SVO-Identified Bond Exchange Traded Funds - Systematic Value	—	0.0	—	0.0
	1.12 Bonds Issued By Funds Representing Operating Entities	358,825,044	2.2	358,825,044	2.2
	1.18 Total Issuer Credit Obligations	7,983,971,579	49.1	7,983,971,579	49.1
2	Asset-backed securities
	2.01 Asset-backed Securities, Financial Asset-backed Securities - Self Liquidating	2,563,645,991	15.7	2,563,645,991	15.7
	2.02 Asset-backed Securities, Financial Asset-backed Securities - Not Self-liquidating	45,644,557	0.3	45,644,557	0.3
	2.03 Asset-backed Securities, Non-financial Asset-backed Securities	70,888,220	0.4	70,888,220	0.4
	2.04 Total Asset-backed Securities	2,680,178,768	16.5	2,680,178,768	16.5
3	Preferred Stocks
	3.01 Preferred Stocks, Industrial and Miscellaneous (Unaffiliated)	17,853,136	0.1	17,853,136	0.1
	3.02 Preferred Stocks, Parent, Subsidiaries and Affiliates	—	0.0	—	0.0
	3.03 Total Preferred Stocks	17,853,136	0.1	17,853,136	0.1
4	Common stocks
	4.01 Common stocks, Industrial and miscellaneous - publicly traded (unaffiliated)	2	0.0	2	0.0
	4.02 Common stocks, Industrial and miscellaneous - other (unaffiliated)	6,084,751	0.0	6,084,751	0.0
	4.03 Total Common Stocks	6,084,753	0.0	6,084,753	0.0
5	Mortgage Loans
	5.01 Farm Mortgages	—	0.0	—	0.0
	5.02 Residential Mortgages	—	0.0	—	0.0
	5.03 Commercial Mortgages	946,415,070	5.8	946,415,070	5.8
	5.04 Mezzanine Real Estate Loans	—	0.0	—	0.0
	5.05 Total Valuation Allowance	(6,140,000)	0.0	(6,140,000)	0.0
	5.06 Total Mortgage Loans	940,275,070	5.8	940,275,070	5.8
6	Real Estate
	6.01 Properties Occupied by Company	—	0.0	—	0.0
	6.02 Properties Held for Production of Income	—	0.0	—	0.0
	6.03 Properties Held for Sale	—	0.0	—	0.0
	6.04 Total Real Estate	—	0.0	—	0.0
7	Cash, Cash Equivalents, and Short-Term Investments::
	7.01 Cash	139,900,982	0.9	139,900,982	0.9
	7.02 Cash Equivalents	777,955,502	4.8	777,955,502	4.8
	7.03 Short-Term Investments	649,187,067	4.0	649,187,067	4.0
	6.04 Total Cash, Cash Equivalents, and Short-Term Investments	1,567,043,551	9.6	1,567,043,551	9.6
8	Contract Loans	1,516,022,125	9.3	1,516,022,125	9.3
9	Derivatives	275,251,377	1.7	275,251,377	1.7
10	Other Invested Assets	883,175,280	5.4	883,175,280	5.4
11	Receivables for Securities	102,527,296	0.6	102,490,851	0.6
12	Securities Lending	—	0.0	—	0.0
13	Other Invested Assets	304,822,445	1.9	304,822,445	1.9
14	Total Invested Assets	$16,277,205,380	100.0	$16,277,168,936	100.0

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SCHEDULE IV - SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS WITH RISK-LIMITING FEATURES
DECEMBER 31, 2025

Reinsurance Credit

1. The Company has no reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that include a provision, which limits the reinsurer's assumption of significant risks identified as in A-791.
2. The Company has 6 reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied that include a provision that limits the reinsurer's assumption of risk. Reinsurance credit was reduced for the risk limiting features in all cases.
3. The Company has no reinsurance contracts that contain features which result in delays in payment in form or in fact.
4. The Company has no reinsurance accounting credits for contracts not subject to A-791 and not yearly renewable term, which meet the risk transfer requirements of SSAP No. 61R.
5. The Company has not ceded any risk which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement which is either: (i) accounted for as reinsurance under statutory accounting principles ("SAP") and as a deposit under generally accepted accounting principles ("GAAP") or (ii) accounted for as reinsurance under GAAP and a deposit under SAP.
6. Not applicable.